    As filed with the Securities and Exchange Commission on April 13, 1999.
                                                             File No. 333-19605
                                                                       811-4732

                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C. 20549

                                      FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

     Pre-Effective Amendment No. ____                       [ ]
     Post-Effective Amendment No. _4_                       [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

     Amendment No. 111                                      [X]

                          HARTFORD LIFE INSURANCE COMPANY
                                SEPARATE ACCOUNT TWO
                             (Exact Name of Registrant)

                          HARTFORD LIFE INSURANCE COMPANY
                                (Name of Depositor)

                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                     (Address of Depositor's Principal Offices)

                                   (860) 843-6733
                (Depositor's Telephone Number, Including Area Code)

                              Marianne O'Doherty, ESQ.
                                   HARTFORD LIFE
                                   P.O. BOX 2999
                              HARTFORD, CT  06104-2999
                      (Name and Address of Agent for Service)

 It is proposed that this filing will become effective:

      ___      immediately upon filing pursuant to paragraph (b) of Rule 485
      _X_      on May 3, 1999 pursuant to paragraph (b) of Rule 485
      ___      60 days after filing pursuant to paragraph (a)(1) of Rule 485
      ___      on __________, 1998 pursuant to paragraph (a)(1) of Rule 485
      ___      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                               CROSS REFERENCE SHEET
                              PURSUANT TO RULE 495(a)


     N-4 Item No.                       Prospectus Heading
     -----------------------------------------------------
1.   Cover Page                         Hartford Life Insurance Company,
                                        The Separate Account

2.   Definitions                        Definitions

3.   Synopsis or Highlights             Highlights

4.   Condensed Financial                Accumulation Unit Values
     Information

5.   General Description of             General Contract Information
     Registrant

6.   Deductions                         The Contract: Charges and Fees

7.   General Description of             The Contract
     Annuity Contracts

8.   Annuity Period                     Annuity Payouts

9.   Death Benefit                      The Contract: Death Benefit

10.  Purchases and Contract Value       The Contract

11.  Redemptions                        The Contract: Surrenders

12.  Taxes                              Federal Tax Considerations

13.  Legal Proceedings                  Other Information:
                                        Legal Matters & Experts

14.  Table of Contents of the           Table of Contents to
     Statement of Additional            Statement of Additional
     Information                        Information Hartford

15.  Cover Page                         Part B; Statement of Additional
                                        Information

16.  Table of Contents                  Table of Contents

17.  General Information and History    Description of Hartford Life
                                        Insurance Company

18.  Services                           None

19.  Purchase of Securities             Distribution of Contracts
     being Offered

20.  Underwriters                       Distribution of Contracts

21.  Calculation of Performance Data    Calculation of Yield and Return

22.  Annuity Payments                   Annuity Payouts

23.  Financial Statements               Financial Statements

24.  Financial Statements and           Financial Statements and
     Exhibits                           Exhibits

25.  Directors and Officers of the      Directors and Officers of the
     Depositor                          Depositor

26.  Persons Controlled by or Under     Persons Controlled by or Under
     Common Control with the            Common Control with the Depositor
     Depositor or Registrant            or Registrant

27.  Number of Contract Owners          Number of Contract Owners

28.  Indemnification                    Indemnification

29.  Principal Underwriters             Principal Underwriters

30.  Location of Accounts and           Location of Accounts and Records
     Records

31.  Management Services                Management Services

32.  Undertakings                       Undertakings

                      DIRECTOR IMMEDIATE VARIABLE ANNUITY
                             SEPARATE ACCOUNT TWO
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 5085
                       HARTFORD, CONNECTICUT 06102-5085
                      Telephone: 1-800-862-6668 (Contract
                                    Owners)
[LOGO]            1-800-862-7155 (Investment Representatives)

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------



This Prospectus describes information you should know before you purchase Director Immediate variable annuity. Please read it carefully.



The Director Immediate variable annuity is a contract between you and Hartford Life Insurance Company where you agree to make one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Annuity is an immediate, tax-deferred, variable annuity offered to individuals. It is:



X  Immediate, because we start making Annuity Payouts within 60 days.



X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.



X Variable, because the value of your Annuity will fluctuate with the performance of the underlying funds.



At the time you purchase your Annuity, you allocate your Premium Payment to "Sub-Accounts". These are subdivisions of our Separate Account, an account that keeps your Annuity assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Annuity offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Sub-Accounts and the Funds are listed below:



- Advisers Sub-Account which purchases shares of Class IA of Hartford Advisers HLS Fund, Inc.



- Bond Sub-Account which purchases shares of Class IA of Hartford Bond HLS Fund, Inc.



- Capital Appreciation Sub-Account which purchases shares of Class IA of Hartford Capital Appreciation HLS Fund, Inc.



- Dividend and Growth Sub-Account which purchases shares of Class IA of Hartford Dividend and Growth HLS Fund, Inc.



- Global Leaders Sub-Account which purchases shares of Class IA of Hartford Global Leaders HLS Fund.



- Growth and Income Sub-Account which purchases shares of Class IA of Hartford Growth and Income HLS Fund.



- High Yield Sub-Account which purchases shares of Class IA of Hartford High Yield HLS Fund.



- Index Sub-Account which purchases shares of Class IA of Hartford Index HLS Fund, Inc.



- International Advisers Sub-Account which purchases shares of Class IA of Hartford International Advisers HLS Fund, Inc.



- International Opportunities Sub-Account which purchases shares of Class IA of Hartford International Opportunities HLS Fund, Inc.



- MidCap Sub-Account which purchases shares of Class IA of Hartford MidCap HLS Fund, Inc.



- Money Market Sub-Account which purchases shares of Class IA of Hartford Money Market HLS Fund, Inc.



- Mortgage Securities Sub-Account that purchases shares of Class IA of Hartford Mortgage Securities HLS Fund, Inc.



- Small Company Sub-Account which purchases shares of Class IA of Hartford Small Company HLS Fund, Inc.



- Stock Sub-Account which purchases of Class IA of Hartford Stock HLS Fund, Inc.



If you decide to buy this Annuity, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Annuity and, like this prospectus, is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.



Although we file the prospectus and the Statement of Additional information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This Prospectus and the Statement of Additional Information can also be obtained from the SEC's website (HTTP://WWW.SEC.GOV).



This annuity IS NOT:



 -  A bank deposit or obligation



 -  Federally insured



 -  Endorsed by any bank or governmental agency



This annuity may not be available for sale in all states.


--------------------------------------------------------------------------------


PROSPECTUS DATED: MAY 3, 1999


STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 3, 1999

HARTFORD LIFE INSURANCE COMPANY                                                3
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS



                                                                         PAGE
                                                                         ----
 DEFINITIONS...........................................................    4
 FEE TABLE.............................................................    6
 ANNUAL FUND OPERATING EXPENSES........................................    6
 ACCUMULATION UNIT VALUES..............................................    8
 HIGHLIGHTS............................................................   10
 GENERAL CONTRACT INFORMATION..........................................   11
   Hartford Life Insurance Company.....................................   11
   The Separate Account................................................   11
   The Funds...........................................................   11
 PERFORMANCE RELATED INFORMATION.......................................   13
 THE CONTRACT..........................................................   14
   Purchases and Contract Value........................................   14
   Charges and Fees....................................................   15
   Death Benefit.......................................................   16
   Surrenders..........................................................   17
 ANNUITY PAYOUTS.......................................................   18
 OTHER INFORMATION.....................................................   21
   Assignment..........................................................   21
   Contract Modification...............................................   21
   How Contracts are Sold..............................................   21
   Year 2000...........................................................   21
   Legal Matters and Experts...........................................   22
   More Information....................................................   23
 FEDERAL TAX CONSIDERATIONS............................................   23
   General.............................................................   23
   Taxation of Hartford and the Separate Account.......................   23
   Taxation of Purchasers of Non-Qualified Contracts...................   23
   Contract Owners that are Nonresident Aliens or Foreign
    Corporation........................................................   26
   Other Tax Consequences..............................................   26
 APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS....   27
 ILLUSTRATIONS OF ANNUITY PAYMENTS ASSUMING HYPOTHETICAL RATES OF
   RETURN..............................................................   30
 ILLUSTRATIONS OF ANNUITY PAYMENTS USING HISTORIC RATES OF RETURN......   33
 TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION..............   50

4                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                  DEFINITIONS



These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.



ACCOUNT: Any of the Sub-Accounts.



ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to the Income Start Date.



ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.



ADMINISTRATIVE OFFICE OF THE COMPANY: Our location and overnight mailing address is: 200 Hopmeadow Street, Simsbury, Connecticut 06089. Our standard mailing address is: Investment Product Services, P.O. Box 5085, Hartford, CT 06102-5085.



ANNIVERSARY VALUE: An amount equal to the present value of any remaining guaranteed Annuity Payouts determined as of a Contract Anniversary, reduced by the dollar amount of any Annuity Payouts made since that anniversary.



ANNUITANT: The person on whose life the Contract is based. The Annuitant may not be changed after your Contract is issued.



ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.



ANNUITY PAYOUTS: The money we pay after the Income Start Date for the duration and frequency selected.



ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.



ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.



BENEFICIARY: The person(s) entitled to receive a Death Benefit upon the death of the Contract Owner or Annuitant.



CODE: The Internal Revenue Code of 1986, as amended.



COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts.



CONTINGENT DEFERRED SALES CHARGE: The deferred sales charge that will apply when you Surrender.



CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.



CONTRACT OWNER OR YOU: The owner or holder of this Annuity. We do not capitalize "you" in the prospectus.



CONTRACT VALUE: The total value of the Accounts on any Valuation Day.



CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.



DEATH BENEFIT: The amount payable after the Contract Owner or the Annuitant dies.



DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.



GENERAL ACCOUNT: The General Account includes our company assets.



HARTFORD, WE OR OUR: Hartford Life Insurance Company. Only Hartford is a capitalized term in the prospectus.



INCOME PAYOUT DATE: The date we use to compute the Annuity Payouts.



INCOME START DATE: The time when regularly scheduled Annuity Payouts begin.



JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.



MAXIMUM ANNIVERSARY VALUE: As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.



NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.



NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.



PAYEE: The person or party you designate to receive Annuity Payouts.



PAYOUT FACTOR: A number used to calculate the first Annuity Payout.



PREMIUM PAYMENT: Money sent to us to be invested in your Annuity.



PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.



SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

HARTFORD LIFE INSURANCE COMPANY                                                5
--------------------------------------------------------------------------------


SURRENDER: A complete or partial withdrawal from your Contract.



SURRENDER VALUE: The Contract Value minus any applicable Premium Tax if requested before the Annuity Calculation Date or the Commuted Value minus any applicable Contingent Deferred Sales Charge if requested on or after the Annuity Calculation Date.



VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.



VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

6                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                             FEE AND EXPENSE TABLES



                        Contract Owner Transaction Expenses



 Sales Charge imposed on Premium Payment...........................    None
 Contingent Deferred Sales Charge (as a percentage of Commuted
   Value)*
     First Year....................................................       6%
     Second Year...................................................       6%
     Third Year....................................................       5%
     Fourth Year...................................................       5%
     Fifth Year....................................................       4%
     Sixth Year....................................................       3%
     Seventh Year..................................................       2%
     Eighth Year...................................................       0%
 Exchange Fee......................................................    None


---------

* Only applies to PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS. Annuity Payment Option, after the Income Start Date.



                        Annual Separate Account Expenses
                  (as a percentage of average annual net assets)



 Mortality and Expense Risk Charge.................................    1.25%
 Other Charges.....................................................    None
 Total Separate Account Expenses...................................    1.25%



    The purpose of this table is to assist you in understanding various fees and charges you will pay directly or indirectly. The table reflects expenses of the Separate Account and Underlying Funds. Premium Taxes may also be applicable.



                         Annual Fund Operating Expenses
                        (as a percentage of net assets)



                                                                              TOTAL FUND
                                                    MANAGEMENT                OPERATING
                                                       FEES                    EXPENSES
                                                    INCLUDING      OTHER      INCLUDING
                                                     WAIVERS      EXPENSES     WAIVERS
                                                  --------------  --------  --------------
 Hartford Bond HLS Fund..........................     0.482%       0.021%       0.503%
 Hartford Stock HLS Fund.........................     0.439%       0.018%       0.457%
 Hartford Money Market HLS Fund..................     0.433%       0.015%       0.448%
 Hartford Advisers HLS Fund......................     0.616%       0.018%       0.634%
 Hartford Capital Appreciation HLS Fund..........     0.623%       0.019%       0.642%
 Hartford Mortgage Securities HLS Fund...........     0.432%       0.030%       0.462%
 Hartford Index HLS Fund.........................     0.382%       0.019%       0.401%
 Hartford International Opportunities HLS Fund...     0.681%       0.090%       0.771%
 Hartford Dividend & Growth HLS Fund.............     0.641%       0.018%       0.659%
 Hartford International Advisers HLS Fund........     0.755%       0.108%       0.863%
 Hartford MidCap HLS Fund........................     0.759%       0.034%       0.793%
 Hartford Small Company HLS Fund.................     0.753%       0.019%       0.772%
 Hartford Growth and Income HLS Fund.............     0.767%       0.040%       0.807%
 Hartford Global Leaders HLS Fund (1)............     0.487%       0.120%       0.607%
 Hartford High Yield HLS Fund (1)................     0.487%       0.035%       0.522%


---------

(1) Hartford Global Leaders HLS Fund and Hartford High Yield HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred in the current fiscal year. HL Investment Advisors, Inc. has agreed to waive its fees for these until the assets of the Funds (excluding assets contributed by companies affiliated with HL Investment Advisors, Inc.) reach $20 million. Before this waiver, the Management Fee and Total Fund Operating Expenses would be:



                                                                             TOTAL FUND
                                        MANAGEMENT FEES  OTHER EXPENSES  OPERATING EXPENSES
                                        ---------------  --------------  ------------------
    Hartford Global Leaders Fund.......      0.775%          0.120%            0.895%
    Hartford High Yield Fund...........      0.775%          0.035%            0.810%

HARTFORD LIFE INSURANCE COMPANY                                                7
--------------------------------------------------------------------------------


EXAMPLE



A Contract Owner will pay the following expenses on a $1,000 investment, assuming a 5% annual return of assets and an Annuitant age 65 with a 5% Assumed Investment Return:



                               If the LIFE Annuity Payment       If the PAYMENTS GUARANTEED FOR    If the PAYMENTS GUARANTEED FOR
                               Option is selected and you do     20 YEARS Payment Option is        20 YEARS Payment Option is
                               not surrender your Contract:      Selected and you do not           selected and you surrender your
                                                                 surrender your Contract:          Contract:

 SUB-ACCOUNT                   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS   1 YEAR 3 YEARS 5 YEARS 10 YEARS
                               ------ ------- ------- --------   ------ ------- ------- --------   ------ ------- ------- --------
 Bond.........................  $ 18   $  56   $  96    $ 208     $ 18   $  56   $  96    $ 208     $ 72   $ 101   $ 132    $ 208
 Stock........................    17      54      93      203       17      54      93      203       71      99     129      203
 Money Market.................    17      54      93      202       17      54      93      202       71      99     129      202
 Advisers.....................    19      60     103      222       19      60     103      222       73     105     139      222
 Capital Appreciation.........    19      60     103      223       19      60     103      223       73     105     139      223
 Mortgage Securities..........    18      54      94      203       18      54      94      203       72      99     130      203
 Index........................    17      52      90      197       17      52      90      197       71      97     126      197
 International
   Opportunities..............    21      64     110      237       21      64     110      237       75     109     146      237
 Dividend & Growth............    20      61     104      225       20      61     104      225       74     106     140      225
 International Advisers.......    22      67     115      246       22      67     115      246       76     112     151      246
 MidCap.......................    21      65     111      239       21      65     111      239       75     110     147      239
 Small Company................    21      64     110      237       21      64     110      237       75     109     146      237
 Growth and Income............    21      65     112      241       21      65     112      241       75     110     148      241
 High Yield...................    18      62     n/a      n/a       18      62     n/a      n/a       71     107     n/a      n/a
 Global Leaders...............    19      65     n/a      n/a       19      65     n/a      n/a       73     110     n/a      n/a



    These examples should not be considered representations of past or future performance or expenses. The actual expenses paid or performance achieved may be greater or less than those shown.

8                                                HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)



    The following information has been derived from the audited financial statements of the Separate Account, which have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements, which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.



                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                              1998      1997
                                                            ---------  -------
BOND SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $2.114      $--
Accumulation Unit Value at end of period..................     $2.258   $2.114
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    162,501  111,586
STOCK SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $4.602      $--
Accumulation Unit Value at end of period..................     $6.066   $4.602
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    403,629  372,754
MONEY MARKET SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $1.650      $--
Accumulation Unit Value at end of period..................     $1.716   $1.650
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    183,614  140,797
ADVISERS SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $3.572      $--
Accumulation Unit Value at end of period..................     $4.398   $3.572
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................  1,095,048  1,012,472
CAPITAL APPRECIATION SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $4.845      $--
Accumulation Unit Value at end of period..................     $5.526   $4.845
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    352,482  351,189
MORTGAGE SECURITIES SUB-ACCOUNT
 (Inception date August 1, 1986)
Accumulation Unit Value at beginning of period............     $2.098      $--
Accumulation Unit Value at end of period..................     $2.211   $2.098
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................     78,026   81,143
INDEX SUB-ACCOUNT
 (Inception date May 1, 1987)
Accumulation Unit Value at beginning of period............     $3.726      $--
Accumulation Unit Value at end of period..................     $4.712   $3.726
Number Accumulation Units outstanding at end of (in
 thousands)...............................................   $131,579  109,837
INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT
 (Inception date July 2, 1990)
Accumulation Unit Value at beginning of period............     $1.469      $--
Accumulation Unit Value at end of period..................     $1.641   $1.469
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    240,090  264,642
DIVIDEND & GROWTH SUB-ACCOUNT
 (Inception date March 8, 1994)
Accumulation Unit Value at beginning of period............     $2.149      $--
Accumulation Unit Value at end of period..................     $2.471   $2.149
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................    391,151  308,682
INTERNATIONAL ADVISERS SUB-ACCOUNT
 (Inception date March 1, 1995)
Accumulation Unit Value at beginning of period............     $1.319      $--
Accumulation Unit Value at end of period..................     $1.476   $1.319
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................     50,971   43,217
MIDCAP SUB-ACCOUNT
 (Inception date July 30, 1997)
Accumulation Unit Value at beginning of period............     $1.097      $--
Accumulation Unit Value at end of period..................     $1.371   $1.097
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................     33,348    8,306

HARTFORD LIFE INSURANCE COMPANY                                                9
--------------------------------------------------------------------------------


                                                                YEAR ENDED
                                                               DECEMBER 31,
                                                            ------------------
                                                              1998      1997
                                                            ---------  -------
SMALL COMPANY SUB-ACCOUNT
 (Inception date August 9, 1996)
Accumulation Unit Value at beginning of period............     $1.247      $--
Accumulation Unit Value at end of period..................     $1.374   $1.247
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................     85,431   56,706
GLOBAL LEADERS SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period............        $--      $--
Accumulation Unit Value at end of period..................     $1.315      $--
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................        416       --
GROWTH AND INCOME SUB-ACCOUNT
 (Inception date June 1, 1998)
Accumulation Unit Value at beginning of period............        $--      $--
Accumulation Unit Value at end of period..................     $1.182      $--
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................      4,982       --
HIGH YIELD SUB-ACCOUNT
 (Inception date September 30, 1998)
Accumulation Unit Value at beginning of period............        $--      $--
Accumulation Unit Value at end of period..................     $1.035      $--
Number Accumulation Units outstanding at end of period (in
 thousands)...............................................      1,832       --

10                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                   HIGHLIGHTS



HOW DO I PURCHASE THIS ANNUITY?



    You must complete our application or order request and submit it to us for approval with your Premium Payment. You may also transfer from another investment. Your Premium Payment must be at least $25,000. You may not make additional Premium Payments.



 - For a limited time, usually within ten days after you receive your Contract, you may cancel your Annuity without paying a Contingent Deferred Sales Charge. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.



WHAT TYPE OF SALES CHARGE WILL I PAY?



    You don't pay a sales charge when you purchase your Annuity. If you selected the Payments Guaranteed for a Specified Number of Years Annuity Payout, we will charge you a Contingent Deferred Sales Charge when you fully or partially Surrender your Annuity. The Contingent Deferred Sales Charge is a percentage of Commuted Value and is equal to:



x  For the first two Contract Years, the charge is 5%.



x  For the third and fourth Contract Years, the charge is 5%.



x  For the fifth Contract Year, the charge is 4%.



x  For the sixth Contract Year, the charge is 3%.



x  For the seventh Contract Year, the charge is 2%.



x  For the eighth Contract Year and beyond, the charge is 0%.



WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?



    You pay two different types of charges each year. The first type of charge is the fee you pay for insurance. This charge is:



    A mortality and expense risk charge that is subtracted daily and is equal to an annual charge of 1.25% of your Contract Value invested in the Funds.



    The second type of charge is the fee you pay for the Funds.



    Currently, Fund charges range from 0.401% to 0.863% annually of the average daily value of the amount you have invested in the Funds. See the Annual Fund Operating Expenses table for more complete information and the Funds' prospectuses accompanying this prospectus.



CAN I TAKE OUT ANY OF MY MONEY?



    If you selected the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, you may Surrender some or all of the amount you invested after Annuity Payouts begin.



 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.



 - You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.



 - Partial Surrenders may have adverse tax consequences, so please consult your tax adviser.



WILL HARTFORD PAY A DEATH BENEFIT?



    There is a Death Benefit if the Contract Owner or the Annuitant die. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us.



    If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.



    If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.



    Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:



x  Commuted Value



x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or



x  the Maximum Anniversary Value.



    As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value.



    Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.



WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?



    You may choose one of the following Annuity Payout Options: Option 1 -- Life Annuity, Option 2 -- Life Annuity with Cash Refund, Option 3 -- Life Annuity with Payments Guaranteed for a Specified Number of Years, Option 4 -- Joint and Last Survivor Life Annuity, Option 5 -- Joint and Last Survivor Life Annuity with Payments Guaranteed for a

HARTFORD LIFE INSURANCE COMPANY                                               11
--------------------------------------------------------------------------------


Specified Number of Years and Option 6 -- Payments Guaranteed for a Specified Number of Years. We may make other Annuity Payout Options available at any time.



                          GENERAL CONTRACT INFORMATION



                        HARTFORD LIFE INSURANCE COMPANY



    Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States as well as the District of Columbia and Puerto Rico. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 5085, Hartford, CT 06102-5085. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.



                               HARTFORD'S RATINGS



                        EFFECTIVE
                          DATE
RATING AGENCY           OF RATING       RATING         BASIS OF RATING
--------------------  -------------     ------     -----------------------
A.M. Best and              1/1/99             A+   Financial performance
Company, Inc........
Standard & Poor's...       6/1/98            AA    Insurer financial
                                                   strength
Duff & Phelps.......     12/21/98            AA+   Claims paying ability



                              THE SEPARATE ACCOUNT



    The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account was established on June 2, 1986 and is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate Account:



- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.



- Is not subject to the liabilities arising out of any other business Hartford may conduct.



- Is not affected by the rate of return of our General Account or by the investment performance of any of our other Separate Accounts.



- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this Prospectus.



- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds.



    We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Annuity will equal the total of the payments you make to us.



                                   THE FUNDS



    All of the Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Funds. Wellington Management Company, LLP ("Wellington Management") and The Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



    Each Fund, except for the Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. The Hartford Global Leaders HLS Fund, the Hartford Growth and Income HLS Fund and the Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this Annuity.



    We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information, which may be ordered from us. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



    The Funds may not be available in all states.



    The investment goals of each of the Funds are as follows:



    HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



    HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable

12                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond Fund, Inc. -- Investment Policies." Sub-advised by HIMCO.



    HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital and reasonable investment risk. Sub-advised by Wellington Management.



    HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by U.S. companies and non-U.S. companies.



    HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective.



    HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends.



    HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



    HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return consistent with prudent investment risk by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



    HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



    HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities. Sub-advised by Wellington Management.



    HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities, including securities issued by the Government National Mortgage Association. Sub-advised by HIMCO.



    HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



    HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.



    HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



    MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.



    VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:



- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.



- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.



- Arrange for the handling and tallying of proxies received from Contract
  Owners.



- Vote all Fund shares attributable to your Contract according to instructions received from you, and



- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.



* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
  500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE INSURANCE COMPANY                                               13
--------------------------------------------------------------------------------


    If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.



    SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under Your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Payments or transfers from existing Sub-Accounts.



    We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.



    In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contracts Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.



                        PERFORMANCE RELATED INFORMATION



    The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.



    When a Sub-Account advertises its STANDARDIZED TOTAL RETURN, it will usually be calculated for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period.



    The Separate Account may also advertise NON-STANDARD TOTAL RETURNS THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. These non-standardized returns must be accompanied by standardized total returns.



    If applicable, the Sub-Accounts may advertise YIELD IN ADDITION TO TOTAL RETURN. The yield will be computed in the following manner: The net investment income per unit earned during a recent one month period is divided by the unit value on the last day of the period. This figure includes the recurring charges at the Separate Account level.



    The Money Market Fund Sub-Account may advertise YIELD AND EFFECTIVE YIELD. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in Sub-Account units and thus compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.



    The Separate Account may also disclose YIELD for periods prior to the date the Separate Account commenced operations. For these periods, performance information for the Sub-Accounts will be calculated based on the performance of the underlying Funds and the assumption that the Sub-Accounts were in existence for the same periods as those of the underlying Funds, with a level of charges equal to those currently assessed against the Sub-Accounts. In advertising, these disclosures will always be accompanied by the yield for the period since the inception of the Separate Account. No yield disclosure for periods prior to the date of the Separate Account will be used with out the yield disclosure for periods as of the inception of the Separate Account.



    We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

14                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                                  THE CONTRACT



                          PURCHASES AND CONTRACT VALUE



WHAT TYPES OF CONTRACTS ARE AVAILABLE?



    The Contract is an individual tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual or trust, including:



- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;



- Individual Retirement Annuities adopted according to Section 408 of the Code;



- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and



- Certain eligible deferred compensation plans as defined in Section 457 of the Code.



    The examples above represent Qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as Non-Qualified Contracts.



HOW DO I PURCHASE A CONTRACT?



    You may purchase a Contract by completing and submitting an application or an order request along with a Premium Payment. You may also transfer assets from an existing investment. The minimum Premium Payment is $25,000. No additional Premium Payments may be made. Prior approval is required for Premium Payments of $1,000,000 or more.



    You and your Annuitant must not be older than age 90 on the date that your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.



HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?



    Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. We will send you a confirmation when we invest your Premium Payment.



    If the request or other information accompanying the Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.



CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?



    We want you to be satisfied with the Contract you have purchased. We urge you to closely examine its provisions. If for any reason you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We will not deduct any Contingent Deferred Sales Charges during this time. We may require additional information, including a signature guarantee, before we can cancel your Contract.



    You bear the investment risk from the time the Contract is issued until we receive your complete cancellation request.



    The amount we pay you upon cancellation depends on the requirements of the state where you purchased your Contract, the method of purchase, the type of Contract you purchased and your age.



HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE INCOME START DATE?



    The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. Therefore, on any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.



    When your Premium Payment is credited to your Sub-Accounts, it is converted into Accumulation Units by dividing the amount of your Premium Payment, minus any Premium Taxes, by the Accumulation Unit Value for that day. The larger the Premium Payment you put into your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of an Account, settling a Death Benefit claim or by annuitizing your Contract.



    To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day. The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:



- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Day divided by

HARTFORD LIFE INSURANCE COMPANY                                               15
--------------------------------------------------------------------------------


- The net asset value per share of each Fund held in the Sub-Account at the end of the prior Valuation Day; minus



- The daily mortality and expense risk charge adjusted for the number of days in the period, and any other applicable charge.



CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?



    TRANSFERS BETWEEN SUB-ACCOUNTS -- You may transfer from one Sub-Account to another before and after the Income Start Date at no extra charge. Your transfer request will be processed on the day that it is received as long as it is received on a Valuation Day before the close of the New York Stock Exchange. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.



    SUB-ACCOUNT TRANSFER RESTRICTIONS -- We reserve the right to limit the number of transfers to 12 per Contract Year, with no transfers occurring on consecutive Valuation Days. We also have the right to restrict transfers if we believe that the transfers could have an adverse effect on other Contract Owners. In all states except New York, Florida, Maryland and Oregon, we may:



- Require a minimum time period between each transfer,



- Limit the dollar amount that may be transferred on any one Valuation Day, and



- Not accept transfer requests from an agent acting under a power of attorney for more than one Contract Owner.



    We also have a restriction in place that involves individuals who act under a power of attorney for multiple Contract Owners. If the value of the Contract Owners' Accounts add up to more than $2 million, we will not accept transfer instructions from the power of attorney unless the power of attorney has entered into a Third Party Transfer Services Agreement with us.



    Some states may have different restrictions.



    POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed Power of Attorney form. Once we have the completed form on file, we will accept transfer instructions, subject to our transfer limitations, from your designated third party until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a Power of Attorney.



                                CHARGES AND FEES



    There are 3 charges and fees associated with the Contract:



1. THE CONTINGENT DEFERRED SALES CHARGE



    The Contingent Deferred Sales Charge is deducted only under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. It covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to registered representatives and the cost of preparing sales literature and other promotional activities.



    We assess a Contingent Deferred Sales Charge when you request a full or partial Surrender under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. The longer you leave your Premium Payment in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender.



    The Contingent Deferred Sales Charge is a percentage of the Commuted Value and is equal to:



          CONTRACT
            YEAR
          SURRENDER
           CHARGE
            AS A
          PERCENTAGE         CONTINGENT
          OF                 DEFERRED
          COMMUTED           SALES
            VALUE            CHARGE
          ---------          ---
              1              6%
              2              6%
              3              5%
              4              5%
              5              4%
              6              3%
              7              2%
          8 or more          0%



    THE FOLLOWING SITUATIONS ARE NOT SUBJECT TO A CONTINGENT DEFERRED SALES
CHARGE:



- Upon death of the Annuitant or Contract Owner



- Upon cancellation during the Right to Cancel Period



2. MORTALITY AND EXPENSE RISK CHARGE



    For assuming mortality and expense risks under the Contract, we deduct a daily charge at the rate of 1.25% per year of Sub-Account Value (estimated at
 .90% for mortality and .35% for expenses). The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:



- MORTALITY RISK -- The primary mortality risk that we assume is made once Annuity Payouts have begun. Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. We would be required to make these payments if the Payout Option chosen is the Life Annuity, Life Annuity With Payments for a Period Certain or Joint and Last Survivor Life Annuity Payout Option. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

16                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


  For the Payments Guaranteed for a Specified Number of Years Annuity Payout Option, we must cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur in periods of declining value or periods when the Contingent Deferred Sales Charges would have been deducted. The risk that we bear during this period is that actual mortality rates, in aggregate, may be higher than expected.



- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Income Start Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.



    Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.



3. PREMIUM TAX



    We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Calculation Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 4% in Puerto Rico.



    CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.



    WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO CONTINGENT DEFERRED SALES CHARGES AND THE MORTALITY AND EXPENSE RISK CHARGE FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.



                                 DEATH BENEFIT



WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?



    The Death Benefit is the amount we will pay upon the death of the Contract Owner or the Annuitant. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.



    BEFORE THE INCOME START DATE -- If the Contract Owner dies before the Income Start Date, the Death Benefit will be equal to the Contract Value on the date the certified death certificate or other legal document acceptable to us is received. The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered.



    ON OR AFTER THE INCOME START DATE -- If the Annuitant dies on or after the Income Start Date, the Death Benefit will be paid according to the Annuity Payout Option selected. Under some Annuity Payout Options, there is no Death Benefit.



    Under the Payments Guaranteed for a Specified Number of Years Annuity Payout Option on or after the Income Start Date, the Death Benefit is the greater of:



x  Commuted Value



x 100% of the Premium Payment minus all Annuity Payouts made since the Income Start Date; or



x  the Maximum Anniversary Value.



    As of the date we receive a certified death certificate or other legal document acceptable to us, we will calculate an Anniversary Value for each Contract Anniversary. The highest Anniversary Value is the Maximum Anniversary Value. The Maximum Anniversary Value is only calculated until the earlier of the Contract Owner or Annuitant's 81st birthday or death.



HOW IS THE DEATH BENEFIT PAID?



    The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day. Until complete instructions are received from the Beneficiary, the Death Benefit will be transferred to the Money Market Sub-Account.



    The Beneficiary may elect under the Annuity Payout Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit with us for up to five years from the date of the Contract Owner's death if the Contract Owner died before the Income Start Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take a full Surrender without paying Contingent Deferred Sales Charges.

HARTFORD LIFE INSURANCE COMPANY                                               17
--------------------------------------------------------------------------------


    REQUIRED DISTRIBUTIONS: If the Annuitant dies before the Income Start Date, the Death Benefit must be distributed within five years after death. The Beneficiary can choose any Annuity Payout Option that results in complete Annuity Payout within five years.



    If the Contract Owner dies on or after the Income Start Date under an Annuity Payout Option with a Death Benefit, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.



    If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.



WHO WILL RECEIVE THE DEATH BENEFIT?



    The distribution of the Death Benefit is based on whether death is before, on or after the Income Start Date.



IF DEATH OCCURS BEFORE THE INCOME START DATE:



IF THE DECEASED IS THE .  AND . . .                   AND . . .                   THEN THE . . .
 . .
Contract Owner            There is a surviving joint  The Annuitant is living or  Joint Contract Owner
                          Contract Owner              deceased                    receives the Death
                                                                                  Benefit.
Contract Owner            There is no surviving       The Annuitant is living or  Designated Beneficiary
                          joint Contract Owner        deceased                    receives the Death
                                                                                  Benefit.
Contract Owner            There is no surviving       The Annuitant is living or  Contract Owner's estate
                          joint Contract Owner and    deceased                    receives the Death
                          the Beneficiary                                         Benefit.
                          predeceases the Contract
                          Owner
Annuitant                 The Contract Owner is                                   Death Benefit is paid to
                          living                                                  the Contract Owner and not
                                                                                  the designated
                                                                                  Beneficiary.



IF DEATH OCCURS ON OR AFTER THE INCOME START DATE:



IF THE DECEASED IS THE .  AND . . .                                  THEN THE . . .
 . .
Contract Owner                                                       Designated Beneficiary becomes the
                                                                     Contract Owner
Annuitant                 The Contract Owner is living               Contract Owner receives the Death
                                                                     Benefit.
Annuitant                 The Annuitant is also the Contract Owner   Designated Beneficiary receives the Death
                                                                     Benefit.



    THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A DEATH BENEFIT PAYOUT. IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR REGISTERED REPRESENTATIVE OR US.



WHAT SHOULD THE BENEFICIARY CONSIDER?



    ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS: The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.



    If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.



    SPOUSAL CONTRACT CONTINUATION -- If the Beneficiary is the Contract Owner's spouse, the Beneficiary may elect to continue the Contract as the contract owner, receive the death benefit in one lump sum payment or elect an Annuity Payout Option. Spousal continuation is available only once for each Contract.



                                   SURRENDERS



WHAT KINDS OF SURRENDERS ARE AVAILABLE?



    FULL SURRENDERS BEFORE THE INCOME START DATE: When you Surrender your Contract before the Income Start Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, or Contingent Deferred Sales Charges. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.



    SURRENDERS AFTER THE INCOME START DATE: You may fully or partially Surrender your Contract on or after the Income Start Date only if you selected the Payments Guaranteed for

18                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


a Specified Number of Years Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.



    PARTIAL SURRENDERS ARE ALLOWED AFTER THE INCOME START DATE IF YOU SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION, BUT CHECK WITH YOUR TAX ADVISER BECAUSE THERE MAY BE ADVERSE TAX CONSEQUENCES.



HOW DO I REQUEST A SURRENDER?



    Requests for Surrenders must be in writing. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (b) the SEC permits and orders postponement or (c) the SEC determines that an emergency exists to restrict valuation.



    WRITTEN REQUESTS -- To request a Surrender, complete a Surrender Form or send us a letter, signed by you, stating:



- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,



- your tax withholding amount or percentage, if any, and



- your mailing address.



    If there are joint Contract Owners, both must authorize all Surrenders. The partial Surrender will be taken in proportion to the value in each Account.



WHAT SHOULD BE CONSIDERED ABOUT TAXES?



    There are certain tax consequences associated with Surrenders:



    PRIOR TO AGE 59 1/2: If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.



    WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.



MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR:



    If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Income Start Date. Please consult your tax adviser for additional information.



    INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all section 403(b) annuities have limits on full Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.



    WE ENCOURAGE YOU TO CONSULT WITH YOUR TAX ADVISER BEFORE MAKING ANY SURRENDERS. PLEASE SEE THE "FEDERAL TAX CONSIDERATIONS" SECTION FOR MORE INFORMATION.



                                ANNUITY PAYOUTS



    THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:



1.  When do you want Annuity Payouts to begin?



2.  What Annuity Payout Option do you want to use?



3.  How often do you want to receive Annuity Payouts?



4.  Do you want to receive level monthly Annuity Payouts?



5.  What is the Assumed Investment Return?



6.  How are the variable dollar amount Annuity Payouts determined?



    Please check with your financial advisor to select the Annuity Payout Option that best meets your income needs.



1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?



    You select an Income Start Date and an Annuity Payout Option when you purchase your Contract. The Income Start Date is any date after the right to cancel period is over and no later than 60 days after your Contract is issued. Once selected, neither the Income Start Date nor your Annuity Payout Option can be changed.



    The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Income Start Date.



    All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Income Start Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

HARTFORD LIFE INSURANCE COMPANY                                               19
--------------------------------------------------------------------------------


2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?



    Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary after the death of the Contract Owner and is described in the "Death Benefit" section. We may at times offer other Annuity Payout Options.



    OPTION 1 -- LIFE ANNUITY We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.



    OPTION 2 -- LIFE ANNUITY WITH CASH REFUND We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we pay the Beneficiary the Contract Value as of the Annuity Calculation Date, minus applicable Premium Taxes, and minus any Annuity Payouts already made. This Annuity Payout Option is only available if you select the 5% Assumed Investment Return.



    OPTION 3 -- LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS We make monthly Annuity Payouts during the lifetime of the Annuitant but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of Annuitant. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period, receive the Commuted Value in one lump sum or take the Death Benefit.



    For Qualified Contracts, the Annuity Payout period remaining must be less than the life expectancy of the Annuitant when the Contact is issued.



    OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



    For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.



    OPTION 5 -- JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living, but Annuity Payouts are at least guaranteed for a time period you select which is between 5 years and 100 years minus the age of younger Annuitant. When one Annuitant dies, we continue to make Annuity Payouts to the other Annuitant until that second Annuitant dies. If the Annuitant and the Joint Annuitant both die before Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to either continue the Annuity Payouts for the remainder of the period or receive the Commuted Value in one lump sum.



    When choosing this option, you must decide what will happen to the Annuity Payouts; either fixed or variable, after the first Annuitant dies. You must select Annuity Payouts that:



- Remain the same at 100%, or



- Decrease to 66.67%, or



- Decrease to 50%.



    For variable Annuity Payouts, these percentages represent Annuity Units. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your Annuity Payouts will be higher while both Annuitants are alive.



    OPTION 6 -- PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS We will make Annuity Payouts for the number of years that you select. You can select between 5 years and 100 years minus the age of the Annuitant. If the Annuitant dies before the specified number of years have passed, the Beneficiary may elect either to continue Annuity Payouts for the rest of the specified number of years, or receive the Commuted Value in one sum.



IMPORTANT INFORMATION:



- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED THE PAYMENTS GUARANTEED FOR A SPECIFIED NUMBER OF YEARS ANNUITY PAYOUT OPTION. A CONTINGENT DEFERRED SALES CHARGE MAY BE DEDUCTED.



3. HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?



    In addition to selecting an Income Start Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:



- monthly,



- quarterly,

20                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


- semi-annually, or



- annually.



    Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.



4. DO YOU WANT TO RECEIVE LEVEL MONTHLY ANNUITY PAYOUTS?



    You may elect to receive Annuity Payouts that vary in amount each Contract Year, but are level each month throughout the Contract Year. We offer these level payouts on a monthly frequency only. You can begin receiving these level monthly Annuity Payouts on your Income Start Date or as of any anniversary of your Income Start Date. You can cancel these level Annuity Payouts by notifying us within 30 days of the anniversary of the Income Start Date.



    The level payouts are available only under the following Annuity Payout
Options:



- Life Annuity with Cash Refund



- Life Annuity with Payments Guaranteed for a Specified Number of Years



- Joint and Survivor Life Annuity with Payments Guaranteed for a Specified Number of Years



- Payments Guaranteed for a Specified Number of Years



    We will transfer the annual variable Annuity Payout amount to the General Account to provide your level monthly Annuity Payouts. The assets of the General Account are subject to the claims of our creditors. The level monthly Annuity Payouts will be calculated using a fixed interest rate which will be determined annually on each anniversary of your Income Start Date. The minimum interest rate will be 3%, compounded annually.



    In situations where we make Annuity Payouts based on the life of the Annuitant, we will calcuate the level monthly Annuity Payout using the mortality table listed in the Contract.



5. WHAT IS THE ASSUMED INVESTMENT RATE?



    The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.



    Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. A higher AIR may result in smaller potential growth in the Annuity Payouts. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater.



    For example, if the second monthly Annuity Payout is the same as the first, the sub-accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the sub-accounts earned more than the AIR. If the second Annuity Payout is less than the first, the sub-account earned less than the AIR.



    Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR.



5. HOW ARE VARIABLE-DOLLAR AMOUNT ANNUITY PAYOUTS DETERMINED?



    A variable-dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable-dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable-dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.



    The dollar amount of the first variable Annuity Payout depends on:



- the Annuity Payout Option chosen,



- the Annuitant's attained age and gender (if applicable), and,



- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table



- the Assumed Investment Return



    The total amount of the first variable-dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.



    The dollar amount of each subsequent variable-dollar amount Annuity Payout is equal to the total of:



    Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.



    The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit factor found in your Contract, multiplied by the Annuity Unit Value for the preceding Valuation Period.

HARTFORD LIFE INSURANCE COMPANY                                               21
--------------------------------------------------------------------------------


    TRANSFER OF ANNUITY UNITS: After the Income Start Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day.



                               OTHER INFORMATION



                                   ASSIGNMENT



    Ownership of this Contract is generally assignable. However, if the Contract is issued to a tax qualified retirement plan, it is possible that the ownership of the Contract may not be transferred or assigned. An assignment of a Non-Qualified Contract may subject the Contract Values or Surrender Value to income taxes and certain penalty taxes.



                             CONTRACT MODIFICATION



    The Annuitant may not be changed. We may modify the Contract, but no modification will effect the amount or term of any Contract unless a modification is required to conform the Contract to applicable Federal or State law. No modification will effect the method by which Contract Values are determined.



                             HOW CONTRACTS ARE SOLD



    Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as that of Hartford.



    The securities will be sold by salesperson of HSD who represent Hartford as insurance and variable annuity agents and who are registered representatives of Broker-Dealers who have entered into distribution agreements with HSD.



    HSD is registered with the Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc.



    Commissions will be paid by Hartford and will not be more than 6% of premium payments. From time to time, Hartford may pay or permit other promotional incentives, in cash or credit or other compensation.



    Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in this prospectus.



    In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or Surrender variable insurance products.



                                   YEAR 2000



    IN GENERAL -- The Year 2000 issue relates to the ability or inability of computer hardware, software and other information technology (IT) systems, as well as non-IT systems, such as equipment and machinery with imbedded chips and microprocessors, to properly process information and data containing or related to dates beginning with the year 2000 and beyond. The Year 2000 issue exists because, historically, many IT and non-IT systems that are in use today were developed years ago when a year was identified using a two-digit date field rather than a four-digit date field. As information and data containing or related to the century date are introduced to date sensitive systems, these systems may recognize the year 2000 as "1900", or not at all, which may result in systems processing information incorrectly. This, in turn, may significantly and adversely affect the integrity and reliability of information databases of IT systems, may cause the malfunctioning of certain non-IT systems, and may result in a wide variety of adverse consequences to a company. In addition, Year 2000 problems that occur with third parties with which a company does business, such as suppliers, computer vendors, distributors and others, may also adversely affect any given company.



    The integrity and reliability of Hartford's IT systems, as well as the reliability of its non-IT systems, are integral aspects of Hartford's business. Hartford issues insurance policies, annuities, mutual funds and other financial products to individual and business customers, nearly all of which contain date sensitive data, such as policy expiration dates, birth dates and premium payment dates. In addition, various IT systems support communications and other systems that integrate Hartford's various business segments and field offices. Hartford also has business relationships with numerous third parties that affect virtually all aspects of Hartford's business, including, without limitation, suppliers,

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22                                               HARTFORD LIFE INSURANCE COMPANY
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computer hardware and software vendors, insurance agents and brokers, securities broker-dealers and other distributors of financial products, many of which provide date sensitive data to Hartford, and whose operations are important to Hartford's business.



    INTERNAL YEAR 2000 EFFORTS AND TIMETABLE -- Beginning in 1990, Hartford began working on making its IT systems Year 2000 ready, either through installing new programs or replacing systems. Since January 1998, Hartford's Year 2000 efforts have focused on the remaining Year 2000 issues related to IT and non-IT systems in all of Hartford's business segments. These Year 2000 efforts include the following five main initiatives: (1) identifying and assessing Year 2000 issues; (2) taking actions to remediate IT and non-IT systems so that they are Year 2000 ready; (3) testing IT and non-IT systems for Year 2000 readiness; (4) deploying such remediated and tested systems back into their respective production environments; and (5) conducting internal and external integrated testing of such systems. As of December 31, 1998, Hartford substantially completed initiatives (1) through (4) of its internal Year 2000 efforts. Hartford has begun initiative (5) and management currently anticipates that such activity will continue into the fourth quarter of 1999.



    THIRD PARTY YEAR 2000 EFFORTS AND TIMETABLE -- Hartford's Year 2000 efforts include assessing the potential impact on Hartford of third parties' Year 2000 readiness. Hartford's third party Year 2000 efforts include the following three main initiatives: (1) identifying third parties which have significant business relationships with Hartford, including, without limitation, insurance agents, brokers, third party administrators, banks and other distributors and servicers of financial products, and inquiring of such third parties regarding their Year 2000 readiness; (2) evaluating such third parties' responses to Hartford's inquiries; and (3) based on the evaluation of third party responses (or a third party's failure to respond) and the significance of the business relationship, conducting additional activities with respect to third parties as determined to be necessary in each case. These activities may include conducting additional inquiries, more in-depth evaluations of Year 2000 readiness and plans, and integrated IT systems testing. Hartford has completed the first third party initiative and, as of early 1999, had substantially completed evaluating third party responses received. Hartford has begun conducting the additional activities described in initiative (3) and management currently anticipates that it will continue to do so through the end of 1999. However, notwithstanding these third party Year 2000 efforts, Hartford does not have control over these third parties and, as a result, Hartford cannot currently determine to what extent future operating results may be adversely affected by the failure of these third parties to adequately address their Year 2000 issues.



    YEAR 2000 COSTS -- The costs of Hartford's Year 2000 program that were incurred through the year ended December 31, 1997 were not material to Hartford's financial condition or results of operations. The after-tax costs of Hartford's Year 2000 efforts for the year ended December 31, 1998 were approximately $3 million. Management currently estimates that after-tax costs related to the Year 2000 program to be incurred in 1999 will be less than $10 million. These costs are being expensed as incurred.



    RISKS AND CONTINGENCY PLANS -- If significant Year 2000 problems arise, including problems arising with third parties, failures of IT and non-IT systems could occur, which in turn could result in substantial interruptions in Hartford's business. In addition, Hartford's investing activities are an important aspect of its business and Hartford may be exposed to the risk that issuers of investments held by it will be adversely impacted by Year 2000 issues. Given the uncertain nature of Year 2000 problems that may arise, especially those related to the readiness of third parties discussed above, management cannot determine at this time whether the consequences of Year 2000 related problems that could arise will have a material impact on Hartford's financial condition or results of operations.



    Hartford is in the process of developing certain contingency plans so that if, despite its Year 2000 efforts, Year 2000 problems ultimately arise, the impact of such problems may be avoided or minimized. These contingency plans are being developed based on, among other things, known or reasonably anticipated circumstances and potential vulnerabilities. The contingency planning also includes assessing the dependency of Hartford's business on third parties and their Year 2000 readiness. Hartford currently anticipates that internal and external contingency plans will be substantially complete by the end of the second quarter of 1999. However, in many contexts, Year 2000 issues are dynamic, and ongoing assessments of business functions, vulnerabilities and risks must be made. As such, new contingency plans may be needed in the future and/or existing plans may need to be modified as circumstances warrant.



                           LEGAL MATTERS AND EXPERTS



    There are no material legal proceedings pending to which the Separate Account is a party.



    Counsel with respect to federal laws and regulations applicable to the issue and sale of the Contracts and with respect to Connecticut law is Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary, Hartford Life Insurance Company, P.O. Box 2999, Hartford, Connecticut 06104-2999.



    The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public Accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The

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HARTFORD LIFE INSURANCE COMPANY                                               23
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principal business address of Arthur Andersen LLP is One Financial Plaza,
Hartford, Connecticut 06103.



                                MORE INFORMATION



    You may call your Representative if you have any questions or write or call us at the address below:



 Hartford Life Insurance Company
 Attn: Individual Annuity Services
 P.O. Box 5085
 Hartford, Connecticut 06102-5085



 Telephone: (800) 862-6668 (Contract Owners)
           (800) 862-7155 (Investment Representatives)



                           FEDERAL TAX CONSIDERATIONS



                                    GENERAL



    Since federal tax law is complex, the tax consequences of purchasing this contract will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this contract is right for you.



    Our general discussion of the tax treatment of this contract is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this contract cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this contract. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



                            TAXATION OF HARTFORD AND
                              THE SEPARATE ACCOUNT



    The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account is not separately taxed as a "regulated investment company" under subchapter M. Investment income and any realized capital gains on the assets of the Separate Account are reinvested and are taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.



    No taxes are due on interest, dividends and short-term or long-term capital gains earned by the Separate Account with respect to Qualified or Non-Qualified Contracts.



                           TAXATION OF PURCHASERS OF
                            NON-QUALIFIED CONTRACTS



    CORPORATIONS, TRUSTS AND OTHER NON-NATURAL PERSONS -- Code Section 72 contains provisions for contract owners which are not natural persons. Non-natural persons include corporations, trusts, limited liability companies, partnerships and other types of legal entities. The tax rules for contracts owned by non-natural persons are different from the rules for contracts owned by individuals. For example, the annual net increase in the value of the contract is currently includible in the gross income of a non-natural person, unless the non-natural person holds the contract as an agent for a natural person. There are additional exceptions from current inclusion for:



- certain annuities held by structured settlement companies,



- certain annuities held by an employer with respect to a terminated qualified retirement plan and



- certain immediate annuities.



    A non-natural person which is a tax-exempt entity for federal tax purposes will not be subject to income tax as a result of this provision.



    If the contract owner is a non-natural person, the primary annuitant is treated as the contract owner in applying mandatory distribution rules. These rules require that certain distributions be made upon the death of the contract owner. A change in the primary annuitant is also treated as the death of the contract owner.



    NATURAL PERSONS -- Section 72 generally provides that a Contract Owner is not taxed on increases in the value of the Contract until an amount distributed from the Contract is received (or deemed received) by the Contract Owner, either in the form of Annuity Payments, as contemplated by the Contract, or in some other form (i.e., surrender or Death Benefit). However, this tax deferral generally applies only if: (1) the investments in the Separate Account are "adequately diversified" in accordance with Treasury Department regulations, (2) Hartford, rather than the Contract Owner, is considered the owner of such assets for federal income tax purposes, and (3) certain distribution requirements are met in the event that the Contract Owner dies. These requirements are discussed further under the caption "Tax Status of the Contract" below.



    DISTRIBUTIONS PRIOR TO THE INCOME START DATE -- The Contract does not permit partial withdrawals or partial surrenders or loans. If, however, a Contract is surrendered prior to the Income Start Date, amounts received by the Contract Owner are includable in his or her income to the extent that such amounts exceed the "investment in the contract." For this purpose, the investment in the contract at any time equals the Premium Payment (to the extent that

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24                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


such Payment was neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts), less any amounts previously received from the Contract which were not includable in income. Also, the Surrender Value may be subject to a penalty tax, described below. In general, an assignment of the Contract (or other change of ownership) without full and adequate consideration will be treated as a distribution from the Contract and taxed in the same manner as a surrender (except where the Contract is transferred between spouses or incident to a divorce).



    The Contract provides that upon the death of Contract Owner, Annuitant or Joint Annuitant, the Beneficiary will receive the Contract Value. This distribution is includable in the Beneficiary's income as follows: (1) if distributed in a lump sum, it is taxed in the same manner as a surrender, (2) if it is distributed in the form of Annuity Payments, it is taxed in the same manner as Annuity Payments (see below).



    DISTRIBUTIONS AFTER THE INCOME START DATE -- The portion of each Annuity Payment taxable as ordinary income is equal to the excess of the Annuity Payment over the "exclusion amount." The "exclusion amount" is the investment in the Contract (described above), adjusted for any guaranteed period, divided by the number of Annuity Payments expected to be made (determined by Treasury Department regulations that take into account the Annuitant's life expectancy and the Annuity Payment Option elected). After the dollar amount of the investment in the Contract, adjusted for any guaranteed period, is deemed to be recovered, the entire amount of each Annuity Payment is fully includable in income. Nonetheless, should the Annuity Payments cease before the adjusted investment in the Contract is fully recovered, a deduction is allowed for the unrecovered amount of the adjusted investment in the Contract. Where a guaranteed period of Annuity Payments is selected and the Annuitant does not live to the end of that period, the Annuity Payments for the remainder of the period are includable in income as follows: (1) if distributed in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the Contract at that time, or (2) if received as Annuity Payments, they are fully excluded from income until the remaining investment in the Contract is deemed to be recovered. All Annuity Payments thereafter are fully includable in income.



    PENALTY TAX ON CERTAIN DISTRIBUTIONS -- Distributions received (or deemed received) from a Contract (before or after the Income Start Date) may be subject to a penalty tax equal to 10% of the amount treated as taxable income. In general, however, there is no penalty tax on distributions:



1.  made on or after a taxpayer reaches age 59 1/2;



2.  made on or after the death of the Contract Owner;



3.  attributable to a taxpayer's becoming disabled;



4. that are part of a series of substantially equal periodic payments (not less frequently than annually) for the life (or the life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her designated beneficiary;



5. made under certain annuities issued in connection with structured settlement agreements; and



6. made under an annuity contract that is purchased with a single premium payment when the annuity date is no later than a year from purchase and substantially equal periodic payments are made, not less frequently than annually, during the annuity payment period.



    AGGREGATION OF TWO OR MORE CONTRACTS -- All non-qualified deferred annuity contracts that are issued by Hartford (or its affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includable in gross income under Section 72(e) of the Code. The effects of this rule are not yet clear; however, it could affect the time when income is taxable and the amount that might be subject to the 10% penalty tax described above. In addition, the Treasury Department has specific authority to issue regulations that prevent the avoidance of Section 72(e) of the Code through the serial purchase of annuity contracts or otherwise. There may also be other situations in which the Treasury Department may conclude that it would be appropriate to aggregate two or more deferred or immediate annuity contracts purchased by the same owner. Accordingly, a Contract Owner should consult a competent tax adviser before purchasing more than one annuity contract in a calendar year.



    POSSIBLE CHANGES IN TAXATION -- In past years, legislation has been proposed that would have adversely modified the federal taxation of certain annuity contracts. For example, one such proposal would have changed the tax treatment of non-qualified annuities that did not have "substantial life contingencies" by taxing income as it is credited to the annuity contract. Although as of the date of this Prospectus Congress is not considering any legislation regarding taxation of annuity contracts, there is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, judicial decisions, etc.). Moreover, it is also possible that any change could be retroactive (that is, effective prior to the date of the change).



    CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS -- Section 1035 of the Code generally provides that no gain or loss shall be recognized on the exchange of one annuity contract for another. If the surrendered contract was issued prior to August 14, 1982, the tax rules formerly provided that the surrender was taxable only to the extent the amount received exceeds the owner's investment in the contract will and continue to apply to amounts allocable to investments in that contract prior to August 14, 1982. In contrast, contracts issued after

HARTFORD LIFE INSURANCE COMPANY                                               25
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January 19, 1985 in a Code Section 1035 exchange are treated as new contracts for purposes of the penalty and distribution-at-death rules. Special rules and procedures apply to Section 1035 transactions. Prospective Contract Owners wishing to take advantage of Section 1035 should consult their tax adviser.



    TAX STATUS OF THE CONTRACTS -- The foregoing discussion assumes that the Contracts qualify as "annuity contracts" for federal income tax purposes under the Code.



    DIVERSIFICATION REQUIREMENTS -- The Code requires that investments supporting your contract be adequately diversified. Code Section 817 provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.



    The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



    In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



    A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.



    We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all contracts subject to the diversification requirements in a manner that will maintain adequate diversification.



    OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT -- In order for a variable annuity contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the contract owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



    The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the contract owner, such as the ability to select and control investments in a separate account, will cause the contract owner to be treated as the owner of the assets for tax purposes.



    In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



    The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.



    Due to the lack of specific guidance on investor control, there is some uncertainty about when a contract owner is considered the owner of the assets for tax purposes. We reserve the right to modify the contract, as necessary, to prevent you from being considered the owner of assets in the separate account.



    REQUIRED DISTRIBUTIONS -- In order to be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires any Non-Qualified Contract to provide that: (a) if any Contract Owner dies on or after the Income Start Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Contract Owner's death; and (b) if any Contract Owner dies prior to the Income Start Date, the entire interest in the Contract will be distributed within five years after the date of the Contract Owner's death. These requirements will be considered satisfied as to any portion of the Contract

26                                               HARTFORD LIFE INSURANCE COMPANY
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Owner's interest that is payable to or for the benefit of a "designated beneficiary," and that is distributed over the life of such Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of that Contract Owner's death. The Contract Owner's "designated beneficiary" is the person designated by such Contract Owner as a Beneficiary and must be a natural person. However, if the Contract Owner's sole designated beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner. This spousal continuation shall apply only once for this contract. The requirements further provide that if the Contract Owner is not an individual, the primary Annuitant shall be treated as the Contract Owner for purposes of making distributions that are required to be made upon the death of the Contract Owner. If there is a change in the primary Annuitant, such change shall be treated as the death of the Contract Owner. The Contract does not permit a change of the Annuitants, however.



    Non-Qualified Contracts contain provisions that are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. Hartford will review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.



                      CONTRACT OWNERS THAT ARE NONRESIDENT
                         ALIENS OR FOREIGN CORPORATIONS



    The discussion above provides general information regarding U.S. federal income tax consequences to Contract Owners that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to Hartford. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S., state, and foreign taxation with respect to the purchase of a Contract.



                             OTHER TAX CONSEQUENCES



    As noted above, the foregoing comments about the federal tax consequences under these Contracts are not exhaustive, and special rules may apply to other tax situations not discussed in this Prospectus. Further, the federal income tax consequences discussed herein reflect Hartford's understanding of current law and the law may change. Federal estate and state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract depend on the individual circumstances of each Contract Owner or recipient of the distribution. In particular, gift and/or estate tax consequences may result in situations where the Contract Owner is not also the Annuitant, Payee, and Beneficiary. A competent tax adviser should be consulted for further information.

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HARTFORD LIFE INSURANCE COMPANY                                               27
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                                   APPENDIX I
              INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS



    This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. Because of the complexity of the federal tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.



    The federal tax rules applicable to owners of Contracts under tax-qualified retirement plans vary according to the type of plan as well as the terms and conditions of the plan itself. Contract owners, plan participants and beneficiaries are cautioned that the rights and benefits of any person may be controlled by the terms and conditions of the tax-qualified retirement plan itself, regardless of the terms and conditions of a Contract. We are not bound by the terms and conditions of such plans to the extent such terms conflict with a Contract, unless we specifically consent to be bound.



    Some tax-qualified retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Contract owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable law. Tax penalties may apply to transactions with respect to tax-qualified retirement plans if applicable federal income tax rules and restrictions are not carefully observed.



    We do not currently offer the Contracts in connection with all of the types of tax-qualified retirement plans discussed below and may not offer the Contracts for all types of tax-qualified retirement plans in the future.



    1. TAX-QUALIFIED PENSION OR PROFIT-SHARING PLANS -- Eligible employers can establish certain tax-qualified pension and profit-sharing plans under section 401 of the Code. Rules under section 401(k) of the Code govern certain "cash or deferred arrangements" under such plans. Rules under section 408(k) govern "simplified employee pensions". Tax-qualified pension and profit-sharing plans are subject to limitations on the amount that may be contributed, the persons who may be eligible to participate and the time when distributions must commence. Employers intending to use the Contracts in connection with tax-qualified pension or profit-sharing plans should seek competent tax and other legal advice.



    2. TAX SHELTERED ANNUITIES UNDER SECTION 403(B) -- Public schools and certain types of charitable, educational and scientific organizations, as specified in section 501(c)(3) of the Code, can purchase tax-sheltered annuity contracts for their employees. Tax-deferred contributions can be made to tax-sheltered annuity contracts under section 403(b) of the Code, subject to certain limitations. Generally, such contributions may not exceed the lesser of $10,000 (indexed) or 20% of the employee's "includable compensation" for such employee's most recent full year of employment, subject to other adjustments. Special provisions under the Code may allow some employees to elect a different overall limitation.



    Tax-sheltered annuity programs under section 403(b) are subject to a PROHIBITION AGAINST DISTRIBUTIONS FROM THE CONTRACT ATTRIBUTABLE TO CONTRIBUTIONS MADE PURSUANT TO A SALARY REDUCTION AGREEMENT, unless such distribution is made:



- after the participating employee attains age 59 1/2;



- upon separation from service;



- upon death or disability; or



- in the case of hardship (and in the case of hardship, any income attributable to such contributions may not be distributed).



    Generally, the above restrictions do not apply to distributions attributable to cash values or other amounts held under a section 403(b) contract as of December 31, 1988.



    3. DEFERRED COMPENSATION PLANS UNDER SECTION 457 -- A governmental employer or a tax-exempt employer other than a governmental unit can establish a Deferred Compensation Plan under section 457 of the Code. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. Employees and independent contractors performing services for a governmental or tax-exempt employer can elect to have contributions made to a Deferred Compensation Plan of their employer in accordance with the employer's plan and section 457 of the Code.



    Deferred Compensation Plans that meet the requirements of section 457(b) of the Code are called "eligible" Deferred Compensation Plans. Section 457(b) limits the amount of contributions that can be made to an eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is 33 1/3% of a participant's includable compensation (typically 25% of gross compensation) or, for 1999, $8,000 (indexed), whichever is less. The plan may provide for additional "catch-up" contributions during the three taxable years ending before the year in which the participant attains normal retirement age.

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28                                               HARTFORD LIFE INSURANCE COMPANY
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    All of the assets and income of an eligible Deferred Compensation Plan established by a governmental employer after August 20, 1996, must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, custodial accounts and certain annuity contracts are treated as trusts. Eligible Deferred Compensation Plans that were in existence on August
20, 1996 may be amended to satisfy the trust and exclusive benefit requirements any time prior to January 1, 1999, and must be amended not later than that date to continue to receive favorable tax treatment. The requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, the requirement of a trust does not apply to amounts under a Deferred Compensation Plan of a governmental employer if the Deferred Compensation Plan is not an eligible plan within the meaning of section 457(b) of the Code. In the absence of such a trust, amounts under the plan will be subject to the claims of the employer's general creditors.



    In general, distributions from an eligible Deferred Compensation Plan are prohibited under section 457 of the Code unless made after the participating employee:



- attains age 70 1/2,



- separates from service,



- dies, or



- suffers an unforeseeable financial emergency as defined in the Code.



    Under present federal tax law, amounts accumulated in a Deferred Compensation Plan under section 457 of the Code cannot be transferred or rolled over on a tax-deferred basis except for certain transfers to other Deferred Compensation Plans under section 457 in limited cases.



    4. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS") UNDER
SECTION 408



    TRADITIONAL IRAS -- Eligible individuals can establish individual retirement programs under section 408 of the Code through the purchase of an IRA. Section 408 imposes limits with respect to IRAs, including limits on the amount that may be contributed to an IRA, the amount of such contributions that may be deducted from taxable income, the persons who may be eligible to contribute to an IRA, and the time when distributions commence from an IRA. Distributions from certain tax-qualified retirement plans may be "rolled-over" to an IRA on a tax-deferred basis.



    SIMPLE IRAS -- Eligible employees may establish SIMPLE IRAs in connection with a SIMPLE IRA plan of an employer under section 408(p) of the Code. Special rollover rules apply to SIMPLE IRAs. Amounts can be rolled over from one SIMPLE IRA to another SIMPLE IRA. However, amounts can be rolled over from a SIMPLE IRA to a Traditional IRA only after two years have expired since the employee first commenced participation in the employer's SIMPLE IRA plan. Amounts cannot be rolled over to a SIMPLE IRA from a qualified plan or a Traditional IRA. Hartford is a non-designated financial institution for purposes of the SIMPLE IRA rules.



    ROTH IRAS -- Eligible individuals may establish Roth IRAs under section 408A of the Code. Contributions to a Roth IRA are not deductible. Subject to special limitations, a Traditional IRA may be converted into a Roth IRA or a distribution from a Traditional IRA may be rolled over to a Roth IRA. However, a conversion or a rollover from a Traditional IRA to a Roth IRA is not excludable from gross income. If certain conditions are met, qualified distributions from a Roth IRA are tax-free.



    5. FEDERAL TAX PENALTIES AND WITHHOLDING -- Distributions from tax-qualified retirement plans are generally taxed as ordinary income under section 72 of the Code. Under these rules, a portion of each distribution may be excludable from income. The excludable amount is the portion of the distribution that bears the same ratio as the after-tax contributions bear to the expected return.



(A) PENALTY TAX ON EARLY DISTRIBUTIONS



    Section 72(t) of the Code imposes an additional penalty tax equal to 10% of the taxable portion of a distribution from certain tax-qualified retirement plans. However, the 10% penalty tax does not apply to a distributions that is:



- Made on or after the date on which the employee reaches age 59 1/2;



- Made to a beneficiary (or to the estate of the employee) on or after the death of the employee;



- Attributable to the employee's becoming disabled (as defined in the Code);



- Part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and his or her designated beneficiary;



- Except in the case of an IRA, made to an employee after separation from service after reaching age 55; or



- Not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year.



    In addition, the 10% penalty tax does not apply to a distribution from an IRA that is:



- Made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;



- Not in excess of the amount of certain qualifying higher education expenses, as defined by section 72(t)(7) of the Code; or

HARTFORD LIFE INSURANCE COMPANY                                               29
--------------------------------------------------------------------------------


- A qualified first-time homebuyer distribution meeting the requirements specified at section 72(t)(8) of the Code.



    If you are a participant in a SIMPLE IRA plan, you should be aware that the 10% penalty tax is increased to 25% with respect to non-exempt early distributions made from your SIMPLE IRA during the first two years following the date you first commenced participation in any SIMPLE IRA plan of your employer.



(B) MINIMUM DISTRIBUTION PENALTY TAX



    If the amount distributed is less than the minimum required distribution for the year, the Participant is subject to a 50% penalty tax on the amount that was not properly distributed.



    An individual's interest in a tax-qualified retirement plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:



- the calendar year in which the individual attains age 70 1/2; or



- the calendar year in which the individual retires from service with the employer sponsoring the plan.



    The Required Beginning Date for an individual who is a five (5) percent owner (as defined in the Code), or who is the owner of an IRA, is April 1 of the calendar year following the calendar year in which the individual attains age
70 1/2.



    The entire interest of the Participant must be distributed beginning no later than the Required Beginning Date over:



- the life of the Participant or the lives of the Participant and the Participant's designated beneficiary, or



- over a period not extending beyond the life expectancy of the Participant or the joint life expectancy of the Participant and the Participant's designated beneficiary.



    Each annual distribution must equal or exceed a "minimum distribution amount" which is determined by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. In addition, minimum distribution incidental benefit rules may require a larger annual distribution.



    If an individual dies before reaching his or her Required Beginning Date, the individual's entire interest must generally be distributed within five years of the individual's death. However, this rule will be deemed satisfied, if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have attained age 70 1/2.



    If an individual dies after reaching his or her Required Beginning Date or after distributions have commenced, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.



(C) WITHHOLDING



    In general, regular wage withholding rules apply to distributions from IRAs and plans described in section 457 of the Code. Periodic distributions from other tax-qualified retirement plans that are made for a specified period of 10 or more years or for the life or life expectancy of the participant (or the joint lives or life expectancies of the participant and beneficiary) are generally subject to federal income tax withholding as if the recipient were married claiming three exemptions. The recipient of periodic distributions may generally elect not to have withholding apply or to have income taxes withheld at a different rate by providing a completed election form.



    Mandatory federal income tax withholding at a flat rate of 20% will generally apply to other distributions from such other tax-qualified retirement plans unless such distributions are:



- the non-taxable portion of the distribution;



- required minimum distributions; or



- direct transfer distributions.



    Direct transfer distributions are direct payments to an IRA or to another eligible retirement plan under Code section 401(a)(31).



    Certain states require withholding of state taxes when federal income tax is withheld.

30                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                     ASSUMING HYPOTHETICAL RATES OF RETURN



    The following graph has been prepared to show how investment performance could affect Variable Annuity Payments over time. The graph illustrates the Variable Annuity Payments of a Non-Qualified Contact under three rate of return scenarios. Of course, the illustrations merely represent what Variable Annuity Payments might be paid under a HYPOTHETICAL Non-Qualified Contract.



    WHAT THE GRAPHS ILLUSTRATE -- Each curve plotted on the graph illustrates the payments under a hypothetical Non-Qualified Contract (described in more detail below) assuming a different hypothetical rate of return for a single Sub-Account supporting the Contract by plotting one point for each contract year. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that contract year under the hypothetical Contract (hereinafter, an "Average Monthly Payment"). Each curve on the graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below).



    HYPOTHETICAL RATES OF RETURN -- The Variable Annuity Payments reflect three different assumptions for a constant investment return before fees and expenses:
0%, 6% and 12%. Net of all expenses, these constant returns are: -1.85%, 4.04% and 9.93%. Average Monthly Payments reflect the assumed investment return net of all expenses of the illustrated Sub-Account (and the Funds) over the periods shown in each graph. Fund management fees and operating expenses are assumed to be at an annual rate of 0.62% of their average daily net assets. This is the weighted average of Fund expenses shown in the fee table on page 5. The mortality and expense risk charge is assumed to be at an annual rate of 1.25% of the illustrated Sub-Account's average daily net assets.



    Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPH ARE BASED ON HYPOTHETICAL CONTRACTS AND HYPOTHETICAL INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVER SUGGEST THAT ANY SUB-ACCOUNT OR CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR AVERAGE MONTHLY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the hypothetical returns. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity payment options, how long the Annuitant lives. See "Annuity Payouts".



    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%, (3) the Contract Owner selected an Assumed Investment Return of 5%, (4) the Contract Owner elects to receive monthly Variable Annuity Payments, and (5) the Contract Value (less any applicable Premium Tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000.



    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".



    ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Annuity Payouts".



    THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For

HARTFORD LIFE INSURANCE COMPANY                                               31
--------------------------------------------------------------------------------


each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to a Sub-Account having a constant investment return before fees and expenses of 0%, 6%, or 12%. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see "Annuity Payouts".

32                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                           HYPOTHETICAL ILLUSTRATIONS



HYPOTHETICAL 0% GROSS      HYPOTHETICAL 6% GROSS      HYPOTHETICAL 12% GROSS
         RATE                       RATE                       RATE
   AVERAGE MONTHLY            AVERAGE MONTHLY            AVERAGE MONTHLY
       PAYMENT                    PAYMENT                    PAYMENT
 FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN        FOR EACH YEAR SHOWN
    $1,000 INITIAL             $1,000 INITIAL             $1,000 INITIAL
   PAYMENT; 5% AIR            PAYMENT; 5% AIR            PAYMENT; 5% AIR
----------------------     ----------------------     ----------------------
             AVERAGE                    AVERAGE                    AVERAGE
 CONTRACT    MONTHLY        CONTRACT    MONTHLY        CONTRACT    MONTHLY
   YEAR      PAYMENT          YEAR      PAYMENT          YEAR      PAYMENT
----------  ----------     ----------  ----------     ----------  ----------
       1          970             1          996             1        1,022
       2          906             2          988             2        1,072
       3          847             3          980             3        1,125
       4          791             4          972             4        1,179
       5          740             5          964             5        1,237
       6          691             6          956             6        1,298
       7          646             7          948             7        1,361
       8          604             8          940             8        1,427
       9          564             9          932             9        1,497
      10          527            10          924            10        1,570
      11          493            11          917            11        1,647
      12          461            12          909            12        1,727
      13          430            13          902            13        1,812
      14          402            14          894            14        1,900
      15          376            15          887            15        1,993
      16          351            16          879            16        2,091
      17          328            17          872            17        2,193
      18          307            18          865            18        2,300
      19          287            19          858            19        2,412
      20          268            20          851            20        2,530


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE MONTHLY PAYMENT
Contract                          0%           6%          12%
Year                      Gross Rate   Gross Rate   Gross Rate
1                                970          996        1,022
2                                906          988        1,072
3                                847          980        1,125
4                                791          972        1,179
5                                740          964        1,237
6                                691          956        1,298
7                                646          948        1,361
8                                604          940        1,427
9                                564          932        1,497
10                               527          924        1,570
11                               493          917        1,647
12                               461          909        1,727
13                               430          902        1,812
14                               402          894        1,900
15                               376          887        1,993
16                               351          879        2,091
17                               328          872        2,193
18                               307          865        2,300
19                               287          858        2,412
20                               268          851        2,530

HARTFORD LIFE INSURANCE COMPANY                                               33
--------------------------------------------------------------------------------


                       ILLUSTRATIONS OF ANNUITY PAYMENTS
                         USING HISTORIC RATES OF RETURN



    The following graphs have been prepared to show how investment performance affects Variable Annuity Payments over time. These graphs illustrate the "performance" of a Non-Qualified Contract under which Variable Annuity Payments begin at the end of the month that the Contract was issued which is the same month that each Sub-Account illustrated began operations. Of course, Hartford did not sell Contracts prior to the date of this Prospectus (i.e., during any of the time periods shown) and therefore the illustrations merely represent what Variable Annuity Payments might have been under a HYPOTHETICAL Non-Qualified Contract had one existed during the years shown.



    WHAT THE GRAPHS ILLUSTRATE -- Each graph illustrates the "performance" of a particular Sub-Account based on hypothetical Non-Qualified Contract (described in more detail below) by plotting one point for each calendar year since the Sub-Account began operations. Each such annual point on the graph represents the average of twelve monthly Variable Annuity Payments made in that year under the hypothetical Contract. Each graph assumes that the initial Variable Annuity Payment under the hypothetical Contract is $1,000 (discussed in more detail below). All of the graphs end on December 31, 1998. Where a Sub-Account began operations in mid-year, the point for the first year represents the average of monthly Variable Annuity Payments made (which is fewer than 12) under the hypothetical Contract during that year. The points therefore represent, in each case, the average monthly Variable Annuity Payment (hereinafter, an "Average Monthly Payment").



    Average Monthly Payments reflect the actual past investment return after all expenses of the Sub-Accounts over the periods shown in each graph. Nevertheless, THE AVERAGE MONTHLY PAYMENTS DEPICTED IN THE GRAPHS ARE BASED ON HYPOTHETICAL CONTRACTS AND PAST INVESTMENT RESULTS AND ARE NOT PROJECTIONS OR INDICATIONS OF FUTURE RESULTS. HARTFORD DOES NOT GUARANTEE OR EVEN SUGGEST THAT ANY CONTRACT ISSUED BY IT WOULD GENERATE THESE OR SIMILAR VARIABLE ANNUITY PAYMENTS FOR ANY PERIOD OF TIME. THE GRAPHS ARE FOR ILLUSTRATION PURPOSES ONLY AND DO NOT REPRESENT FUTURE VARIABLE ANNUITY PAYMENTS OR FUTURE INVESTMENT RETURNS. Variable Annuity Payments under a real Contract may be more or less than those forming the basis for the Average Monthly Payments shown in these illustrations if the actual returns of the Sub-Accounts selected by a Contract Owner are different from the past returns of the Sub-Accounts. Because it is very likely that a Sub-Account's investment return will fluctuate over time, one can expect Variable Annuity Payments under a real Contract to fluctuate. Moreover, under a real Contract, the total amount of Variable Annuity Payments ultimately received by a Payee depends upon which Annuity Payment Option the Contract Owner selects and, for life contingent annuity options, how long the Annuitant lives. (See "Annuity Payouts".)



    ASSUMPTIONS ON WHICH THE HYPOTHETICAL CONTRACT IS BASED -- In order to illustrate a hypothetical Contract, Hartford had to make several assumptions about the Contract. These assumptions are that: (1) the hypothetical Contract is a Non-Qualified Contract, (2) the entire Contract Value of the hypothetical Contract is allocated (on the Annuity Calculation Date) to the Sub-Account being illustrated, (3) the Contract Owner selected an Assumed Investment Return of 5%,
(4) the Contract Owner elects to receive monthly Variable Annuity Payments and elects an Income Start Date that is the last day of the month in which the Contract was issued, (5) the Contract Value (less any applicable premium tax) applied to the purchase of Annuity Units on the Annuity Calculation Date under the Annuity Payment Option selected results in an initial Variable Annuity Payment of $1,000, and (6) the Income Start Date is the last day of the month that the Sub-Account illustrated began operations. TO THE EXTENT THAT A REAL CONTRACT IS ISSUED BY HARTFORD ON A BASIS DIFFERENT FROM THE FOREGOING ASSUMPTIONS, THAT REAL CONTRACT WOULD HAVE HAD AVERAGE MONTHLY PAYMENTS DIFFERENT FROM THOSE ILLUSTRATED EVEN DURING THE PERIODS ILLUSTRATED.



    For a discussion of how a Contract Owner may elect to receive monthly, quarterly, semi-annual or annual Variable Annuity Payments, see "Annuity Payouts".



    ASSUMED INVESTMENT RETURN -- Among the most important factors that determine that amount of Variable Annuity Payments is the Assumed Investment Return selected by the Contract Owner. The hypothetical Contract has an Assumed Investment Return of 5%. Subject to state approval, a Contract Owner may, however, select a 3%, 5% or 6% Assumed Investment Return under a real Contract. Generally, Variable Annuity Payments will increase in size from one Income Payment Date to the next if the annualized net rate of return during that time is greater than the Assumed Investment Return, and will decrease if the annualized net rate of return over this period is less than the Assumed Investment Return. (The Assumed Investment Return is an important component of the Payment Factor.) For a detailed discussion of Assumed Investment Returns, see "Variable Annuity Payments". Standardized and non-standardized average annual total returns as well as the Sub-Account Annual Percentage Change column reflect the performance of the Sub-Account being illustrated without adjustment for an Assumed Investment Return.

34                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


    THE $1,000 INITIAL ANNUITY PAYMENT -- The hypothetical Contract has an initial Variable Annuity Payment of $1,000. The dollar amount of the first Variable Annuity Payment under a real Contract generally depends upon the Annuity Payment Option selected by the Contract Owner, the amount of Contract Value applied to purchase the Variable Annuity Payments, the annuity purchase rates in the Contract at the time it is purchased (i.e., the Payment Factor), the age of the Annuitant, and, in most cases (e.g., Non-Qualified Contracts), the sex of the Annuitant. For each of the illustrations, the entire Contract Value under the hypothetical Contract is allocated to the Sub-Account shown in the illustrations. However, for a real Contract, Contract Value is often allocated among several Sub-Accounts prior to the Annuity Calculation Date. The dollar amount of the first Variable Annuity Payment attributable to each Sub-Account is determined under a real Contract by dividing the dollar amount of Contract Value (less applicable Premium Tax) applied to that Sub-Account on the Annuity Calculation Date by $1,000, and multiplying the result by the annuity Payment Factor in the Contract for the selected Annuity Payment Option. The dollar value of the first Variable Annuity Payment is the sum of the first Variable Annuity Payments attributable to each Sub-Account. For a detailed discussion of how the first Variable Annuity Payment is determined, see " Annuity Payouts".

HARTFORD LIFE INSURANCE COMPANY                                               35
--------------------------------------------------------------------------------


                              ADVISERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983 *                         990                         1.26%
               1984                           948                         6.05%
               1985                         1,078                        25.26%
               1986                         1,253                        11.27%
               1987                         1,337                         4.66%
               1988                         1,322                        12.71%
               1989                         1,479                        20.24%
               1990                         1,459                         0.01%
               1991                         1,584                        18.88%
               1992                         1,630                         6.96%
               1993                         1,731                        10.86%
               1994                         1,688                        -3.94%
               1995                         1,821                        26.74%
               1996                         2,042                        15.14%
               1997                         2,384                        22.96%
               1998                         2,745                        23.11%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         23.11%
       5 Year                                         16.24%
      10 Year                                         13.66%
  Since Inception                                     12.52%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         17.11%
       5 Year                                         15.80%
      10 Year                                         13.66%
  Since Inception                                     12.52%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983*            990
1984             948
1985           1,078
1986           1,253
1987           1,337
1988           1,322
1989           1,479
1990           1,459
1991           1,584
1992           1,630
1993           1,731
1994           1,688
1995           1,821
1996           2,042
1997           2,384
1998           2,745


 * Fund inception was 4/83. Therefore, the Average Monthly Payment represents the average monthly payment from April 1983 to December 1983. The Annual Sub-Account Return is based on the period from April 1983 to December 1983.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

36                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                        CAPITAL APPRECIATION SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,038                         9.16%
               1985                         1,237                        34.37%
               1986                         1,485                         7.65%
               1987                         1,496                        -5.55%
               1988                         1,451                        24.67%
               1989                         1,694                        22.60%
               1990                         1,550                       -12.02%
               1991                         1,852                        52.16%
               1992                         2,100                        15.55%
               1993                         2,492                        19.30%
               1994                         2,562                         1.26%
               1995                         2,897                        28.63%
               1996                         3,328                        19.20%
               1997                         3,881                        20.83%
               1998                         4,150                        14.04%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         14.04%
       5 Year                                         16.43%
      10 Year                                         17.08%
  Since Inception                                     16.16%



  STANDARDIZED AVERAGE ANNUAL TOTAL
               RETURNS
 FOR THE PERIODS ENDED 12/31/1998**
-------------------------------------
       1 Year                   8.04%
       5 Year                  15.99%
      10 Year                  17.08%
  Since Inception              16.16%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984*          1,038
1985           1,237
1986           1,485
1987           1,496
1988           1,451
1989           1,694
1990           1,550
1991           1,852
1992           2,100
1993           2,492
1994           2,562
1995           2,897
1996           3,328
1997           3,881
1998           4,150


 * Fund inception was 4/84. Therefore, the Average Monthly Payment represents the average monthly payment from April 1984 to December 1984. The Annual Sub-Account Return is based on the period from April 1984 to December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               37
--------------------------------------------------------------------------------


                        DIVIDEND AND GROWTH SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994 *                       1,024                        4.07%
               1995                         1,146                       34.68%
               1996                         1,383                       21.39%
               1997                         1,695                       30.25%
               1998                         1,932                       14.97%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         14.97%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     20.58%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          8.97%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     20.25%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994*          1,024
1995           1,146
1996           1,383
1997           1,695
1998           1,932


 * Fund inception was 3/94. Therefore, the Average Monthly Payment represents the average monthly payment from March 1994 to December 1994. The Annual Sub-Account Return is based on the period from March 1994 to December 1994.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

38                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                           GLOBAL LEADERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,159                       31.47%


                TOTAL RETURNS FOR THE PERIOD
                    9/30/98 - 12/31/98**
------------------------------------------------------------
 31.47% (does not reflect contingent deferred sales charge)

     25.47% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,159


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.


                         GROWTH AND INCOME SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,018                       18.18%


                TOTAL RETURNS FOR THE PERIOD
                    6/1/98 - 12/31/98**
------------------------------------------------------------
 18.18% (does not reflect contingent deferred sales charge)

     12.18% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,018

HARTFORD LIFE INSURANCE COMPANY                                               39
--------------------------------------------------------------------------------


 * Fund inception was 6/1/98. Therefore, the Average Monthly Payment represents the average monthly payment from June 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

40                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                             HIGH YIELD SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997
               1998 *                       1,011                        3.49%


                TOTAL RETURNS FOR THE PERIOD
                    9/30/98 - 12/31/98**
------------------------------------------------------------
 3.49% (does not reflect contingent deferred sales charge)

     -2.51% (reflects contingent deferred sales charge)


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997
1998*          1,011


 * Fund inception was 9/98. Therefore, the Average Monthly Payment represents the average monthly payment from September 1998 to December 1998. The Annual Sub-Account Return is based on this period.


** These returns are not annualized.

HARTFORD LIFE INSURANCE COMPANY                                               41
--------------------------------------------------------------------------------


                               INDEX SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987 *                         978                       -14.02%
               1988                           890                        14.75%
               1989                         1,049                        28.73%
               1990                         1,035                        -5.24%
               1991                         1,145                        27.93%
               1992                         1,205                         5.49%
               1993                         1,256                         7.76%
               1994                         1,228                        -0.31%
               1995                         1,401                        34.85%
               1996                         1,653                        20.58%
               1997                         2,044                        30.96%
               1998                         2,408                        26.47%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         26.47%
       5 Year                                         21.84%
      10 Year                                         16.89%
  Since Inception                                     14.21%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         20.47%
       5 Year                                         21.47%
      10 Year                                         16.89%
  Since Inception                                     14.21%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987*            978
1988             890
1989           1,049
1990           1,035
1991           1,145
1992           1,205
1993           1,256
1994           1,228
1995           1,401
1996           1,653
1997           2,044
1998           2,408


 * Fund inception was 5/87. Therefore, the Average Monthly Payment represents the average monthly payment from May 1987 to December 1987. The Annual Sub-Account Return is based on the period from May 1987 to December 1987.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

42                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                       INTERNATIONAL ADVISERS SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995 *                       1,037                        11.45%
               1996                         1,099                        10.41%
               1997                         1,143                         4.20%
               1998                         1,180                        11.94%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         11.94%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     10.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.94%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                      9.69%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995*          1,037
1996           1,099
1997           1,143
1998           1,180


 * Fund inception was 3/95. Therefore, the Average Monthly Payment represents the average monthly payment from March 1995 to December 1995. The Annual Sub-Account Return is based on the period from March 1995 to December 1995.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               43
--------------------------------------------------------------------------------


                    INTERNATIONAL OPPORTUNITIES SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990 *                         900                       -12.18%
               1991                           890                        11.60%
               1992                           869                        -5.62%
               1993                           911                        32.07%
               1994                           999                        -3.15%
               1995                           967                        12.51%
               1996                         1,056                        11.53%
               1997                         1,090                        -0.91%
               1998                         1,086                        11.72%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         11.72%
       5 Year                                          6.12%
      10 Year                                             --
  Since Inception                                      6.00%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.72%
       5 Year                                          5.36%
      10 Year                                             --
  Since Inception                                      6.00%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990*            900
1991             890
1992             869
1993             911
1994             999
1995             967
1996           1,056
1997           1,090
1998           1,086


 * Fund inception was 7/90. Therefore, the Average Monthly Payment represents the average monthly payment from July 1990 to December 1990. The Annual Sub-Account Return is based on the period from July 1990 to December 1990.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

44                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                              MID-CAP SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996
               1997 *                       1,026                        9.68%
               1998                         1,143                       25.00%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         25.00%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     24.85%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         19.00%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     21.03%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996
1997*          1,026
1998           1,143


 * Fund inception was 7/97. Therefore, the Average Monthly Payment represents the average monthly payment from July 1997 to December 1997. The Annual Sub-Account Return is based on the period from July 1997 to December 1997.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               45
--------------------------------------------------------------------------------


                            MONEY MARKET SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980 *                       1,009                         5.09%
               1981                         1,074                        14.29%
               1982                         1,162                        12.39%
               1983                         1,212                         8.01%
               1984                         1,254                         9.35%
               1985                         1,296                         7.19%
               1986                         1,313                         5.45%
               1987                         1,311                         5.17%
               1988                         1,319                         6.06%
               1989                         1,347                         7.77%
               1990                         1,375                         6.76%
               1991                         1,386                         4.72%
               1992                         1,364                         2.35%
               1993                         1,324                         1.66%
               1994                         1,286                         2.67%
               1995                         1,272                         4.45%
               1996                         1,261                         3.86%
               1997                         1,248                         4.02%
               1998                         1,237                         3.96%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          3.96%
       5 Year                                          3.79%
      10 Year                                          4.21%
  Since Inception                                      6.19%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         -2.04%
       5 Year                                          3.09%
      10 Year                                          4.21%
  Since Inception                                      6.19%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980*          1,009
1981           1,074
1982           1,162
1983           1,212
1984           1,254
1985           1,296
1986           1,313
1987           1,311
1988           1,319
1989           1,347
1990           1,375
1991           1,386
1992           1,364
1993           1,324
1994           1,286
1995           1,272
1996           1,261
1997           1,248
1998           1,237


 * Fund inception was 6/80. Therefore, the Average Monthly Payment represents the average monthly payment from June 1980 to December 1980. The Annual Sub-Account Return is based on the period from June 1980 to December 1980.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

46                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                        MORTGAGE SECURITIES SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984 *                       1,000
               1985                         1,064                        19.13%
               1986                         1,162                         9.75%
               1987                         1,151                         1.36%
               1988                         1,170                         7.03%
               1989                         1,205                        11.74%
               1990                         1,239                         8.35%
               1991                         1,324                        13.31%
               1992                         1,365                         3.35%
               1993                         1,372                         4.99%
               1994                         1,297                        -2.83%
               1995                         1,336                        14.73%
               1996                         1,348                         3.77%
               1997                         1,372                         7.66%
               1998                         1,400                         5.39%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          5.39%
       5 Year                                          5.59%
      10 Year                                          6.93%
  Since Inception                                      7.55%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         -0.61%
       5 Year                                          4.94%
      10 Year                                          6.93%
  Since Inception                                      7.55%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984*          1,000
1985           1,064
1986           1,162
1987           1,151
1988           1,170
1989           1,205
1990           1,239
1991           1,324
1992           1,365
1993           1,372
1994           1,297
1995           1,336
1996           1,348
1997           1,372
1998           1,400


 * Fund inception was 12/84. Therefore, the Average Monthly Payment represents the monthly payment for December 1984.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               47
--------------------------------------------------------------------------------


                           SMALL COMPANY SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977
               1978
               1979
               1980
               1981
               1982
               1983
               1984
               1985
               1986
               1987
               1988
               1989
               1990
               1991
               1992
               1993
               1994
               1995
               1996 *                       1,025                         4.26%
               1997                         1,092                        16.91%
               1998                         1,129                        10.23%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         10.23%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     14.06%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          4.23%
       5 Year                                             --
      10 Year                                             --
  Since Inception                                     12.44%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977
1978
1979
1980
1981
1982
1983
1984
1985
1986
1987
1988
1989
1990
1991
1992
1993
1994
1995
1996*          1,025
1997           1,092
1998           1,129


 * Fund inception was 8/96. Therefore, the Average Monthly Payment represents the average monthly payment from August 1996 to December 1996. The Annual Sub-Account Return is based on the period from August 1996 to December 1996.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

48                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               STOCK SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         999                         1.72%
               1978                           992                         3.55%
               1979                         1,044                        21.10%
               1980                         1,228                        29.61%
               1981                         1,349                        -0.64%
               1982                         1,311                        19.81%
               1983                         1,652                        12.50%
               1984                         1,500                        -0.70%
               1985                         1,718                        29.85%
               1986                         2,052                        10.93%
               1987                         2,305                         4.09%
               1988                         2,172                        17.51%
               1989                         2,536                        24.49%
               1990                         2,450                        -5.07%
               1991                         2,701                        23.07%
               1992                         2,758                         8.68%
               1993                         2,982                        12.92%
               1994                         2,980                        -3.11%
               1995                         3,306                        32.43%
               1996                         3,937                        22.83%
               1997                         4,893                        29.75%
               1998                         5,892                        31.82%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         31.82%
       5 Year                                         21.93%
      10 Year                                         17.01%
  Since Inception                                     14.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                         25.82%
       5 Year                                         21.57%
      10 Year                                         17.01%
  Since Inception                                     14.70%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977*            999
1978             992
1979           1,044
1980           1,228
1981           1,349
1982           1,311
1983           1,652
1984           1,500
1985           1,718
1986           2,052
1987           2,305
1988           2,172
1989           2,536
1990           2,450
1991           2,701
1992           2,758
1993           2,982
1994           2,980
1995           3,306
1996           3,937
1997           4,893
1998           5,892


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

HARTFORD LIFE INSURANCE COMPANY                                               49
--------------------------------------------------------------------------------


                                BOND SUB-ACCOUNT



          AVERAGE MONTHLY PAYMENT FOR EACH YEAR OR PARTIAL YEAR SHOWN
                         $1,000 INITIAL PAYMENT: 5% AIR
--------------------------------------------------------------------------------
                                    AVERAGE                        ANNUAL
      CALENDAR                      MONTHLY                     SUB-ACCOUNT
        YEAR                        PAYMENT                        RETURN
      --------                      --------                --------------------
               1977 *                         998                         1.00%
               1978                           979                         1.34%
               1979                           959                         1.63%
               1980                           929                         4.91%
               1981                           932                         9.12%
               1982                         1,045                        26.16%
               1983                         1,132                         1.48%
               1984                         1,121                        11.78%
               1985                         1,262                        19.11%
               1986                         1,396                        10.78%
               1987                         1,360                        -1.26%
               1988                         1,364                         6.25%
               1989                         1,397                        10.73%
               1990                         1,416                         7.06%
               1991                         1,506                        15.02%
               1992                         1,579                         4.23%
               1993                         1,645                         8.86%
               1994                         1,541                        -5.14%
               1995                         1,585                        17.01%
               1996                         1,596                         2.24%
               1997                         1,637                         9.97%
               1998                         1,708                         6.80%



       NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          6.80%
       5 Year                                          5.92%
      10 Year                                          7.51%
  Since Inception                                      7.70%



         STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
             FOR THE PERIODS ENDED 12/31/1998**
------------------------------------------------------------
       1 Year                                          0.80%
       5 Year                                          5.28%
      10 Year                                          7.51%
  Since Inception                                      7.70%


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            AVERAGE
Calendar     Monthly
Year         Payment
1977*            998
1978             979
1979             959
1980             929
1981             932
1982           1,045
1983           1,132
1984           1,121
1985           1,262
1986           1,396
1987           1,360
1988           1,364
1989           1,397
1990           1,416
1991           1,506
1992           1,579
1993           1,645
1994           1,541
1995           1,585
1996           1,596
1997           1,637
1998           1,708


 * Fund inception was 8/77. Therefore, the Average Monthly Payment represents the average monthly payment from August 1977 to December 1977. The Annual Sub-Account Return is based on the period from August 1977 to December 1977.


** Standardized Average Annual Total Returns differ from Non-Standardized
   Average Annual Total Returns in that the former reflect a deduction for the Contingent Deferred Sales Charge where the latter do not.

50                                               HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------


                               TABLE OF CONTENTS
                                       TO
                      STATEMENT OF ADDITIONAL INFORMATION



 SECTION                                                                   PAGE
 ------------------------------------------------------------------------  ----
 DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY..........................
 INDEPENDENT PUBLIC ACCOUNTANTS..........................................
 DISTRIBUTION OF CONTRACTS...............................................
 CALCULATION OF YIELD AND RETURN.........................................
   Yield of the Money Market Sub-Account.................................
   Yield of the Bond, High Yield and Mortgage Securities Sub-Accounts....
   Calculation of Total Return...........................................
 PERFORMANCE COMPARISONS.................................................
   Yield and Total Return................................................
 VARIABLE ANNUITY PAYMENTS...............................................
   Annuity Unit Value....................................................
   Illustration of Calculation of Annuity Unit Value.....................
   Illustration of Variable Annuity Payments.............................
 OTHER INFORMATION.......................................................

To obtain a Statement of Additional Information, please complete the form below and mail to:



    Hartford Life Insurance Company
    Attn: Individual Annuity Services
    P.O. Box 5085
    Hartford, CT 06102-5085



    Please send a Statement of Additional Information for the Director Immediate Variable Annuity to me at the following address:



----------------------------------------------------
                            Name

------------------------------------------------------------
                          Address

------------------------------------------------------------
    City/State                                        Zip
Code

                                        PART B

                         STATEMENT OF ADDITIONAL INFORMATION

        Individual Single Premium Payment Immediate Variable Annuity Contract

                                      Issued by

                           Hartford Life Insurance Company
                                         and
                 Hartford Life Insurance Company Separate Account Two



THIS STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 3, 1999, IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 3, 1999 FOR HARTFORD LIFE INSURANCE COMPANY ("HARTFORD") SINGLE PURCHASE PAYMENT IMMEDIATE VARIABLE ANNUITY CONTRACT WHICH IS REFERRED TO HEREIN.


THE PROSPECTUS SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR SHOULD KNOW BEFORE PURCHASING A CONTRACT. FOR A FREE COPY OF THE PROSPECTUS, SEND A WRITTEN REQUEST TO THE ADMINISTRATIVE OFFICE OF HARTFORD AT 200 HOPMEADOW STREET, SIMSBURY, CONNECTICUT 06070, OR TELEPHONE 1-800-862-6668.








Director Immediate Variable Annuity (HL)

                                  TABLE OF CONTENTS



DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY. . . . . . . . . . .  . .  3

INDEPENDENT PUBLIC ACCOUNTANTS. . . . . . . . . . . . . . . . . . .  . .  3

DISTRIBUTION OF CONTRACTS . . . . . . . . . . . . . . . . . . . . .  . .

CALCULATION OF YIELD AND RETURN . . . . . . . . . . . . . . . . . .  . .  3

     Yield of the Money Market Sub-Account. . . . . . . . . . . . .  . .  3

     Yield of the Bond, High Yield and Mortgage
          Securities Sub-Accounts . . . . . . . . . . . . . . . . .  . .  4

     Calculation of Total Return. . . . . . . . . . . . . . . . . .  . .  5

PERFORMANCE COMPARISONS . . . . . . . . . . . . . . . . . . . . . .  . .  7

     Yield and Total Return . . . . . . . . . . . . . . . . . . . .  . .  7

VARIABLE ANNUITY PAYMENTS . . . . . . . . . . . . . . . . . . . . .  . .  8

     Annuity Unit Value . . . . . . . . . . . . . . . . . . . . . .  . .  8

     Illustration of Calculation of Annuity Unit Value. . . . . . .  . .  9

     Illustration of Variable Annuity Payments. . . . . . . . . . .  . . 10

OTHER INFORMATION . . . . . . . . . . . . . . . . . . . . . . . . .  . . 10

                    DESCRIPTION OF HARTFORD LIFE INSURANCE COMPANY

Hartford Life Insurance Company is a stock life insurance company engaged in the business of writing life insurance, both individual and group, in all states of the United States and the District of Columbia. We were originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


                                  HARTFORD'S RATINGS


--------------------------------------------------------------------------------
       Rating Agency            Effective     Rating       Basis of Rating
                              Date of Rating
--------------------------------------------------------------------------------
A.M. Best and Company, Inc.      1/1/99         A+    Financial performance
--------------------------------------------------------------------------------
Standard & Poor's                6/1/98         AA    Insurer financial strength
--------------------------------------------------------------------------------
Duff & Phelps                   12/21/98        AA+   Claims paying ability
--------------------------------------------------------------------------------


                            INDEPENDENT PUBLIC ACCOUNTANTS

The audited financial statements and financial statement schedules included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


                             DISTRIBUTION OF CONTRACTS

Hartford Securities Distribution Company, Inc. ("HSD") serves as principal underwriter for the securities issued with respect to the Separate Account and will offer the Contracts on a continued basis.

HSD is an affiliate of Hartford. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as Hartford.

The securities will be sold by salespersons of HSD, who represent Hartford as insurance and Variable Annuity agents and who are registered representatives or Broker-Dealers who have entered into distribution agreements with HSD.

HSD is registered with the Securities and Exchange Commission under the Securities and Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD").

Hartford currently pays HSD underwriting commissions for its role as principal underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as principal underwriter has been: 1998: $61,629,500; 1997: $64,851,026; and 1996: $59,896,541. HSD has
retained none of these commissions.


                           CALCULATION OF YIELD AND RETURN


YIELD OF THE MONEY MARKET SUBACCOUNT


As summarized in the Prospectus under the heading "Performance Related Information," the yield of the Money Market Sub-Account for a seven-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one accumulation unit of the Sub-Account at the beginning of the period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and then multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares.

The effective yield is calculated by compounding the base period return by adding 1, raising the sum to a power equal to 365/7 and subtracting 1 from the result, according to the following formula:

                                            365/7
Effective Yield = [(Base Period Return + 1)      ] - 1


The Money Market Sub-Account's yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the Sub-Account.

THE CURRENT YIELD AND EFFECTIVE YIELD REFLECT RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.


MONEY MARKET SUB-ACCOUNT

The yield and effective yield for the seven-day period ending December 31, 1998 for the Money Market Sub-Account was as follows:




--------------------------------------------------------------------------------
SUB-ACCOUNT                           YIELD                EFFECTIVE YIELD
--------------------------------------------------------------------------------
Money Market *                        3.52%                     3.59%
--------------------------------------------------------------------------------


*Yield and effective yield for the seven-day period ending December 31, 1998.


YIELDS OF THE BOND, HIGH YIELD AND MORTGAGE SECURITIES SUB-ACCOUNTS


As summarized in the Prospectus under the heading "Performance Related Information," yields of these three Sub-Accounts will be computed by annualizing a recent month's net investment income, divided by a Fund share's net asset value on the last trading day of that month. The Bond, High Yield and Mortgage Securities Sub-Accounts' yields will vary from time-to-time depending upon market conditions and, the composition of the underlying funds' portfolios. Yield should also be considered relative to changes in the value of the Sub-Accounts' shares and to the relative risks associated with the investment objectives and policies of the Bond, High Yield and Mortgage Securities Sub-Accounts.

THE YIELD REFLECTS RECURRING CHARGES ON THE SEPARATE ACCOUNT LEVEL.

BOND, HIGH YIELD AND MORTGAGE SECURITIES SUB-ACCOUNTS

Yield calculations of the Sub-Accounts used for illustration purposes reflect the interest earned by the Sub-Accounts, less applicable asset charges assessed against a Contract Owner's account over the base period. Yield quotations based on a 30-day period ended December 31, 1998 were computed by dividing the dividends and interest earned during the period by the maximum offering price per unit on the last day of the period, according to the following formula:

Example:

                                                             6
Current Yield Formula for the Sub-Account  2[((A-B)/(CD) + 1) - 1]

Where A = Dividends and interest earned during the period.
          B = Expenses accrued for the period (net of reimbursements).
          C = The average daily number of units outstanding during the period that were entitled to receive dividends.
          D = The maximum offering price per unit on the last day of the period.



--------------------------------------------------------------------------------
SUB-ACCOUNT                                                     YIELD
--------------------------------------------------------------------------------
Bond **                                                         4.61%
--------------------------------------------------------------------------------
High Yield **                                                   7.56%
--------------------------------------------------------------------------------
Mortgage Securities **                                          4.84%
--------------------------------------------------------------------------------


**Yield quotation based on a 30-day period ended December 31, 1998.

At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

CALCULATION OF TOTAL RETURN

As summarized in the Prospectus under the heading "Performance Related Information," total return is a measure of the change in value of an investment in a Sub-Account over the period covered. The formula for total return used herein includes three steps: (1) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (2) assuming redemption at the end of the period and deducting any applicable contingent deferred sales charge (the contingent deferred sales charged deducted under the "Since Inception" column below depends on the fund inception date; 6% is deducted for 1 Year, 4% for 5 Year, and 0% for 10 Year periods); and (3) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result for periods of less than one year. Total return will be calculated for one year, five years and ten years or some other relevant periods if a Sub-Account has not been in existence for at least ten years.

The following are the standardized average annual total return quotations for the Sub-Accounts for the period ended December 31, 1998.


   STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR YEAR ENDED DECEMBER 31, 1998


--------------------------------------------------------------------------------
SUB-ACCOUNT               S/A      1 YEAR      5 YEAR    10 YEAR       SINCE
                       INCEPTION                                     INCEPTION
                          DATE
--------------------------------------------------------------------------------
Advisers                 6/2/86    17.11%      15.80%     13.66%        N/A
--------------------------------------------------------------------------------
Bond                     6/2/86     0.80%       5.27%      7.51%        N/A
--------------------------------------------------------------------------------
Capital Appreciation     6/2/86     8.04%      15.99%     17.08%        N/A
--------------------------------------------------------------------------------
Dividend & Growth        6/2/86     8.97%       N/A        N/A        20.24%
--------------------------------------------------------------------------------
Global Leaders          9/30/98      N/A        N/A        N/A        25.47%
--------------------------------------------------------------------------------
Growth and Income       5/29/98      N/A        N/A        N/A        12.18%
--------------------------------------------------------------------------------
High Yield              9/30/98      N/A        N/A        N/A        -2.51%
--------------------------------------------------------------------------------
Index                    5/1/87    20.47%      21.47%     16.89%        N/A
--------------------------------------------------------------------------------
International Advisers   3/1/95     5.94%       N/A        N/A         8.82%
--------------------------------------------------------------------------------
International
Opportunities            7/2/90     5.72%       5.48%      N/A         6.00%
--------------------------------------------------------------------------------
MidCap                  7/30/97    19.00%       N/A        N/A        20.98%
--------------------------------------------------------------------------------
Money Market             6/2/86    -2.04%       3.09%      4.21%        N/A
--------------------------------------------------------------------------------
Mortgage Securities      6/2/86    -0.61%       4.94%      6.93%        N/A
--------------------------------------------------------------------------------
Small Company            8/9/96     4.23%       N/A        N/A        12.44%
--------------------------------------------------------------------------------
Stock                    6/2/86    25.82%      21.57%     17.01%        N/A
--------------------------------------------------------------------------------


In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. This figure will usually be calculated for one year, five years, and ten years or other periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge is not deducted and the time periods used to calculate return are based on the inception date of the underlying Funds. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.



The following are the non-standardized annualized total return quotations for the Sub-Accounts for the period ended December 31, 1998.

NON-STANDARDIZED ANNUALIZED TOTAL RETURN THAT PRE-DATE THE INCEPTION DATE OF THE SEPARATE ACCOUNT FOR YEAR ENDED DECEMBER 31, 1998


--------------------------------------------------------------------------------
SUB-ACCOUNT               FUND     1 YEAR      5 YEAR    10 YEAR       SINCE
                       INCEPTION                                     INCEPTION
                          DATE
--------------------------------------------------------------------------------
Advisers                3/31/83    23.11%      16.24%     13.66%        N/A
--------------------------------------------------------------------------------
Bond                    8/31/77     6.80%       5.92%      7.51%        N/A
--------------------------------------------------------------------------------
Capital Appreciation     4/2/84    14.04%      16.43%     17.08%        N/A
--------------------------------------------------------------------------------
Dividend & Growth        3/8/94    14.97%       N/A        N/A        20.65%
--------------------------------------------------------------------------------
Global Leaders          9/30/98      N/A        N/A        N/A        31.47%
--------------------------------------------------------------------------------
Growth and Income       5/29/98      N/A        N/A        N/A        18.18%
--------------------------------------------------------------------------------
High Yield              9/30/98      N/A        N/A        N/A         3.49%
--------------------------------------------------------------------------------
Index                    5/1/87    26.47%      21.84%     16.89%        N/A
--------------------------------------------------------------------------------
International Advisers   3/1/95    11.94%       N/A        N/A        10.68%
--------------------------------------------------------------------------------
International
Opportunities            7/2/90    11.72%       6.12%      N/A         6.00%
--------------------------------------------------------------------------------
MidCap                  7/30/97    25.00%       N/A        N/A        24.85%
--------------------------------------------------------------------------------
Money Market            6/30/80     3.96%       3.79%      4.21%        N/A
--------------------------------------------------------------------------------
Mortgage Securities      1/1/85     5.39%       5.59%      6.93%        N/A
--------------------------------------------------------------------------------
Small Company            8/9/96    10.23%       N/A        N/A        14.20%
--------------------------------------------------------------------------------
Stock                   8/31/77    31.82%      21.93%     17.01%        N/A
--------------------------------------------------------------------------------

                               PERFORMANCE COMPARISONS

Yield and Total Return

Each Sub-Account may from time-to-time include its total return in advertisements or in information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include its yield and total return in advertisements or information furnished to present or prospective shareholders. Each Sub-Account may from time-to-time include in advertisements its total return (and yield in the case of certain Sub-Accounts) the ranking of those performance figures relative to such figures for groups of other annuities analyzed by Lipper Analytical Services and Morningstar, Inc. as having the same investment objectives.


The total return and yield may also be used to compare the performance of the Sub-Accounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The Standard & Poor's Composite Index of 500 Stocks (the "S&P 500") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the New York Stock Exchange, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the New York Stock Exchange.


The NASDAQ-OTC Composite Price Index (The "NASDAQ Index") is a market value-weighted and unmanaged index showing the changes in the aggregate market value of approximately 3,500 stocks relative to the base measure of 100.00 on February 5, 1971. The NASDAQ Index is composed entirely of common stocks of companies traded over-the-counter and often through the National Association of Securities Dealers Automated Quotations ("NASDAQ") system. Only those over-the-counter stocks having only one market maker or traded on exchanges are excluded.

The Morgan Stanley Capital International EAFE Index (the "EAFE Index") is an unmanaged index, which includes over 1,000 companies representing the stock markets of Europe, Australia, New Zealand, and the Far East. The EAFE Index is weighted by market capitalization, and therefore, it has a heavy representation in countries with large stock markets, such as Japan.

The Shearson Lehman Government Bond Index (the "SL Government Index") is a measure of the market value of all public obligations of the U.S. Treasury; all publicly issued debt of all agencies of the U.S. Government and all quasi-federal corporations; and all corporate debt guaranteed by the U.S. Government. Mortgage-backed securities, flower bonds and foreign targeted issues are not included in the SL Government Index.

The Shearson Lehman Government/Corporate Bond Index (the "SL Government/Corporate Index") is a measure of the market value of approximately 5,300 bonds with a face value currently in excess of $1.3 trillion. To be included in the SL Government/Corporate Index, an issue must have amounts outstanding in excess of $1 million, have at least one year to maturity and be rated "Baa" or higher ("investment grade") by a nationally recognized rating agency.

The Composite Index for Hartford Advisers Fund is comprised of the S&P 500 (55%), the Lehman Government/Corporate Bond Index (35%), both mentioned above, and 90 Day U.S. Treasury Bills (10%).

                              VARIABLE ANNUITY PAYMENTS

ANNUITY UNIT VALUE

The value of an Annuity Unit is calculated at the same time that the value of an Accumulation Unit is calculated and is based on the same values for Fund shares and other assets and liabilities. (See "Annuity Payments" in the Prospectus.) The Annuity Unit Value for each Sub-Account's first Valuation Period was set at $10. The Annuity Unit Value of each Sub-Account for any subsequent Valuation Period is equal to (a) multiplied by (b) divided by (c) where:

     (a) is the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated;

     (b)  is the Annuity Unit Value for the preceding Valuation Period; and

     (c) is a daily Assumed Investment Return factor (for the 3%, 5% or 6% Assumed Investment Return) adjusted for the number of days in the Valuation Period.

The Assumed Investment Return factor is equal to one plus the applicable percentage. Therefore, for 3%, it is 1.03, for 4% it is 1.04 and for 6% it is
1.06. The annual factors can be translated into daily factor of 1.000080986, 1.00010746, and 1.000159654, respectively.

If a Contract Owner selects a 5% Assumed Investment Return rate and if the net investment return of the Sub-Account for an Annuity Payment period is equal to the pro-rated portion of the 5% Assumed Investment Return, the Variable Annuity Payment attributable to that Sub-Account for that period will equal the Payment for the prior period. To the extent that such net investment return exceeds an annualized rate of return of 5% for a Payment period, the Payment for that period will be greater than the Payment for the prior period and to the extent that such return for a period falls short of an annualized rate of 5%, the Payment for that period will be less than the Payment for the prior period.

The following illustrations show, by use of hypothetical examples, the method of determining the Annuity Unit Value and the amount of several Variable Annuity Payments based on one Sub-Account.

                  ILLUSTRATION OF CALCULATION OF ANNUITY UNIT VALUE

1.   Annuity Unit Value for immediately preceding
     Valuation Period                                       10.00000000
2.   Net Investment Factor                                  1.00036164
3.   Daily factor to compensate for Assumed Investment
                                   Return of 5%             1.00013368
4.   Adjusted Net Investment Factor (2)/(3)                 1.00028063
5.   Annuity Unit Value for current Valuation
                                   Period (4)x(1)           10.00280630

                      ILLUSTRATION OF VARIABLE ANNUITY PAYMENTS

                       (assuming no premium tax is applicable)

1.   Number of Accumulation Units at Annuity Date           1,000.00
2.   Accumulation Unit Value                                12.55548000
3.   Adjusted Contract Value (1)x(2)                        $12,555.48
4.   First monthly Annuity Payment per $1,000 of
     adjusted Contract Value                                $     9.63
5.   First monthly Annuity Payment (3)x(4)/1,000            $   120.91
6.   Annuity Unit Value                                     10.00280630
7.   Number of Annuity Units (5)/(6)                        12.08760785
8.   Assume Annuity Unit value for second month
                              equal to                      10.04000000
9.   Second Monthly Annuity Payment (7)X(8)                 $   121.36
10.  Assume Annuity Unit value for third month
                              equal to                      10.05000000
11.  Third Monthly Annuity Payment (7)X(10)                 $   121.48


                                  OTHER INFORMATION

A registration statement has been filed with the Securities and Exchange Commission ("SEC") under the Securities Act of 1933, as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC.

HARTFORD LIFE INSURANCE COMPANY                                             SA-1
--------------------------------------------------------------------------------

 REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
--------------------------------------------------------------------------------
 TO HARTFORD LIFE INSURANCE COMPANY
 SEPARATE ACCOUNT TWO AND TO THE
 OWNERS OF UNITS OF INTEREST THEREIN:


We have audited the accompanying statements of assets and liabilities of Hartford Life Insurance Company Separate Account Two (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Smith Barney Cash Portfolio, Smith Barney Appreciation Fund, Smith Barney Government Portfolio, BB&T Growth & Income Fund, AmSouth Equity Income Fund, Mentor VIP Capital Growth Fund, Mentor VIP Perpetual International Fund, and Mentor VIP Growth Fund) (collectively, the Account) as of December 31, 1998, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1998, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut

February 16, 1999                                            ARTHUR ANDERSEN LLP

SA-2                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES
 DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......  $377,820,108        --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......       --       $2,498,292,052
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......       --             --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......       --             --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......       --             --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......       --             --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......       --             --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......       --             --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......       --             --
  Due from Hartford Life
   Insurance Company.....       204,248         389,733
  Receivable from fund
   shares sold...........       --             --
                           ------------  --------------
  Total Assets...........   378,024,356   2,498,681,785
                           ------------  --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --             --
  Payable for fund shares
   purchased.............       204,309         389,945
                           ------------  --------------
  Total Liabilities......       204,309         389,945
                           ------------  --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-3
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......      --             --                --                  --                 --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......      --             --                --                  --                 --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......  $342,816,331       --                --                  --                 --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......      --        $4,916,675,095         --                  --                 --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......      --             --           $1,985,681,614           --                 --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......      --             --                --              $190,242,955           --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......      --             --                --                  --           $  623,101,394
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      --             --                --                  --                 --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......      --             --                --                  --                 --
  Due from Hartford Life
   Insurance Company.....      --              662,986         10,643,121           --                  267,176
  Receivable from fund
   shares sold...........   19,488,693        --                --                   412,430           --
                           ------------  --------------  ------------------   ----------------   --------------
  Total Assets...........  362,305,024   4,917,338,081      1,996,324,735        190,655,385        623,368,570
                           ------------  --------------  ------------------   ----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....   19,483,630        --                --                   408,162           --
  Payable for fund shares
   purchased.............      --              664,510         10,643,361           --                  267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Total Liabilities......   19,483,630         664,510         10,643,361            408,162            267,984
                           ------------  --------------  ------------------   ----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
ASSETS:
  Investments:
    Hartford Bond HLS
     Fund, Inc. - Class
     IA
    Shares 349,618,159
    Cost $365,928,024
      Market Value.......         --                  --
    Hartford Stock HLS
     Fund, Inc. - Class
     IA
      Shares 380,740,509
      Cost $1,321,699,321
      Market Value.......         --                  --
    Hartford Money Market
     HLS Fund, Inc. -
     Class IA
      Shares 342,816,331
      Cost $342,816,331
      Market Value.......         --                  --
    Hartford Advisers HLS
     Fund, Inc. - Class
     IA
      Shares
      1,646,987,741
      Cost $3,054,571,935
      Market Value.......         --                  --
    Hartford Capital
     Appreciation HLS
     Fund, Inc. - Class
     IA
      Shares 417,240,558
      Cost $1,302,905,756
      Market Value.......         --                  --
    Hartford Mortgage
     Securities HLS Fund,
     Inc. - Class IA
      Shares 175,411,395
      Cost $189,578,583
      Market Value.......         --                  --
    Hartford Index HLS
     Fund, Inc. - Class
     IA
      Shares 174,516,110
      Cost $371,361,315
      Market Value.......         --                  --
    Hartford
     International
     Opportunities HLS
     Fund, Inc. - Class
     IA
      Shares 294,203,798
      Cost $340,518,189
      Market Value.......      $398,604,075           --
    Hartford Dividend and
     Growth HLS Fund,
     Inc. - Class IA
      Shares 451,028,566
      Cost $725,280,325
      Market Value.......         --             $974,440,901
  Due from Hartford Life
   Insurance Company.....         --                  122,495
  Receivable from fund
   shares sold...........           364,279           --
                           -------------------   ---------------
  Total Assets...........       398,968,354       974,563,396
                           -------------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....           364,240           --
  Payable for fund shares
   purchased.............         --                  122,730
                           -------------------   ---------------
  Total Liabilities......           364,240           122,730
                           -------------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........      $398,604,114      $974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

SA-4                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......    $75,837,939         --             --              --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --          $123,132,800        --              --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --               --         $46,303,243         --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --               --             --             $486,808
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       --               --             --              --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --               --             --              --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --               --             --              --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --               --             --              --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --               --             --              --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --               --             --              --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --               --             --              --
  Due from Hartford Life
   Insurance Company.....         37,942       8,326,029        197,604          26,345
  Receivable from fund
   shares sold...........       --               --             --              --
                           --------------   -------------   ------------   ---------------
  Total Assets...........     75,875,881     131,458,829     46,500,847         513,153
                           --------------   -------------   ------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       --               --             --              --
  Payable for fund shares
   purchased.............         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Total Liabilities......         37,943       8,325,756        198,464          26,450
                           --------------   -------------   ------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........    $75,837,938    $123,133,073    $46,302,383        $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-5
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ---------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......       --                    --                      --                 --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......       --                    --                      --                 --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......       --                    --                      --                 --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......       --                    --                      --                 --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......       $199,776              --                      --                 --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......       --                     $34,356                --                 --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......       --                    --                   $23,711,070           --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......       --                    --                      --              $22,511,025          --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......       --                    --                      --                 --             $18,677,728
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......       --                    --                      --                 --                --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......       --                    --                      --                 --                --
  Due from Hartford Life
   Insurance Company.....       --                    --                        29,049           --                  11,902
  Receivable from fund
   shares sold...........            117                    31                --                   30,849          --
                                --------               -------          -----------------   ---------------   ---------------
  Total Assets...........        199,893                34,387              23,740,119         22,541,874        18,689,630
                                --------               -------          -----------------   ---------------   ---------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....            106                    30                --                   30,853          --
  Payable for fund shares
   purchased.............       --                    --                        29,053           --                  11,898
                                --------               -------          -----------------   ---------------   ---------------
  Total Liabilities......            106                    30                  29,053             30,853            11,898
                                --------               -------          -----------------   ---------------   ---------------
  Net Assets (variable
   annuity contract
   liabilities)..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL        MENTOR
                             INTERNATIONAL         GROWTH
                              SUB-ACCOUNT       SUB-ACCOUNT
                           -----------------   --------------
ASSETS:
  Investments:
    International
     Advisers HLS Fund,
     Inc. - Class IA
    Shares 65,678,237
    Cost $75,055,437
      Market Value.......        --                --
    Small Company HLS
     Fund, Inc. - Class
     IA
    Shares 93,203,695
    Cost $112,102,718
      Market Value.......        --                --
    MidCap HLS Fund, Inc.
     - Class IA
    Shares 32,171,652
    Cost $39,368,682
      Market Value.......        --                --
    Smith Barney Cash
     Portfolio
    Shares 486,806
    Cost $486,806
      Market Value.......        --                --
    Smith Barney
     Appreciation Fund
    Shares 13,052
    Cost $99,509
      Market Value.......        --                --
    Smith Barney
     Government Portfolio
    Shares 34,357
    Cost $34,357
      Market Value.......        --                --
    BB&T Growth & Income
     Fund
    Shares 1,782,787
    Cost $21,373,783
      Market Value.......        --                --
    AmSouth Equity Income
     Fund
    Shares 1,999,203
    Cost $21,507,113
      Market Value.......        --                --
    Mentor VIP Capital
     Growth Portfolio
    Shares 1,375,385
    Cost $16,981,499
      Market Value.......        --                --
    Mentor VIP Perpetual
     International
     Portfolio
    Shares 771,760
    Cost $10,211,028
      Market Value.......     $10,812,357          --
    Mentor VIP Growth
     Portfolio
    Shares 913,633
    Cost $9,860,193
      Market Value.......        --            $10,470,235
  Due from Hartford Life
   Insurance Company.....          15,306           67,722
  Receivable from fund
   shares sold...........        --                --
                           -----------------   --------------
  Total Assets...........      10,827,663       10,537,957
                           -----------------   --------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....        --                --
  Payable for fund shares
   purchased.............          15,308           67,727
                           -----------------   --------------
  Total Liabilities......          15,308           67,727
                           -----------------   --------------
  Net Assets (variable
   annuity contract
   liabilities)..........     $10,812,355      $10,470,230
                           -----------------   --------------
                           -----------------   --------------

SA-6                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                            GROWTH AND
                           INCOME FUND
                           SUB-ACCOUNT
                           ------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......   $6,249,337
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......      --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --
  Investment Income
   Receivable............      --
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........       67,470
                           ------------
  Total Assets...........    6,316,807
                           ------------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....       67,470
  Payable for fund shares
   purchased.............      --
                           ------------
  Total Liabilities......       67,470
                           ------------
  Net Assets (variable
   annuity contract
   liabilities)..........   $6,249,337
                           ------------
                           ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                             SA-7
--------------------------------------------------------------------------------

                               HIGH          GLOBAL       MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                            YIELD FUND    LEADERS FUND      AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT     SUB-ACCOUNT           SUB-ACCOUNT                  SUB-ACCOUNT
                           ------------   -------------   -------------------------   ----------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......      --             --                 --                          --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......   $1,943,548        --                 --                          --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......      --            $599,110            --                          --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......      --             --                   $ 9,973                   --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......      --             --                 --                              $9,849
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......      --             --                 --                          --
  Investment Income
   Receivable............      --             --                       746                          122
  Due from Hartford Life
   Insurance Company.....       47,113        --                 --                          --
  Receivable from fund
   shares sold...........      --              73,610                    6                            5
                           ------------   -------------            -------                       ------
  Total Assets...........    1,990,661        672,720               10,725                        9,976
                           ------------   -------------            -------                       ------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....      --              73,610                    6                            5
  Payable for fund shares
   purchased.............       47,114        --                 --                          --
                           ------------   -------------            -------                       ------
  Total Liabilities......       47,114         73,610                    6                            5
                           ------------   -------------            -------                       ------
  Net Assets (variable
   annuity contract
   liabilities)..........   $1,943,547       $599,110              $10,719                       $9,971
                           ------------   -------------            -------                       ------
                           ------------   -------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                   SUB-ACCOUNT
                           ---------------------------
ASSETS:
  Investments:
    Hartford Growth and
     Income HLS Fund -
     Class IA
    Shares 5,269,425
    Cost $5,509,163
      Market Value.......         --
    Hartford High Yield
     HLS Fund - Class IA
    Shares 1,911,536
    Cost $1,953,422
      Market Value.......         --
    Hartford Global
     Leaders HLS Fund -
     Class IA
    Shares 466,167
    Cost $588,674
      Market Value.......         --
    Mitchell Hutchins
     Growth & Income
     Portfolio
    Shares 673
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Strategic Income
     Portfolio
    Shares 808
    Cost $9,994
      Market Value.......         --
    Mitchell Hutchins
     Tactical Allocation
     Portfolio
    Shares 705
    Cost $9,995
      Market Value.......            $10,502
  Investment Income
   Receivable............                 69
  Due from Hartford Life
   Insurance Company.....         --
  Receivable from fund
   shares sold...........                  6
                                     -------
  Total Assets...........             10,577
                                     -------
LIABILITIES:
  Due to Hartford Life
   Insurance Company.....                  6
  Payable for fund shares
   purchased.............         --
                                     -------
  Total Liabilities......                  6
                                     -------
  Net Assets (variable
   annuity contract
   liabilities)..........            $10,571
                                     -------
                                     -------

SA-8                                             HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
 DECEMBER 31, 1998

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
DEFERRED ANNUITY CONTRACTS IN THE
 ACCUMULATION PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Qualified 1.00%........        232,939  $ 4.373600  $     1,018,782
  Bond Fund Non-Qualified 1.00%....      1,961,849    4.307093        8,449,866
  Bond Fund 1.25%..................    162,500,684    2.257591      366,860,082
  Bond Fund .25%...................         55,518    1.533539           85,139
  Bond Fund........................        306,878    1.030758          316,317
  Stock Fund Qualified 1.00%.......        802,936   11.737647        9,424,579
  Stock Fund Non-Qualified 1.00%...      2,912,842   11.223740       32,692,982
  Stock Fund 1.25%.................    403,629,126    6.065754    2,448,314,988
  Stock Fund .25%..................      1,056,753    3.251658        3,436,199
  Stock Fund.......................        849,480    1.036706          880,661
  Money Market Fund Qualified
   1.00%...........................        612,050    2.679268        1,639,846
  Money Market Fund Non-Qualified
   1.00%...........................      9,019,394    2.680536       24,176,811
  Money Market Fund 1.25%..........    183,614,324    1.715714      315,029,666
  Money Market Fund .25%...........        373,199    1.299644          485,026
  Money Market Fund................        725,403    1.016497          737,370
  Advisers Fund Qualified 1.00%....      3,191,360    6.604239       21,076,505
  Advisers Fund Non-Qualified
   1.00%...........................      9,942,207    6.604240       65,660,718
  Advisers Fund 1.25%..............  1,095,048,448    4.397886    4,815,898,238
  Advisers Fund .25%...............      1,220,271    2.502440        3,053,655
  Advisers Fund....................      1,915,141    1.035292        1,982,730
  Capital Appreciation Fund
   Qualified 1.00%.................        774,553    9.322862        7,221,051
  Capital Appreciation Fund
   Non-Qualified 1.00%.............      2,433,361    9.318523       22,675,331
  Capital Appreciation Fund
   1.25%...........................    352,482,012    5.525767    1,947,733,468
  Capital Appreciation Fund .25%...      2,264,988    2.712640        6,144,097
  Capital Appreciation Fund........        271,922    0.984021          267,577
  Mortgage Securities Fund
   Qualified 1.00%.................        484,096    2.844764        1,377,139
  Mortgage Securities Fund
   Non-Qualified 1.00%.............      5,584,466    2.844767       15,886,504
  Mortgage Securities Fund 1.25%...     78,025,873    2.210954      172,511,615
  Mortgage Securities Fund .25%....         14,431    1.458457           21,047
  Mortgage Securities Fund.........         10,000    1.022300           10,223
  Index Fund 1.00%.................        146,209    1.866581          272,911
  Index Fund Non-Qualified 1.00%...        569,781    1.866580        1,063,542
  Index Fund 1.25%.................    131,578,849    4.712432      620,056,376
  Index Fund .25%..................        212,284    3.080896          654,025
  Index Fund.......................        249,634    1.044934          260,851
  International Opportunities Fund
   Qualified 1.00%.................        197,097    1.676915          330,515
  International Opportunities Fund
   Non-Qualified 1.00%.............      1,314,169    1.676023        2,202,578
  International Opportunities Fund
   1.25%...........................    240,089,691    1.641190      394,032,800
  International Opportunities Fund
   .25%............................        681,620    1.874113        1,277,433
  International Opportunities
   Fund............................        140,095    0.924280          129,487
  Dividend and Growth Fund
   Qualified 1.00%.................        417,549    2.500875        1,044,238
  Dividend and Growth Fund
   Non-Qualified 1.00%.............      1,616,066    2.500878        4,041,584
  Dividend and Growth Fund 1.25%...    391,151,359    2.470981      966,527,576
  Dividend and Growth Fund .25%....        250,697    2.592664          649,973
  Dividend and Growth Fund.........        523,054    1.008273          527,381
  International Advisers Fund
   Sub-Account 1.00%...............         23,172    1.490549           34,539
  International Advisers Fund
   Non-Qualified 1.00%.............        201,485    1.490538          300,321
  International Advisers Fund
   1.25%...........................     50,971,459    1.476317       75,250,031
  International Advisers Fund
   .25%............................         39,807    1.534052           61,066
  International Advisers Fund......         80,466    0.971292           78,156
  Small Company Fund 1.00%.........        227,701    1.382431          314,781
  Small Company Fund Non-Qualified
   1.00%...........................      3,669,917    1.382433        5,073,414
  Small Company Fund 1.25%.........     85,431,351    1.374218      117,401,300
  Small Company Fund .25%..........         61,838    1.407436           87,033
  Small Company Fund...............        100,223    0.975195           97,737
  MidCap Fund Sub-Account 1.00%
   Qualified.......................         89,724    1.375964          123,457
  MidCap Fund Sub-Account 1.00%
   Non-Qualified...................        242,882    1.375969          334,198

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-9
--------------------------------------------------------------------------------

                                         UNITS
                                       OWNED BY        UNIT        CONTRACT
                                     PARTICIPANTS     PRICE        LIABILITY
                                     -------------  ----------  ---------------
INDIVIDUAL SUB-ACCOUNTS --
 (CONTINUED)
  MidCap Fund 1.25%................     33,348,056  $ 1.371074  $    45,722,653
  MidCap Fund 1.00% Qualified......         29,907    1.390711           41,592
  MidCap Fund......................         79,150    1.016841           80,483
  Smith Barney Cash Portfolio
   Qualified 1.00%.................         52,115    2.889398          150,581
  Smith Barney Cash Portfolio
   Non-Qualified 1.00%.............        112,418    2.989930          336,122
  Smith Barney Appreciation
   Qualified 1.00%.................         18,002   11.098045          199,787
  Smith Barney Government Portfolio
   Qualified 1.00%.................         13,202    2.602409           34,357
  BB&T Growth and Income Fund......     17,799,083    1.332151       23,711,066
  AMSouth Equity Income Fund 1.00%
   Qualified.......................     19,801,638    1.135502       22,484,800
  Mentor Capital Growth Fund.......     17,370,611    1.075249       18,677,732
  Mentor Perpetual International
   Fund............................      9,747,833    1.109206       10,812,355
  Mentor Growth Fund...............     11,540,088    0.907292       10,470,230
  Growth and Income Fund...........        181,057    1.183528          214,286
  Growth and Income Fund...........         10,000    1.183500           11,835
  Growth and Income Fund...........      4,982,306    1.181798        5,888,079
  Growth and Income Fund...........         16,550    1.188761           19,674
  Growth and Income Fund...........        105,902    1.090282          115,463
  High Yield Fund..................         15,798    1.035511           16,359
  High Yield Fund..................         10,000    1.035500           10,355
  High Yield Fund..................      1,832,207    1.034881        1,896,116
  High Yield Fund..................         10,000    1.037462           10,375
  High Yield Fund..................         10,000    1.034245           10,342
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............         10,000    1.315500           13,155
  Global Leaders Fund..............        415,660    1.314733          546,482
  Global Leaders Fund..............         10,000    1.317944           13,179
  Global Leaders Fund..............         10,000    1.313892           13,139
  Mitchell Hutchins Growth and
   Income Portfolio................         10,000    1.071942           10,719
  Mitchell Hutchins Strategic
   Income Portfolio................         10,000    0.997127            9,971
  Mitchell Hutchins Tactical
   Allocation Portfolio............         10,000    1.057099           10,571
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                              12,628,840,528
                                                                ---------------
ANNUITY CONTRACTS IN THE ANNUITY
 PERIOD:
INDIVIDUAL SUB-ACCOUNTS:
  Bond Fund Non-Qualified 1.00%....         19,762    4.307092           85,115
  Bond Fund 1.25%..................        445,052    2.257591        1,004,746
  Stock Fund Non-Qualified 1.00%...         25,544   11.223888          286,703
  Stock Fund 1.25%.................        536,739    6.065754        3,255,728
  Money Market Fund Qualified
   1.00%...........................            648    2.679268            1,736
  Money Market Fund Non-Qualified
   1.00%...........................         85,788    2.680536          229,959
  Money Market Fund 1.25%..........        303,652    1.715714          520,980
  Advisers Fund Qualified 1.00%....          2,600    6.604240           17,172
  Advisers Fund Non-Qualified
   1.00%...........................         74,716    6.604240          493,441
  Advisers Fund 1.25%..............      1,930,726    4.397886        8,491,112
  Capital Appreciation Fund
   Non-Qualified 1.00%.............         18,217    9.318439          169,754
  Capital Appreciation Fund
   1.25%...........................        266,044    5.525767        1,470,096
  Mortgage Securities Fund
   Non-Qualified 1.00%.............         58,753    2.844767          167,139
  Mortgage Securities Fund 1.25%...        123,728    2.210954          273,556
  Index Fund 1.25%.................        168,253    4.712432          792,881
  International Opportunities Fund
   Non-Qualified 1.00%.............          6,240    1.676024           10,459
  International Opportunities Fund
   1.25%...........................        378,288    1.641190          620,842
  Dividend and Growth Fund 1.25%...        667,716    2.470981        1,649,914
  International Advisers Fund
   1.25%...........................         77,101    1.476317          113,825
  Small Company Fund 1.25%.........        115,562    1.374218          158,808
  AMSouth Equity Income Fund.......         23,092    1.135502           26,221
                                                                ---------------
  SUB-TOTAL INDIVIDUAL
   SUB-ACCOUNTS....................                                  19,840,187
                                                                ---------------
GRAND TOTAL........................                             $12,648,680,715
                                                                ---------------
                                                                ---------------

SA-10                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND    STOCK FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  ------------
INVESTMENT INCOME:
  Dividends..............  $17,912,357  $ 18,915,114
EXPENSES:
  Mortality and expense
   undertakings..........   (3,795,666)  (26,197,986)
                           -----------  ------------
    Net investment income
     (loss)..............   14,116,691    (7,282,872)
                           -----------  ------------
CAPITAL GAINS INCOME.....      --         63,980,079
                           -----------  ------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (17,730)   (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    5,723,478   522,612,064
                           -----------  ------------
    Net gain (loss) on
     investments.........    5,705,748   520,891,673
                           -----------  ------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $19,822,439  $577,588,880
                           -----------  ------------
                           -----------  ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-11
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND  ADVISERS FUND    APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           -----------  --------------   ------------------   ----------------   --------------
INVESTMENT INCOME:
  Dividends..............  $15,550,709   $  97,214,065      $ 10,528,844         $11,949,822     $    5,084,024
EXPENSES:
  Mortality and expense
   undertakings..........   (3,714,561)    (53,193,739)      (22,767,506)         (2,304,989)        (6,407,798)
                           -----------  --------------   ------------------   ----------------   --------------
    Net investment income
     (loss)..............   11,836,148      44,020,326       (12,238,662)          9,644,833         (1,323,774)
                           -----------  --------------   ------------------   ----------------   --------------
CAPITAL GAINS INCOME.....      --          130,914,844       114,733,928            --               10,662,058
                           -----------  --------------   ------------------   ----------------   --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      --            1,826,471        (4,786,085)            473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      --          709,363,622       140,386,292            (228,914)       110,953,813
                           -----------  --------------   ------------------   ----------------   --------------
    Net gain (loss) on
     investments.........      --          711,190,093       135,600,207             244,359        110,249,295
                           -----------  --------------   ------------------   ----------------   --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $11,836,148   $ 886,125,263      $238,095,473         $ 9,889,192     $  119,587,579
                           -----------  --------------   ------------------   ----------------   --------------
                           -----------  --------------   ------------------   ----------------   --------------

                              INTERNATIONAL        DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ----------------
INVESTMENT INCOME:
  Dividends..............      $ 5,223,310       $     15,429,535
EXPENSES:
  Mortality and expense
   undertakings..........       (5,034,289)           (10,513,724)
                           -------------------   ----------------
    Net investment income
     (loss)..............          189,021              4,915,811
                           -------------------   ----------------
CAPITAL GAINS INCOME.....       25,347,181             25,624,259
                           -------------------   ----------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        1,455,876               (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       17,463,831             82,775,505
                           -------------------   ----------------
    Net gain (loss) on
     investments.........       18,919,707             82,309,564
                           -------------------   ----------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $44,455,909       $    112,849,634
                           -------------------   ----------------
                           -------------------   ----------------

SA-12                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
INVESTMENT INCOME:
  Dividends..............    $6,551,901      $   --          $       330       $24,990
EXPENSES:
  Mortality and expense
   undertakings..........      (840,602)      (1,090,110)       (320,350)       (5,044)
                           --------------   -------------   ------------       -------
    Net investment income
     (loss)..............     5,711,299       (1,090,110)       (320,020)       19,946
                           --------------   -------------   ------------       -------
CAPITAL GAINS INCOME.....     1,559,601        1,255,431         --            --
                           --------------   -------------   ------------       -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (62,176)       1,445,433          (3,698)      --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (222,372)       9,623,019       6,597,665       --
                           --------------   -------------   ------------       -------
    Net gain (loss) on
     investments.........      (284,548)      11,068,452       6,593,967       --
                           --------------   -------------   ------------       -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $6,986,352      $11,233,773     $ 6,273,947       $19,946
                           --------------   -------------   ------------       -------
                           --------------   -------------   ------------       -------

  *  From inception, March 2, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-13
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
INVESTMENT INCOME:
  Dividends..............        $ 2,368                $1,842              $  218,179         $  313,398        $ --
EXPENSES:
  Mortality and expense
   undertakings..........         (1,842)                 (377)               (189,383)          (178,806)          (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
    Net investment income
     (loss)..............            526                 1,465                  28,796            134,592           (85,499)
                                 -------                ------          -----------------   ---------------   ---------------
CAPITAL GAINS INCOME.....         15,116              --                      --                 --                --
                                 -------                ------          -----------------   ---------------   ---------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                 -------                ------          -----------------   ---------------   ---------------
    Net gain (loss) on
     investments.........         17,127              --                     1,928,814            975,839         1,691,728
                                 -------                ------          -----------------   ---------------   ---------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $32,769                $1,465              $1,957,610         $1,110,431        $1,606,229
                                 -------                ------          -----------------   ---------------   ---------------
                                 -------                ------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
INVESTMENT INCOME:
  Dividends..............       $--               $--
EXPENSES:
  Mortality and expense
   undertakings..........        (51,799)          (44,785)
                                --------       -------------
    Net investment income
     (loss)..............        (51,799)          (44,785)
                                --------       -------------
CAPITAL GAINS INCOME.....       --                 --
                                --------       -------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        601,328           610,042
                                --------       -------------
    Net gain (loss) on
     investments.........        603,012           608,677
                                --------       -------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....       $551,213          $563,892
                                --------       -------------
                                --------       -------------

  *  From inception, March 2, 1998 to December 31, 1998.

SA-14                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF OPERATIONS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
INVESTMENT INCOME:
  Dividends..............     $ 23,830
EXPENSES:
  Mortality and expense
   undertakings..........      (17,863)
                           --------------
    Net investment income
     (loss)..............        5,967
                           --------------
CAPITAL GAINS INCOME.....      --
                           --------------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      740,175
                           --------------
    Net gain (loss) on
     investments.........      737,908
                           --------------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $743,875
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-15
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
INVESTMENT INCOME:
  Dividends..............      $ 34,816          $   789                  $ 44                         $ 116
EXPENSES:
  Mortality and expense
   undertakings..........        (2,794)            (317)                   (6)                           (5)
                           ---------------       -------                 -----                         -----
    Net investment income
     (loss)..............        32,022              472                    38                           111
                           ---------------       -------                 -----                         -----
CAPITAL GAINS INCOME.....       --                16,340                   702                             6
                           ---------------       -------                 -----                         -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........          (287)           1,084             --                           --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        (9,874)          10,436                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net gain (loss) on
     investments.........       (10,161)          11,520                   (20)                         (145)
                           ---------------       -------                 -----                         -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....      $ 21,861          $28,332                  $720                         $ (28)
                           ---------------       -------                 -----                         -----
                           ---------------       -------                 -----                         -----

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
INVESTMENT INCOME:
  Dividends..............              $ 13
EXPENSES:
  Mortality and expense
   undertakings..........                (6)
                                      -----
    Net investment income
     (loss)..............                 7
                                      -----
CAPITAL GAINS INCOME.....                56
                                      -----
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................               507
                                      -----
    Net gain (loss) on
     investments.........               507
                                      -----
    Net increase
     (decrease) in net
     assets resulting
     from operations.....              $570
                                      -----
                                      -----

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-16                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1998

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 14,116,691  $   (7,282,872)
  Capital gains income...       --           63,980,079
  Net realized gain
   (loss) on security
   transactions..........       (17,730)     (1,720,391)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     5,723,478     522,612,064
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    19,822,439     577,588,880
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    41,906,997     201,628,213
  Net transfers..........    95,280,889     107,789,657
  Surrenders for benefit
   payments and fees.....   (24,892,187)   (143,970,482)
  Net annuity
   transactions..........       321,142         560,255
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   112,616,841     166,007,643
                           ------------  --------------
  Net increase (decrease)
   in net assets.........   132,439,280     743,596,523
NET ASSETS:
  Beginning of period....   245,380,767   1,754,695,317
                           ------------  --------------
  End of period..........  $377,820,047  $2,498,291,840
                           ------------  --------------
                           ------------  --------------

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS
 FOR THE YEAR ENDED DECEMBER 31, 1997

                            BOND FUND      STOCK FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           ------------  --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,349,134  $   (2,890,041)
  Capital gains income...       --           64,909,605
  Net realized gain
   (loss) on security
   transactions..........        17,262       1,176,996
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    10,119,718     315,737,284
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    20,486,114     378,933,844
                           ------------  --------------
UNIT TRANSACTIONS:
  Purchases..............    28,788,526     208,829,884
  Net transfers..........    19,102,654      45,780,800
  Surrenders for benefit
   payments and fees.....   (18,300,042)    (92,238,226)
  Net annuity
   transactions..........       325,387         633,517
                           ------------  --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    29,916,525     163,005,975
                           ------------  --------------
  Net increase (decrease)
   in net assets.........    50,402,639     541,939,819
NET ASSETS:
  Beginning of period....   194,978,128   1,212,755,498
                           ------------  --------------
  End of period..........  $245,380,767  $1,754,695,317
                           ------------  --------------
                           ------------  --------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-17
--------------------------------------------------------------------------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 11,836,148  $   44,020,326    $  (12,238,662)      $  9,644,833     $   (1,323,774)
  Capital gains income...       --          130,914,844       114,733,928           --               10,662,058
  Net realized gain
   (loss) on security
   transactions..........       --            1,826,471        (4,786,085)           473,273           (704,518)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          709,363,622       140,386,292           (228,914)       110,953,813
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    11,836,148     886,125,263       238,095,473          9,889,192        119,587,579
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    34,983,693     374,759,005       143,597,572          9,146,977         67,409,255
  Net transfers..........   123,126,442     280,406,929       (12,597,119)         8,722,639         58,996,655
  Surrenders for benefit
   payments and fees.....   (94,130,526)   (329,416,389)     (117,626,736)       (28,665,195)       (34,320,175)
  Net annuity
   transactions..........       (32,392)      3,527,169           304,016             39,959            271,456
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........    63,947,217     329,276,714        13,677,733        (10,755,620)        92,357,191
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........    75,783,365   1,215,401,977       251,773,206           (866,428)       211,944,770
NET ASSETS:
  Beginning of period....   267,038,029   3,701,271,594     1,733,908,168        191,113,651        411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $342,821,394  $4,916,673,571    $1,985,681,374       $190,247,223     $  623,100,586
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $    189,021      $     4,915,811
  Capital gains income...        25,347,181           25,624,259
  Net realized gain
   (loss) on security
   transactions..........         1,455,876             (465,941)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        17,463,831           82,775,505
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        44,455,909          112,849,634
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        16,804,591          141,279,121
  Net transfers..........       (27,399,853)          99,305,048
  Surrenders for benefit
   payments and fees.....       (28,546,428)         (49,052,200)
  Net annuity
   transactions..........           244,437              835,197
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       (38,897,253)         192,367,166
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........         5,558,656          305,216,800
NET ASSETS:
  Beginning of period....       393,045,458          669,223,866
                           -------------------   ---------------
  End of period..........      $398,604,114      $   974,440,666
                           -------------------   ---------------
                           -------------------   ---------------

                              MONEY                           CAPITAL             MORTGAGE
                           MARKET FUND   ADVISERS FUND   APPRECIATION FUND    SECURITIES FUND      INDEX FUND
                           SUB-ACCOUNT    SUB-ACCOUNT       SUB-ACCOUNT         SUB-ACCOUNT       SUB-ACCOUNT
                           ------------  --------------  ------------------   ----------------   --------------
OPERATIONS:
  Net investment income
   (loss)................  $ 10,558,627  $   36,403,121    $  (10,930,508)      $  9,013,463     $      492,907
  Capital gains income...           792     129,600,221       103,244,397           --               21,612,566
  Net realized gain
   (loss) on security
   transactions..........       --            2,159,454           413,746             28,917            243,148
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --          501,068,905       190,913,008          5,074,541         65,120,869
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    10,559,419     669,231,701       283,640,643         14,116,921         87,469,490
                           ------------  --------------  ------------------   ----------------   --------------
UNIT TRANSACTIONS:
  Purchases..............    56,766,167     364,832,050       194,562,087          7,925,304         65,766,703
  Net transfers..........    (9,782,834)     27,406,992       (11,521,643)        (9,594,437)        26,458,731
  Surrenders for benefit
   payments and fees.....   (68,418,264)   (206,501,208)      (87,759,430)       (17,575,723)       (18,692,668)
  Net annuity
   transactions..........        12,261         725,608           361,130             (3,307)           190,331
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........   (21,422,670)    186,463,442        95,642,144        (19,248,163)        73,723,097
                           ------------  --------------  ------------------   ----------------   --------------
  Net increase (decrease)
   in net assets.........   (10,863,251)    855,695,143       379,282,787         (5,131,242)       161,192,587
NET ASSETS:
  Beginning of period....   277,901,280   2,845,576,451     1,354,625,381        196,244,893        249,963,229
                           ------------  --------------  ------------------   ----------------   --------------
  End of period..........  $267,038,029  $3,701,271,594    $1,733,908,168       $191,113,651     $  411,155,816
                           ------------  --------------  ------------------   ----------------   --------------
                           ------------  --------------  ------------------   ----------------   --------------

                              INTERNATIONAL       DIVIDEND AND
                           OPPORTUNITIES FUND      GROWTH FUND
                               SUB-ACCOUNT         SUB-ACCOUNT
                           -------------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................      $ (1,529,162)     $     3,234,554
  Capital gains income...        29,748,890            9,959,170
  Net realized gain
   (loss) on security
   transactions..........            29,653               (4,003)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (32,127,237)         111,067,791
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............        (3,877,856)         124,257,512
                           -------------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............        38,595,370          159,109,767
  Net transfers..........       (16,075,692)          87,528,713
  Surrenders for benefit
   payments and fees.....       (26,504,799)         (20,331,098)
  Net annuity
   transactions..........            66,746              349,515
                           -------------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (3,918,375)         226,656,897
                           -------------------   ---------------
  Net increase (decrease)
   in net assets.........        (7,796,231)         350,914,409
NET ASSETS:
  Beginning of period....       400,841,689          318,309,457
                           -------------------   ---------------
  End of period..........      $393,045,458      $   669,223,866
                           -------------------   ---------------
                           -------------------   ---------------

SA-18                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                           INTERNATIONAL        SMALL          MIDCAP       SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND       CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT
                           --------------   -------------   ------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 5,711,299    $ (1,090,110)   $   (320,020)      $ 19,946
  Capital gains income...      1,559,601       1,255,431         --             --
  Net realized gain
   (loss) on security
   transactions..........        (62,176)      1,445,433          (3,698)       --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (222,372)      9,623,019       6,597,665        --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      6,986,352      11,233,773       6,273,947         19,946
                           --------------   -------------   ------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............      9,244,144      17,606,410      13,468,482        --
  Net transfers..........      5,996,311      27,369,558      18,368,378        --
  Surrenders for benefit
   payments and fees.....     (3,894,672)     (4,568,343)       (982,314)       (42,255)
  Net annuity
   transactions..........         83,430          98,040         --             --
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     11,429,213      40,505,665      30,854,546        (42,255)
                           --------------   -------------   ------------   ---------------
  Net increase (decrease)
   in net assets.........     18,415,565      51,739,438      37,128,493        (22,309)
NET ASSETS:
  Beginning of period....     57,422,373      71,393,635       9,173,890        509,012
                           --------------   -------------   ------------   ---------------
  End of period..........    $75,837,938    $123,133,073    $ 46,302,383       $486,703
                           --------------   -------------   ------------   ---------------
                           --------------   -------------   ------------   ---------------

  *  From inception, March 2, 1998 to December 31, 1998.

 HARTFORD LIFE INSURANCE COMPANY
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1997

                           INTERNATIONAL        SMALL          MIDCAP        SMITH BARNEY
                           ADVISERS FUND    COMPANY FUND        FUND        CASH PORTFOLIO
                            SUB-ACCOUNT      SUB-ACCOUNT    SUB-ACCOUNT*      SUB-ACCOUNT
                           --------------   -------------   -------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................    $ 1,035,994     $  (457,120)    $   (12,661)       $ 21,390
  Capital gains income...        110,732       3,307,195         --              --
  Net realized gain
   (loss) on security
   transactions..........         13,808         (36,223)         (2,185)        --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        118,913       1,332,603         336,895         --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      1,279,447       4,146,455         322,049          21,390
                           --------------   -------------   -------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............     18,887,741      24,742,079       2,088,623         --
  Net transfers..........      9,531,179      30,544,670       6,774,154         --
  Surrenders for benefit
   payments and fees.....     (2,110,213)     (1,630,264)        (10,936)        (93,309)
  Net annuity
   transactions..........         25,045          44,603         --              --
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     26,333,752      53,701,088       8,851,841         (93,309)
                           --------------   -------------   -------------   ---------------
  Net increase (decrease)
   in net assets.........     27,613,199      57,847,543       9,173,890         (71,919)
NET ASSETS:
  Beginning of period....     29,809,174      13,546,092         --              580,931
                           --------------   -------------   -------------   ---------------
  End of period..........    $57,422,373     $71,393,635     $ 9,173,890        $509,012
                           --------------   -------------   -------------   ---------------
                           --------------   -------------   -------------   ---------------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-19
--------------------------------------------------------------------------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY        MENTOR
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     CAPITAL GROWTH
                              SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT*
                           ------------------   ---------------------   -----------------   ---------------   ---------------
OPERATIONS:
  Net investment income
   (loss)................       $    526               $ 1,465             $    28,796        $   134,592       $   (85,499)
  Capital gains income...         15,116              --                      --                 --                --
  Net realized gain
   (loss) on security
   transactions..........             51              --                         1,013              4,124            (4,500)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         17,076              --                     1,927,801            971,715         1,696,228
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         32,769                 1,465               1,957,610          1,110,431         1,606,229
                                --------               -------          -----------------   ---------------   ---------------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     9,760,778         14,622,450        11,672,774
  Net transfers..........       --                    --                     6,090,057          5,094,816         5,647,677
  Surrenders for benefit
   payments and fees.....         (3,555)               (4,272)               (574,799)          (733,985)         (248,948)
  Net annuity
   transactions..........       --                    --                      --                   25,393          --
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         (3,555)               (4,272)             15,276,036         19,008,674        17,071,503
                                --------               -------          -----------------   ---------------   ---------------
  Net increase (decrease)
   in net assets.........         29,214                (2,807)             17,233,646         20,119,105        18,677,732
NET ASSETS:
  Beginning of period....        170,573                37,164               6,477,420          2,391,916          --
                                --------               -------          -----------------   ---------------   ---------------
  End of period..........       $199,787               $34,357             $23,711,066        $22,511,021       $18,677,732
                                --------               -------          -----------------   ---------------   ---------------
                                --------               -------          -----------------   ---------------   ---------------

                           MENTOR PERPETUAL       MENTOR
                             INTERNATIONAL        GROWTH
                             SUB-ACCOUNT*      SUB-ACCOUNT*
                           -----------------   -------------
OPERATIONS:
  Net investment income
   (loss)................     $   (51,799)      $   (44,785)
  Capital gains income...        --                 --
  Net realized gain
   (loss) on security
   transactions..........           1,684            (1,365)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         601,328           610,042
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         551,213           563,892
                           -----------------   -------------
UNIT TRANSACTIONS:
  Purchases..............       6,236,230         6,771,031
  Net transfers..........       4,185,922         3,215,967
  Surrenders for benefit
   payments and fees.....        (161,010)          (80,660)
  Net annuity
   transactions..........        --                 --
                           -----------------   -------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      10,261,142         9,906,338
                           -----------------   -------------
  Net increase (decrease)
   in net assets.........      10,812,355        10,470,230
NET ASSETS:
  Beginning of period....        --                 --
                           -----------------   -------------
  End of period..........     $10,812,355       $10,470,230
                           -----------------   -------------
                           -----------------   -------------

                              SMITH BARNEY          SMITH BARNEY          BB&T GROWTH &     AMSOUTH EQUITY     U.S. GOVERNMENT
                           APPRECIATION FUND    GOVERNMENT PORTFOLIO       INCOME FUND        INCOME FUND     MONEY MARKET FUND
                              SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT**     SUB-ACCOUNT***       SUB-ACCOUNT
                           ------------------   ---------------------   -----------------   ---------------   ------------------
OPERATIONS:
  Net investment income
   (loss)................       $    687               $ 1,594             $    22,704        $     1,732          $   2,019
  Capital gains income...         22,341              --                           662           --                 --
  Net realized gain
   (loss) on security
   transactions..........          6,810              --                      --                 --                 --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................          8,816              --                       409,485             32,195           --
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         38,654                 1,594                 432,851             33,927              2,019
                                --------               -------          -----------------   ---------------       ----------
UNIT TRANSACTIONS:
  Purchases..............       --                    --                     5,104,417          2,100,608           --
  Net transfers..........       --                    --                     1,006,220            259,438            (88,379)
  Surrenders for benefit
   payments and fees.....        (40,942)               (4,272)                (66,068)            (2,057)            (9,133)
  Net annuity
   transactions..........       --                    --                      --                 --                  (21,870)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        (40,942)               (4,272)              6,044,569          2,357,989           (119,382)
                                --------               -------          -----------------   ---------------       ----------
  Net increase (decrease)
   in net assets.........         (2,288)               (2,678)              6,477,420          2,391,916           (117,363)
NET ASSETS:
  Beginning of period....        172,861                39,842                --                 --                  117,363
                                --------               -------          -----------------   ---------------       ----------
  End of period..........       $170,573               $37,164             $ 6,477,420        $ 2,391,916          $--
                                --------               -------          -----------------   ---------------       ----------
                                --------               -------          -----------------   ---------------       ----------

  *  From inception, July 15, 1997 to December 31, 1997.
 **  From inception, June 3, 1997 to December 31, 1997.
***  From inception, October 23, 1997 to December 31, 1997.

SA-20                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
 FOR THE YEAR ENDED DECEMBER 31, 1998

                             GROWTH AND
                            INCOME FUND
                           SUB-ACCOUNT**
                           --------------
OPERATIONS:
  Net investment income
   (loss)................    $    5,967
  Capital gains income...       --
  Net realized gain
   (loss) on security
   transactions..........        (2,267)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       740,175
                           --------------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       743,875
                           --------------
UNIT TRANSACTIONS:
  Purchases..............     1,325,581
  Net transfers..........     4,236,085
  Surrenders for benefit
   payments and fees.....       (56,204)
  Net annuity
   transactions..........       --
                           --------------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     5,505,462
                           --------------
  Net increase (decrease)
   in net assets.........     6,249,337
NET ASSETS:
  Beginning of period....       --
                           --------------
  End of period..........    $6,249,337
                           --------------
                           --------------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY                                            SA-21
--------------------------------------------------------------------------------

                                HIGH             GLOBAL        MITCHELL HUTCHINS GROWTH    MITCHELL HUTCHINS STRATEGIC
                             YIELD FUND       LEADERS FUND       AND INCOME PORTFOLIO            INCOME PORTFOLIO
                           SUB-ACCOUNT***    SUB-ACCOUNT***         SUB-ACCOUNT****              SUB-ACCOUNT****
                           ---------------   ---------------   -------------------------   ----------------------------
OPERATIONS:
  Net investment income
   (loss)................     $   32,022         $    472               $    38                       $  111
  Capital gains income...       --                 16,340                   702                            6
  Net realized gain
   (loss) on security
   transactions..........           (287)           1,084             --                          --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................         (9,874)          10,436                   (20)                        (145)
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from
   operations............         21,861           28,332                   720                          (28)
                           ---------------   ---------------            -------                       ------
UNIT TRANSACTIONS:
  Purchases..............        226,463          114,768                10,000                       10,000
  Net transfers..........      1,697,571          456,296             --                          --
  Surrenders for benefit
   payments and fees.....         (2,348)            (286)                   (1)                          (1)
  Net annuity
   transactions..........       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      1,921,686          570,778                 9,999                        9,999
                           ---------------   ---------------            -------                       ------
  Net increase (decrease)
   in net assets.........      1,943,547          599,110                10,719                        9,971
NET ASSETS:
  Beginning of period....       --                --                  --                          --
                           ---------------   ---------------            -------                       ------
  End of period..........     $1,943,547         $599,110               $10,719                       $9,971
                           ---------------   ---------------            -------                       ------
                           ---------------   ---------------            -------                       ------

                           MITCHELL HUTCHINS TACTICAL
                              ALLOCATION PORTFOLIO
                                 SUB-ACCOUNT****
                           ---------------------------
OPERATIONS:
  Net investment income
   (loss)................            $     7
  Capital gains income...                 56
  Net realized gain
   (loss) on security
   transactions..........         --
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................                507
                                     -------
  Net increase (decrease)
   in net assets
   resulting from
   operations............                570
                                     -------
UNIT TRANSACTIONS:
  Purchases..............             10,000
  Net transfers..........         --
  Surrenders for benefit
   payments and fees.....                  1
  Net annuity
   transactions..........         --
                                     -------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........             10,001
                                     -------
  Net increase (decrease)
   in net assets.........             10,571
NET ASSETS:
  Beginning of period....         --
                                     -------
  End of period..........            $10,571
                                     -------
                                     -------

 **  From inception, June 1, 1998 to December 31, 1998.
***  From inception, September 30, 1998 to December 31, 1998.
**** From inception, December 16, 1998 to December 31, 1998.

SA-22                                            HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------
 SEPARATE ACCOUNT TWO
--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS
 DECEMBER 31, 1998

 1.  ORGANIZATION:

    Separate Account Two (the Account) is a separate investment account within Hartford Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable annuity contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

 2.  SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

   a) SECURITY TRANSACTIONS--Security transactions are recorded on the trade date (date the order to buy or sell is executed). Cost of investments sold is determined on the basis of identified cost. Dividend and capital gains income are accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

   b) SECURITY VALUATION--The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1998.

   c) FEDERAL INCOME TAXES--The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

   d) USE OF ESTIMATES--The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Operating results in the future could vary from the amounts derived from management's estimates.

 3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:
    Deduction and Charges -- Certain amounts are deducted from the Contracts, as described below:

   a) MORTALITY AND EXPENSE RISK CHARGES--The Company will make deductions at a maximum annual rate of 1.50% of the Contract's value for the mortality and expense risks which the Company undertakes.

   b) TAX EXPENSE CHARGE--If applicable, the Company will make deductions at a maximum rate of 4.0% of the Contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the Contract's value may be assessed to partial withdrawals or surrenders. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

   c) ANNUAL MAINTENANCE FEE--An annual maintenance fee in the amount of $30 may be deducted from the Contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

 4.  HARTFORD U.S. GOVERNMENT MONEY MARKET FUND:

    On June 27, 1997, the Hartford U.S. Government Money Market Fund was merged with the HVA Money Market Fund. Accordingly, all contractholder account values held in the Hartford U.S. Government Money Market Fund were exchanged for equivalent account values of HVA Money Market Fund on June 27, 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-1
--------------------------------------------------------------------------------

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life Insurance Company:

We have audited the accompanying Consolidated Balance Sheets of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the related Consolidated Statements of Income, Changes in Stockholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1998. These Consolidated Financial Statements and the schedules referred to below are the responsibility of Hartford Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the Consolidated Financial Statements referred to above present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998 in conformity with generally accepted accounting principles.

Our audits were made for the purpose of forming an opinion on the basic financial statements taken as a whole. The schedules listed in the Index to Consolidated Financial Statements and Schedules are presented for the purpose of complying with the Securities and Exchange Commission's rules and are not part of the basic financial statements. These schedules have been subjected to the auditing procedures applied in the audits of the basic financial statements and, in our opinion, fairly state in all material respects the financial data required to be set forth therein in relation to the basic financial statements taken as a whole.

                                         ARTHUR ANDERSEN LLP

Hartford, Connecticut
January 26, 1999

F-2                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                       CONSOLIDATED STATEMENTS OF INCOME

                                                        FOR THE YEARS ENDED
                                                            DECEMBER 31,
                                                      ------------------------
                                                       1998     1997     1996
                                                      ------   ------   ------
                                                           (IN MILLIONS)
 Revenues
   Premiums and other considerations...............   $2,218   $1,637   $1,705
   Net investment income...........................    1,759    1,368    1,397
   Net realized capital (losses) gains.............       (2)       4     (213)
                                                      ------   ------   ------
     Total revenues................................    3,975    3,009    2,889
                                                      ------   ------   ------
 Benefits, claims and expenses
   Benefits, claims and claim adjustment
    expenses.......................................    1,911    1,379    1,535
   Amortization of deferred policy acquisition
    costs..........................................      431      335      234
   Dividends to policyholders......................      329      240      635
   Other expenses..................................      766      586      427
                                                      ------   ------   ------
     Total benefits, claims and expenses...........    3,437    2,540    2,831
                                                      ------   ------   ------
   Income before income tax expense................      538      469       58
   Income tax expense..............................      188      167       20
                                                      ------   ------   ------
 Net income........................................   $  350   $  302   $   38
                                                      ------   ------   ------
                                                      ------   ------   ------

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-3
--------------------------------------------------------------------------------

                          CONSOLIDATED BALANCE SHEETS

                                                       AS OF DECEMBER
                                                             31,
                                                      -----------------
                                                       1998      1997
                                                      -------   -------
                                                        (IN MILLIONS,
                                                      EXCEPT FOR SHARE
                                                            DATA)
 Assets
   Investments
   Fixed maturities, available for sale, at fair
    value (amortized cost of $14,505 and
    $13,885).......................................   $14,818   $14,176
   Equity securities, at fair value................        31       180
   Policy loans, at outstanding balance............     6,684     3,756
   Other investments, at cost......................       264        47
                                                      -------   -------
     Total investments.............................    21,797    18,159
   Cash............................................        17        54
   Premiums receivable and agents' balances........        17        18
   Reinsurance recoverables........................     1,257     6,114
   Deferred policy acquisition costs...............     3,754     3,315
   Deferred income tax.............................       464       348
   Other assets....................................       695       682
   Separate account assets.........................    90,262    69,055
                                                      -------   -------
     Total assets..................................   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

 Liabilities
   Future policy benefits..........................   $ 3,595   $ 3,059
   Other policyholder funds........................    19,615    21,034
   Other liabilities...............................     2,094     2,254
   Separate account liabilities....................    90,262    69,055
                                                      -------   -------
     Total liabilities.............................   115,566    95,402
                                                      -------   -------

 Stockholder's Equity
   Common stock -- 1,000 shares authorized, issued
    and outstanding, par value $5,690..............         6         6
   Capital surplus.................................     1,045     1,045
   Accumulated other comprehensive income
     Net unrealized capital gains on securities,
      net of tax...................................       184       179
                                                      -------   -------
     Total accumulated other comprehensive
      income.......................................       184       179
                                                      -------   -------
   Retained earnings...............................     1,462     1,113
                                                      -------   -------
     Total stockholder's equity....................     2,697     2,343
                                                      -------   -------
   Total liabilities and stockholder's equity......   $118,263  $97,745
                                                      -------   -------
                                                      -------   -------

                See Notes to Consolidated Financial Statements.

F-4                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

           CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY

                                                                      ACCUMULATED
                                                                         OTHER
                                                                     COMPREHENSIVE
                                                                        INCOME
                                                                    ---------------
                                                                    NET UNREALIZED
                                                                     CAPITAL GAINS
                                                                      (LOSSES) ON                       TOTAL
                                           COMMON     CAPITAL         SECURITIES,      RETAINED     STOCKHOLDER'S
                                           STOCK      SURPLUS         NET OF TAX       EARNINGS        EQUITY
                                           ------  --------------   ---------------   -----------   -------------
                                                                       (IN MILLIONS)
 1998
 Balance, December 31, 1997..............    $6        $    1,045        $179           $1,113         $2,343
 Comprehensive income
   Net income............................    --                --          --              350            350
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --           5               --              5
                                                                                                       ------
 Total other comprehensive income........                                                                   5
                                                                                                       ------
   Total comprehensive income                                                                             355
                                                                                                       ------
 Dividends...............................    --                --          --               (1)            (1)
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1998..........    $6        $    1,045        $184           $1,462         $2,697
                                             --
                                                           ------       -----         -----------      ------
 1997
 Balance, December 31, 1996..............    $6        $    1,045        $ 30           $  811         $1,892
 Comprehensive income
   Net income............................    --                --          --              302            302
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --         149               --            149
                                                                                                       ------
 Total other comprehensive income........                                                                 149
                                                                                                       ------
   Total comprehensive income                                                                             451
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1997..........    $6        $    1,045        $179           $1,113         $2,343
                                             --
                                                           ------       -----         -----------      ------
 1996
 Balance, December 31, 1995..............    $6        $    1,007        $(57)          $  773         $1,729
 Comprehensive income
   Net income............................    --                --          --               38             38
                                                                                                       ------
 Other comprehensive income, net of tax
  (1):
   Changes in net unrealized capital
    gains on securities (2)..............    --                --          87               --             87
                                                                                                       ------
 Total other comprehensive income........                                                                  87
                                                                                                       ------
   Total comprehensive income............                                                                 125
                                                                                                       ------
 Capital contribution....................    --                38          --               --             38
                                             --
                                                           ------       -----         -----------      ------
     Balance, December 31, 1996..........    $6        $    1,045        $ 30           $  811         $1,892
                                             --
                                             --
                                                           ------       -----         -----------      ------
                                                           ------       -----         -----------      ------

---------

    (1) Net unrealized capital gain on securities is reflected net of tax of $3, $80 and $47, as of December 31, 1998, 1997 and 1996, respectively.

    (2) There was no reclassification adjustment for after-tax gains (losses) realized in net income for the years ended December 31, 1998 and 1997. December 31, 1996 is net of a $142 reclassification adjustment for after-tax losses realized in net income.

                See Notes to Consolidated Financial Statements.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-5
--------------------------------------------------------------------------------

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                           FOR THE YEARS ENDED DECEMBER
                                                       31,
                                          ------------------------------
                                            1998       1997       1996
                                          --------   --------   --------
                                                  (IN MILLIONS)
Operating Activities
  Net income............................  $    350   $    302   $     38
  Adjustments to reconcile net income to
   net cash provided by operating
   activities
  Depreciation and amortization.........       (23)         8         14
  Net realized capital losses (gains)...         2         (4)       213
  Decrease in premiums receivable and
   agents' balances.....................         1        119         10
  (Decrease) increase in other
   liabilities..........................       (79)       223        577
  Change in receivables, payables, and
   accruals.............................        83        107        (22)
  Increase (decrease) in accrued
   taxes................................        60        126        (91)
  (Increase) decrease in deferred income
   taxes................................      (118)        40       (102)
  Increase in deferred policy
   acquisition costs....................      (439)      (555)      (572)
  Increase in future policy benefits....       536        585        101
  (Increase) decrease in reinsurance
   recoverables and other related
   assets...............................        (2)        21       (146)
                                          --------   --------   --------
    Net cash provided by operating
     activities.........................       371        972         20
                                          --------   --------   --------
Investing Activities
  Purchases of investments..............    (6,061)    (6,869)    (5,854)
  Sales of investments..................     4,901      4,256      3,543
  Maturity of investments...............     1,761      2,329      2,693
                                          --------   --------   --------
    Net cash provided by (used for)
     investing activities...............       601       (284)       382
                                          --------   --------   --------
Financing Activities
  Capital contribution..................        --         --         38
  Net disbursements for investment and
   universal life-type contracts charged
   against policyholder accounts........    (1,009)      (677)      (443)
                                          --------   --------   --------
    Net cash used for financing
     activities.........................    (1,009)      (677)      (405)
                                          --------   --------   --------
  Net (decrease) increase in cash.......       (37)        11         (3)
  Cash -- beginning of year.............        54         43         46
                                          --------   --------   --------
  Cash -- end of year...................  $     17   $     54   $     43
                                          --------   --------   --------
                                          --------   --------   --------
Supplemental Disclosure of Cash Flow
 Information:
  Net Cash Paid During the Year for:
  Income taxes..........................  $    263   $      9   $    189

Noncash Investing Activities:
  Due to the recapture of an in force block of business previously ceded to MBL Life Assurance Co. of New Jersey, reinsurance recoverables of
   $4,546 were exchanged for the fair value of assets comprised of $4,354 in policy loans and $192 in other assets.

                See Notes to Consolidated Financial Statements.

F-6                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
   (DOLLAR AMOUNTS IN MILLIONS EXCEPT PER SHARE DATA UNLESS OTHERWISE STATED)

 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

    These Consolidated Financial Statements include Hartford Life Insurance Company and its wholly-owned subsidiaries ("Hartford Life Insurance Company" or the "Company"), Hartford Life and Annuity Insurance Company (ILA) and Hartford International Life Reassurance Corporation (HLRe), formerly American Skandia Life Reinsurance Corporation. The Company is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company (HLA), a wholly-owned subsidiary of Hartford Life, Inc. (Hartford Life). Hartford Life is a direct subsidiary of Hartford Accident and Indemnity Company (HA&I), an indirect subsidiary of The Hartford Financial Services Group, Inc. (The Hartford). Pursuant to an initial public offering (the "IPO") on May 22, 1997, Hartford Life sold 26 million shares of Class A Common Stock at $28.25 per share and received proceeds, net of offering expenses, of $687. Of the proceeds, $527 was used to retire debt related to Hartford Life's outstanding promissory notes and line of credit with the remaining $160 contributed by Hartford Life to HLA to support growth in its core businesses. Hartford Life became a publicly traded company upon the sale of 26 million shares representing approximately 18.6% of the equity ownership in Hartford Life. On December 19, 1995, ITT Industries, Inc. (formerly ITT Corporation) (ITT) distributed all the outstanding shares of capital stock of The Hartford to ITT stockholders of record on such date. As a result, The Hartford became an independent, publicly traded company.

    Along with its parent, HLA, the Company is a leading financial services and insurance company which provides (a) investment products such as individual variable annuities and fixed market value adjusted annuities, deferred compensation and retirement plan services and mutual funds for savings and retirement needs; (b) life insurance for income protection and estate planning; and (c) employee benefits products such as group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA, and (d) corporate owned life insurance.

 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

(A) BASIS OF PRESENTATION

    These Consolidated Financial Statements present the financial position, results of operations and cash flows of the Company. All material intercompany transactions and balances between the Company, its subsidiaries and affiliates have been eliminated. The Consolidated Financial Statements are prepared on the basis of generally accepted accounting principles which differ materially from the statutory accounting practices prescribed by various insurance regulatory authorities.

    The preparation of financial statements, in conformity with generally accepted accounting principles, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The most significant estimates include those used in determining deferred policy acquisition costs and the liability for future policy benefits and other policyholder funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

    Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

(B) CHANGES IN ACCOUNTING PRINCIPLES

    In November 1998, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 98-15, "Structured Notes Acquired for a Specific Investment Strategy". This EITF issue requires companies to account for structured notes acquired for a specific investment strategy, as a unit. Affected companies that entered into these notes prior to September 25, 1998 are required to either restate prior period financial statements to conform with the prescribed unit accounting model or disclose the related impact on earnings for all periods presented and cumulatively over the life of the instruments had the registrant accounted for the structure as a unit. Based upon recently prescribed current generally accepted accounting principles for such types of transactions entered into after September 24, 1998, there was no additional earnings impact to the Company related to combined structured note transactions. As of December 31, 1998, the Company does not hold any combined structured notes.

    In June 1998, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 133, "Accounting for Derivative Instruments and Hedging Activities". The new standard establishes accounting and reporting guidance for derivative instruments, including certain derivative instruments embedded in other contracts. The standard requires, among other things, that all derivatives be carried on the balance sheet at fair value. The standard also specifies hedge accounting criteria under which a derivative can qualify for special accounting. In order to receive special accounting, the derivative instrument must qualify as either

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-7
--------------------------------------------------------------------------------

a hedge of the fair value or the variability of the cash flow of a qualified asset or liability. Special accounting for qualifying hedges provides for matching the timing of gain or loss recognition on the hedging instrument with the recognition of the corresponding changes in value of the hedged item. SFAS No. 133 will be effective for fiscal years beginning after June 15, 1999. Initial application for Hartford Life Insurance Company will begin for the first quarter of the year 2000. While Hartford Life Insurance Company is currently in the process of quantifying the impact of SFAS No. 133, the Company is reviewing its derivative holdings in order to take actions needed to minimize potential volatility, while at the same time maintaining the economic protection needed to support the goals of its business.

    In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) No. 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use". The SOP provides guidance on accounting for the costs of internal use software and in determining whether the software is for internal use. The SOP defines internal use software as software that is acquired, internally developed, or modified solely to meet internal needs and identifies stages of software development and accounting for the related costs incurred during the stages. This statement is effective for fiscal years beginning after December 15, 1998 and is not expected to have a material impact on the Company's financial condition or results of operations.

    Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income", which establishes standards for reporting and display of comprehensive income and its components in a full set of general purpose financial statements. The objective of this statement is to report a measure of all changes in equity of an enterprise that result from transactions and other economic events of the period other than transactions with owners. Comprehensive income is the total of net income and all other nonowner changes in equity. Accordingly, the Company has reported comprehensive income in the Consolidated Statements of Changes in Stockholder's Equity.

    In December 1997, the AICPA issued SOP No. 97-3 "Accounting by Insurance and Other Enterprises for Insurance Related Assessments". This SOP provides guidance on accounting by insurance and other enterprises for assessments related to insurance activities. Specifically, the SOP provides guidance on when a guaranty fund or other assessment should be recognized, how to measure the liability, and what information should be disclosed. This SOP will be effective for fiscal years beginning after December 15, 1998. Adoption of SOP 97-3 is not expected to have a material impact on the Company's financial condition or results of operations.

    In June 1997, the FASB issued SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information". The new standard requires public business enterprises to disclose certain financial and descriptive information about reportable operating segments in annual financial statements and in condensed financial statements of interim periods. Operating segments are components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision maker in deciding how to allocate resources and assessing performance. SFAS No. 131 also establishes standards for related disclosures about products and services, geographic areas and major customers. The Company adopted SFAS No. 131 in 1998. For additional information, see Note 13.

    On November 14, 1996, the EITF reached a consensus on Issue No. 96-12, "Recognition of Interest Income and Balance Sheet Classification of Structured Notes". This EITF issue requires companies to record income on certain structured securities on a retrospective interest method. The Company adopted EITF No. 96-12 for structured securities acquired after November 14, 1996. Adoption of EITF No. 96-12 did not have a material effect on the Company's financial condition or results of operations.

    In June 1996, the FASB issued SFAS No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities" which is effective for transfers and servicing of financial assets and extinguishments of liabilities occurring after December 31, 1996. This statement established criteria for determining whether transferred assets should be accounted for as sales or secured borrowings. Adoption of SFAS No. 125 did not have a material effect on the Company's financial condition or results of operations.

    Effective January 1, 1996, Hartford Life Insurance Company adopted SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of ". This statement establishes accounting standards for the impairment of long-lived assets, certain identifiable intangibles and goodwill related to those assets to be held and used and for long-lived assets and certain identifiable intangibles to be disposed. Adoption of SFAS No. 121 did not have a material effect on the Company's financial condition or results of operations.

    The Company's cash flows were not impacted by these changes in accounting principles.

(C) REVENUE RECOGNITION

    Revenues for investment products and universal life-type policies consist of policy charges for policy administration, cost of insurance and surrender charges assessed to policy account balances and are recognized in the period in which services are provided. Premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders.

F-8                             HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(D) FUTURE POLICY BENEFITS AND OTHER POLICYHOLDER FUNDS

    Liabilities for future policy benefits are computed by the net level premium method using interest rate assumptions varying from 3% to 11% and withdrawal and mortality assumptions appropriate at the time the policies were issued. Liabilities for universal life-type and investment contracts are stated at policyholder account values before surrender charges.

(E) INVESTMENTS

    Hartford Life Insurance Company's investments in fixed maturities include bonds and commercial paper which are considered "available for sale" and accordingly are carried at fair value with the after-tax difference from cost reflected as a component of stockholder's equity designated "net unrealized capital gains on securities, net of tax". Equity securities, which include common and non-redeemable preferred stocks, are carried at fair values with the after-tax difference from cost reflected in stockholder's equity. Policy loans are carried at outstanding balance which approximates fair value. Realized capital gains and losses on security transactions associated with the Company's immediate participation guaranteed contracts are excluded from revenues and deferred over the expected maturity of the securities, since under the terms of the contracts the realized gains and losses will be credited to policyholders in future years as they are entitled to receive them. Net realized capital gains and losses, excluding those related to immediate participation guaranteed contracts, are reported as a component of revenue and are determined on a specific identification basis.

    The Company's accounting policy for impairment requires recognition of an other than temporary impairment charge on a security if it is determined that the Company is unable to recover all amounts due under the contractual obligations of the security. In addition, for securities expected to be sold, an other than temporary impairment charge is recognized if the Company does not expect the fair value of a security to recover to cost or amortized cost prior to the expected date of sale. Once an impairment charge has been recorded, the Company then continues to review the other than temporarily impaired securities for additional impairment, if necessary.

(F) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company uses a variety of derivative instruments including swaps, caps, floors, forwards and exchange traded financial futures and options as part of an overall risk management strategy. These instruments are used as a means of hedging exposure to price, foreign currency and/or interest rate risk on planned investment purchases or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes. Hartford Life Insurance Company's accounting for derivative instruments used to manage risk is in accordance with the concepts established in SFAS No. 80, "Accounting for Futures Contracts", SFAS No. 52, "Foreign Currency Translation", AICPA SOP 86-2, "Accounting for Options" and various EITF pronouncements. Written options are used, in all cases in conjunction with other assets and derivatives, as part of the Company's asset and liability management strategy. Derivative instruments are carried at values consistent with the asset or liability being hedged. Derivative instruments used to hedge fixed maturities or equity securities are carried at fair value with the after-tax difference from cost reflected in Stockholder's Equity. Derivative instruments used to hedge other invested assets or liabilities are carried at cost. For a discussion of SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" issued in June 1998, see (b) Changes in Accounting Principles.

    Derivative instruments must be designated at inception as a hedge and measured for effectiveness both at inception and on an ongoing basis. Hartford Life Insurance Company's correlation threshold for hedge designation is 80% to 120%. If correlation, which is assessed monthly and measured based on a rolling three month average, falls outside the 80% to 120% range, hedge accounting will be terminated. Derivative instruments used to create a synthetic asset must meet synthetic accounting criteria including designation at inception and consistency of terms between the synthetic and the instrument being replicated. Consistent with industry practice, synthetic instruments are accounted for like the financial instrument it is intended to replicate. Derivative instruments which fail to meet risk management criteria, subsequent to acquisition, are marked to market with the impact reflected in the Consolidated Statements of Income.

    Gains or losses on financial futures contracts entered into in anticipation of the investment of future receipt of product cash flows are deferred and, at the time of the ultimate investment purchase, reflected as an adjustment to the cost basis of the purchased asset. Gains or losses on futures used in invested asset risk management are deferred and adjusted into the cost basis of the hedged asset when the contract futures are closed, except for futures used in duration hedging which are deferred and basis adjusted on a quarterly basis. The basis adjustments are amortized into net investment income over the remaining asset life.

    Open forward commitment contracts are marked to market through stockholder's equity. Such contracts are accounted for at settlement by recording the purchase of the specified securities at the previously committed price. Gains or losses resulting from the termination of forward commitment contracts before the delivery of the securities are recognized immediately in the Consolidated Statements of Income as a component of net investment income.

    The cost of options entered into as part of a risk management strategy are basis adjusted to the underlying asset or liability and amortized over the remaining life of the

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                             F-9
--------------------------------------------------------------------------------

option. Gains or losses on expiration or termination are adjusted into the basis of the underlying asset or liability and amortized over the remaining asset life.

    Interest rate swaps involve the periodic exchange of payments without the exchange of underlying principal or notional amounts. Net receipts or payments are accrued and recognized over the life of the swap agreement as an adjustment to investment income. Should the swap be terminated, the gain or loss is adjusted into the basis of the asset or liability and amortized over the remaining life. Should the hedged asset be sold or liability terminated without terminating the swap position, any swap gains or losses are immediately recognized in net investment income. Interest rate swaps purchased in anticipation of an asset purchase (anticipatory transaction) are recognized consistent with the underlying asset components such that the settlement component is recognized in the Consolidated Statements of Income while the change in market value is recognized as an unrealized capital gain or loss.
    Premiums paid on purchased floor or cap agreements and the premium received on issued cap or floor agreements (used for risk management) are adjusted into the basis of the applicable asset and amortized over the asset life. Gains or losses on termination of such positions are adjusted into the basis of the asset or liability and amortized over the remaining asset life. Net payments are recognized as an adjustment to income or basis adjusted and amortized depending on the specific hedge strategy.

    Forward exchange contracts and foreign currency swaps are accounted for in accordance with SFAS No. 52. Changes in the spot rate of instruments designated as hedges of the net investment in a foreign subsidiary are reflected in the cumulative translation adjustments component of stockholder's equity. Cash flows from futures, options, and swaps, accounted for as hedges, are included with the cash flows of the item being hedged.

(G) SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintains separate account assets and liabilities which are reported at fair value. Separate account assets are segregated from other investments. Separate accounts reflect two categories of risk assumption: non-guaranteed separate accounts, wherein the policyholder assumes the investment risk and rewards, and guaranteed separate account assets, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.
(H) DEFERRED POLICY ACQUISITION COSTS

    Policy acquisition costs, which include commissions and certain underwriting expenses associated with acquiring business, are deferred and amortized over the estimated lives of the contracts, usually 20 years. Generally, acquisition costs are deferred and amortized using the retrospective deposit method. Under the retrospective deposit method, acquisition costs are amortized in proportion to the present value of expected gross profits from surrender charges, investment charges, mortality and expense margins. Actual gross profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management periodically updates these estimates, when appropriate, and evaluates the recoverability of the deferred acquisition cost asset. When appropriate, management revises its assumptions on the estimated gross profits of these contracts and the cumulative amortization for the books of business are re-estimated and adjusted by a cumulative charge or credit to income.

    Acquisition costs and their related deferral are included in the Company's other expenses as follows:

                                         1998       1997       1996
                                       ---------  ---------  ---------
Commissions..........................  $   1,069  $     976  $     848
Deferred acquisition costs...........       (891)      (862)      (823)
Other................................        588        472        402
                                       ---------  ---------  ---------
    Total other expenses.............  $     766  $     586  $     427
                                       ---------  ---------  ---------
                                       ---------  ---------  ---------

(I) DIVIDENDS TO POLICYHOLDERS

    Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in the earnings on that participating block of business. The participating insurance in force accounted for 71%, 55% and 44% in 1998, 1997 and 1996, respectively, of total insurance in force.

 3. INVESTMENTS AND DERIVATIVE INSTRUMENTS

(A) COMPONENTS OF NET INVESTMENT INCOME

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Interest income from fixed
 maturities.........................  $     952  $     932  $     918
Interest income from policy loans...        789        425        477
Income from other investments.......         32         26         15
                                      ---------  ---------  ---------
Gross investment income.............      1,773      1,383      1,410
Less: Investment expenses...........         14         15         13
                                      ---------  ---------  ---------
Net investment income...............  $   1,759  $   1,368  $   1,397
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

(B) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                           FOR THE YEARS ENDED DECEMBER 31,
                                           ---------------------------------
                                             1998        1997        1996
                                           ---------     -----     ---------
Fixed maturities.........................  $     (28)  $      (7)  $    (201)
Equity securities........................         21          12           2
Real estate and other....................          5          (1)         (4)
Less: Decrease in liability to
 policyholders for realized capital
 gains...................................         --          --         (10)
                                           ---------         ---   ---------
Net realized capital (losses) gains......  $      (2)  $       4   $    (213)
                                           ---------         ---   ---------
                                           ---------         ---   ---------

F-10                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

(C) NET UNREALIZED CAPITAL (LOSSES) GAINS ON EQUITY SECURITIES

                                                FOR THE YEARS ENDED DECEMBER 31,
                                              -------------------------------------
                                                 1998         1997         1996
                                                 -----        -----        -----
Gross unrealized capital gains..............   $       2    $      14    $      13
Gross unrealized capital losses.............          (1)          --           (1)
                                                     ---          ---          ---
Net unrealized capital gains................           1           14           12
Deferred income tax expense.................          --            5            4
                                                     ---          ---          ---
Net unrealized capital gains, net of tax....           1            9            8
Balance -- beginning of year................           9            8            1
                                                     ---          ---          ---
Net change in unrealized capital gains on
 equity securities..........................   $      (8)   $       1    $       7
                                                     ---          ---          ---
                                                     ---          ---          ---

(D) NET UNREALIZED CAPITAL GAINS (LOSSES) ON FIXED MATURITIES

                                           FOR THE YEARS ENDED DECEMBER
                                                        31,
                                          -------------------------------
                                            1998       1997       1996
                                          ---------  ---------  ---------
Gross unrealized capital gains..........  $     421  $     371  $     386
Gross unrealized capital losses.........       (108)       (80)      (341)
Unrealized capital gains credited to
 policyholders..........................        (32)       (30)       (11)
                                          ---------  ---------  ---------
Net unrealized capital gains............        281        261         34
Deferred income tax expense.............         98         91         12
                                          ---------  ---------  ---------
Net unrealized capital gains, net of
 tax....................................        183        170         22
Balance -- beginning of year............        170         22        (58)
                                          ---------  ---------  ---------
Net change in unrealized capital gains
 (losses) on fixed maturities...........  $      13  $     148  $      80
                                          ---------  ---------  ---------
                                          ---------  ---------  ---------

(E) FIXED MATURITY INVESTMENTS

                                                                                 AS OF DECEMBER 31, 1998
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   121       $  2          $ --         $   123
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,001         23            (8)          1,016
States, municipalities and political subdivisions................        165          8            --             173
International governments........................................        393         26            (7)            412
Public utilities.................................................        844         33            (3)            874
All other corporate including international......................      5,469        260           (42)          5,687
All other corporate -- asset backed..............................      4,155         58           (42)          4,171
Short-term investments...........................................      1,847         --            --           1,847
Certificates of deposit..........................................        510         11            (6)            515
                                                                   ----------     -----       -----------   ----------
    Total fixed maturities.......................................    $14,505       $421          $(108)       $14,818
                                                                   ----------     -----       -----------   ----------
                                                                   ----------     -----       -----------   ----------

                                                                                 AS OF DECEMBER 31, 1997
                                                                   ---------------------------------------------------
                                                                                   GROSS         GROSS
                                                                   AMORTIZED    UNREALIZED    UNREALIZED
                                                                      COST         GAINS        LOSSES      FAIR VALUE
                                                                   ----------   -----------   -----------   ----------
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored)......................................    $   217       $  3          $ (1)        $   219
U. S. Government and Government agencies and authorities
 (guaranteed and sponsored) -- asset backed......................      1,175         64           (35)          1,204
States, municipalities and political subdivisions................        211          7            (1)            217
International governments........................................        376         20            (3)            393
Public utilities.................................................        871         26            (3)            894
All other corporate including international......................      5,033        200           (25)          5,208
All other corporate -- asset backed..............................      4,091         41            (8)          4,124
Short-term investments...........................................      1,318         --            --           1,318
Certificates of deposit..........................................        593         10            (4)            599
                                                                   ----------     -----         -----       ----------
    Total fixed maturities.......................................    $13,885       $371          $(80)        $14,176
                                                                   ----------     -----         -----       ----------
                                                                   ----------     -----         -----       ----------

    The amortized cost and estimated fair value of fixed maturity investments as of December 31, 1998 by estimated maturity year are shown below. Expected maturities differ from contractual maturities due to call or prepayment provisions. Asset backed securities, including mortgage backed securities and collateralized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-11
--------------------------------------------------------------------------------

consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral and can be expected to vary from actual experience.

                                    MATURITY

                                            AMORTIZED
                                              COST      FAIR VALUE
                                           -----------  -----------
One year or less.........................   $   3,047    $   3,116
Over one year through five years.........       4,796        4,843
Over five years through ten years........       3,242        3,318
Over ten years...........................       3,420        3,541
                                           -----------  -----------
    Total................................   $  14,505    $  14,818
                                           -----------  -----------
                                           -----------  -----------

    Sales of fixed maturities, excluding short-term fixed maturities, for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $3.2 billion, $4.2 billion and $3.5 billion, gross realized capital gains of $103, $169 and $87, gross realized capital losses (including writedowns) of $131, $176 and $298, respectively. In 1996, gross realized capital losses includes an other than temporary impairment of $137 related to the Company's block of guaranteed investment contract business written prior to 1995 which could not recover to amortized cost prior to sale. Sales of equity security investments for the years ended December 31, 1998, 1997 and 1996 resulted in proceeds of $35, $132 and $74 and gross realized capital gains of $21, $12 and $2, respectively, and no gross realized capital losses for all periods.

(F) CONCENTRATION OF CREDIT RISK

    The Company is not exposed to any significant concentration of credit risk in fixed maturities of a single issuer greater than 10% of stockholder's equity.

(G) DERIVATIVE INSTRUMENTS

    Hartford Life Insurance Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards and exchange traded futures and options, in accordance with Company policy and in order to achieve one of three Company approved objectives: to hedge risk arising from interest rate, price or currency exchange rate volatility; to manage liquidity; or, to control transactions costs. The Company utilizes derivative instruments to manage market risk through four principal risk management strategies: hedging anticipated transactions, hedging liability instruments, hedging invested assets and hedging portfolios of assets and/or liabilities. The Company does not trade in these instruments for the express purpose of earning trading profits.

    Hartford Life Insurance Company maintains a derivatives counterparty exposure policy which establishes market-based credit limits, favors long-term financial stability and creditworthiness, and typically requires credit enhancement/credit risk reducing agreements. Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. Credit exposures are quantified weekly and netted, and collateral is pledged to or held by the Company to the extent the current value of derivatives exceed exposure policy thresholds.

    Hartford Life Insurance Company's derivative program is monitored by an internal compliance unit and is reviewed by senior management and Hartford Life's Finance Committee of the Board of Directors. Notional amounts, which represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk, pertaining to derivative financial instruments (excluding the Company's guaranteed separate account derivative investments), totaled $6.2 billion and $6.5 billion ($3.9 billion and $4.6 billion related to the Company's investments, $2.3 billion and $1.9 billion on the Company's liabilities) as of December 31, 1998 and 1997, respectively.

    The tables below provide a summary of derivative instruments held by Hartford Life Insurance Company as of December 31, 1998 and 1997, segregated by major investment and liability category:

F-12                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                          1998 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     ----------------------------------------------------------------------------------
                                                                                                  FOREIGN
                                      TOTAL      ISSUED    PURCHASED                  INTEREST    CURRENCY     TOTAL
                                     CARRYING    CAPS &      CAPS &      FUTURES        RATE       SWAPS      NOTIONAL
           ASSETS HEDGED              VALUE      FLOORS      FLOORS        (2)         SWAPS        (3)        AMOUNT
-----------------------------------  --------   --------   ----------   ----------   ----------   --------   ----------
Asset backed securities (excluding
 inverse floaters and
 anticipatory).....................  $  5,163   $     --   $   188      $     3      $      885     $--       $ 1,076
Inverse floaters (1)...............        24         44        55           --              --      --            99
Anticipatory (4)...................        --         --        --           --             235      --           235
Other bonds and notes..............     7,683        461       597           18           1,300      90         2,466
Short-term investments.............     1,948         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total fixed maturities.........    14,818        505       840           21           2,420      90         3,876
Equity securities, policy loans and
 other investments.................     6,979         --        --           --              --      --            --
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total investments..............  $ 21,797        505       840           21           2,420      90         3,876
    Other policyholder funds.......  $ 19,615      1,100        50           --           1,195      --         2,345
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     notional value................             $  1,605   $   890      $    21      $    3,615     $90       $ 6,221
                                     --------   --------   ----------       ---      ----------     ---      ----------
    Total derivative instruments --
     fair value....................             $     (6)  $    19      $    --      $       27     $(7)      $    33
                                     --------   --------   ----------       ---      ----------     ---      ----------
                                     --------   --------   ----------       ---      ----------     ---      ----------

                                                      1997 -- AMOUNT HEDGED (NOTIONAL AMOUNTS)
                                     --------------------------------------------------------------------------
                                                                                              FOREIGN
                                      TOTAL    ISSUED    PURCHASED                 INTEREST   CURRENCY   TOTAL
                                     CARRYING  CAPS &      CAPS &                    RATE      SWAPS    NOTIONAL
           ASSETS HEDGED              VALUE    FLOORS      FLOORS     FUTURES (2)    SWAPS      (3)     AMOUNT
-----------------------------------  --------  -------  ------------  -----------  ---------  --------  -------
Asset backed securities
 (excluding inverse floaters and
 anticipatory).....................  $  5,253  $   500    $   1,404       $  28     $    221    $ --    $2,153
Inverse floaters (1)...............        75       47           80          --           25      --       152
Anticipatory (4)...................        --       --           --          --           --      --        --
Other bonds and notes..............     7,531      462          460          22        1,258      91     2,293
Short-term investments.............     1,317       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total fixed maturities.........    14,176    1,009        1,944          50        1,504      91     4,598
Equity securities, policy loans and
 other investments.................     3,983       --           --          --           --      --        --
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total investments..............  $ 18,159    1,009        1,944          50        1,504      91     4,598
    Other policyholder funds.......  $ 21,034       10          150          --        1,747      --     1,907
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     notional value................            $ 1,019    $   2,094       $  50     $  3,251    $ 91    $6,505
                                     --------  -------  ------------        ---    ---------     ---    -------
    Total derivative instruments --
     fair value....................            $    (8)   $      23       $  --     $     19    $ (6  ) $   28
                                     --------  -------  ------------        ---    ---------     ---    -------
                                     --------  -------  ------------        ---    ---------     ---    -------

---------

    (1) Inverse floaters are variations of collateralized mortgage obligations (CMO's) for which the coupon rates move inversely with an index rate such as the London Interbank Offered Rate (LIBOR). The risk to principal is considered negligible as the underlying collateral for the securities is guaranteed or sponsored by government agencies. To address the volatility risk created by the coupon variability, the Company uses a variety of derivative instruments, primarily interest rate swaps, caps and floors.

    (2) As of December 31, 1998 and 1997, approximately 5% and 44% , respectively, of the notional futures contracts expire within one year.

    (3) As of December 31, 1998 and 1997, approximately 11% and 16%, respectively, of foreign currency swaps expire within one year.

    (4) Deferred gains and losses on anticipatory transactions are included in the carrying value of fixed maturities in the Consolidated Balance Sheets. At the time of the ultimate purchase, they are reflected as a basis adjustment to the purchased asset. As of December 31, 1998 and 1997, the Company had no deferred gains for interest rate swaps. During 1998, $1.5 in deferred gains were basis adjusted.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-13
--------------------------------------------------------------------------------

    The following is a reconciliation of notional amounts by derivative type and strategy as of December 31, 1998 and 1997:

                                             DECEMBER 31, 1997               MATURITIES/    DECEMBER 31, 1998
                                              NOTIONAL AMOUNT    ADDITIONS TERMINATIONS (1)  NOTIONAL AMOUNT
                                             -----------------   -------- ----------------- -----------------
BY DERIVATIVE TYPE
Caps.........................................      $1,239         $1,000       $  327            $1,912
Floors.......................................       1,864             --        1,281               583
Swaps/Forwards...............................       3,342          1,838        1,475             3,705
Futures......................................          50              8           37                21
Options......................................          10             --           10                --
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
BY STRATEGY
Liability....................................      $1,907         $1,099       $  661            $2,345
Anticipatory.................................          --            242            7               235
Asset........................................       1,805          1,260          667             2,398
Portfolio....................................       2,793            245        1,795             1,243
                                                 -------         --------     -------           -------
    Total....................................      $6,505         $2,846       $3,130            $6,221
                                                 -------         --------     -------           -------
                                                 -------         --------     -------           -------

---------

    (1) During 1998, the Company had no significant gains or losses on terminations of hedge positions using derivative financial instruments.

 4. FAIR VALUE OF FINANCIAL INSTRUMENTS

    SFAS No. 107 "Disclosure about Fair Value of Financial Instruments" requires disclosure of fair value information of financial instruments. For certain financial instruments where quoted market prices are not available, other independent valuation techniques and assumptions are used. Because considerable judgment is used, these estimates are not necessarily indicative of amounts that could be realized in a current market exchange. SFAS No. 107 excludes certain financial instruments from disclosure, including insurance contracts. Hartford Life Insurance Company uses the following methods and assumptions in estimating the fair value of each class of financial instrument.

    Fair value for fixed maturities and marketable equity securities approximates those quotations published by applicable stock exchanges or received from other reliable sources.

    For policy loans, carrying amounts approximate fair value.

    Fair value for other invested assets primarily consist of partnerships and trusts that are based on external market valuations from partnership and trust management as well as mortgage loans where carrying amounts approximate fair value.

    Other policyholder funds fair value information is determined by estimating future cash flows, discounted at the current market rate.

    The fair value of derivative financial instruments, including swaps, caps, floors, futures, options and forward commitments, is determined using a pricing model which is validated through periodic comparison to dealer quoted prices.

    The carrying amount and fair values of Hartford Life Insurance Company's financial instruments as of December 31, 1998 and 1997 were as follows:

                                                                1998                1997
                                                         ------------------  ------------------
                                                         CARRYING    FAIR    CARRYING    FAIR
                                                          AMOUNT     VALUE    AMOUNT     VALUE
                                                         ---------  -------  ---------  -------
ASSETS
  Fixed maturities.....................................   $ 14,818  $14,818   $ 14,176  $14,176
  Equity securities....................................         31       31        180      180
  Policy loans.........................................      6,684    6,684      3,756    3,756
  Other investments....................................        264      309         47       91
LIABILITIES
  Other policyholder funds (1).........................   $ 11,709  $11,726   $ 11,769  $11,755

---------

    (1) Excludes corporate owned life insurance and universal life insurance contracts.

F-14                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

 5. SEPARATE ACCOUNTS

    Hartford Life Insurance Company maintained separate account assets and liabilities totaling $90.3 billion and $69.1 billion as of December 31, 1998 and 1997, respectively, which are reported at fair value. Separate account assets, which are segregated from other investments, reflect two categories of risk assumption: non-guaranteed separate accounts totaling $80.6 billion and $58.6 billion as of December 31, 1998 and 1997, respectively, wherein the policyholder assumes the investment risk, and guaranteed separate accounts totaling $9.7 and $10.5 billion as of December 31, 1998 and 1997, respectively, wherein Hartford Life Insurance Company contractually guarantees either a minimum return or account value to the policyholder. Included in non-guaranteed separate account assets were policy loans totaling $1.8 billion and $1.9 billion as of December 31, 1998 and 1997, respectively. Net investment income (including net realized capital gains and losses) and interest credited to policyholders on separate account assets are not reflected in the Consolidated Statements of Income.

    Separate account management fees and other revenues were $908, $699 and $538 in 1998, 1997 and 1996, respectively. The guaranteed separate accounts include fixed market value adjusted (MVA) individual annuity and modified guaranteed life insurance. The average credited interest rate on these contracts was 6.6% and 6.5% as of December 31, 1998 and 1997, respectively. The assets that support these liabilities were comprised of $9.5 billion and $10.2 billion in fixed maturities as of December 31, 1998 and 1997, respectively. The portfolios are segregated from other investments and are managed to minimize liquidity and interest rate risk. In order to minimize the risk of disintermediation associated with early withdrawals, fixed MVA annuity and modified guaranteed life insurance contracts carry a graded surrender charge as well as a market value adjustment. Additional investment risk is hedged using a variety of derivatives which totaled $40 and $119 in carrying value and $3.5 billion and $3.0 billion in notional amounts as of December 31, 1998 and 1997, respectively.

 6. STATUTORY RESULTS

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Statutory net income................  $     211  $     214  $     144
                                      ---------  ---------  ---------
Statutory surplus...................  $   1,676  $   1,441  $   1,207
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    A significant percentage of the consolidated statutory surplus is permanently reinvested or is subject to various state regulatory restrictions which limit the payment of dividends without prior approval. The total amount of statutory dividends which may be paid by the insurance subsidiaries of the Company in 1999 is estimated to be $168.

    Hartford Life Insurance Company and its domestic insurance subsidiaries prepare their statutory financial statements in accordance with accounting practices prescribed by the State of Connecticut. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners, as well as state laws, regulations, and general administrative rules.

 7. STOCK COMPENSATION PLANS

    Hartford Life Insurance Company's employees are included in the 1997 Hartford Life, Inc. Incentive Stock Plan (the "Plan"), which was adopted during the second quarter of 1997. Under the Plan, options granted may be either non-qualified options or incentive stock options qualifying under Section 422A of the Internal Revenue Code. The aggregate number of shares of Class A Common Stock which may be awarded in any one year shall be subject to an annual limit. The maximum number of shares of Class A Common Stock which may be granted under the Plan in each year shall be 1.5% of the total issued and outstanding shares of Hartford Life Class A Common Stock and treasury stock as reported in the Annual Report on Hartford Life's Form 10-K for the preceding year plus unused portions of such limit from prior years. In addition, no more than 5 million shares of Class A Common Stock shall be cumulatively available for awards of incentive stock options under the Plan, and no more than 20% of the total number of shares on a cumulative basis shall be available for restricted stock and performance shares.

    All options granted have an exercise price equal to the market price of Hartford Life's stock on the date of grant and an option's maximum term is ten years. Certain nonperformance based options become exercisable upon the attainment of specified market price appreciation of Hartford Life's common shares or at seven years after the date of grant, while the remaining nonperformance based options become exercisable over a three year period commencing with the date of grant.

    Also included in the Plan are long-term performance awards which become payable upon the attainment of specific performance goals achieved over a three year period.

    During the second quarter of 1997, Hartford Life established the Hartford Life, Inc. Employee Stock Purchase Plan (ESPP). Under this plan, eligible employees of Hartford Life and the Company may purchase Class A Common Stock of Hartford Life at a 15% discount from the lower of the market price at the beginning or end of the quarterly offering period. Hartford Life may sell up to 2,700,000 shares of stock to eligible employees. Hartford Life sold 121,943 and 54,316 shares under the ESPP in 1998 and 1997, respectively. The weighted average fair value of the discount under the ESPP was $13.80 per share in 1998 and $9.63 per share in 1997.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-15
--------------------------------------------------------------------------------

 8. POSTRETIREMENT BENEFIT AND SAVINGS PLANS

(A) PENSION PLANS

    Hartford Life Insurance Company's employees are included in The Hartford's noncontributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Company's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of the Company's group pension contracts. The cost to the Company was approximately $6 in 1998 and $5 in both 1997 and 1996.

    The Company also provides, through The Hartford, certain health care and life insurance benefits for eligible retired employees. A substantial portion of the Company's employees may become eligible for these benefits upon retirement. The Company's contribution for health care benefits will depend on the retiree's date of retirement and years of service. In addition, the plan has a defined dollar cap which limits average Company contributions. The Company has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense, allocated by The Hartford, was immaterial to the results of operations for 1998, 1997 and 1996.

    The assumed rate in the per capita cost of health care (the health care trend rate) was 7.8% for 1998, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

(B) INVESTMENT AND SAVINGS PLAN

    Substantially all employees of the Company are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of Hartford Life or certain other investments, are matched, up to 3% of compensation, by the Company. The cost to Hartford Life Insurance Company for the above-mentioned plan was approximately $4 and $2 in 1998 and 1997, respectively.

 9. REINSURANCE

    Hartford Life Insurance Company cedes insurance to other insurers, including its parent, HLA, in order to limit its maximum loss. Such transfer does not relieve the Company of its primary liability. The Company also assumes insurance from other insurers. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company evaluates the financial condition of its reinsurers and monitors concentration of credit risk.

    Net premiums and other considerations were comprised of the following:

                                       FOR THE YEARS ENDED DECEMBER
                                                    31,
                                      -------------------------------
                                        1998       1997       1996
                                      ---------  ---------  ---------
Gross premiums......................  $   2,722  $   2,164  $   2,138
Assumed.............................        150        159        190
Ceded...............................       (654)      (686)      (623)
                                      ---------  ---------  ---------
  Net premiums and other
   considerations...................  $   2,218  $   1,637  $   1,705
                                      ---------  ---------  ---------
                                      ---------  ---------  ---------

    The Company ceded approximately $128, $76 and $100 of group life premium to HLA in 1998, 1997 and 1996, respectively, representing $38.4 billion, $33.6 billion and $33.3 billion of insurance in force, respectively. The Company ceded $383, $339 and $318 of accident and health premium to HLA in 1998, 1997 and 1996, respectively. The Company assumed $82, $89 and $101 of premium in 1998, 1997 and 1996, respectively, representing $7.4 billion, $8.2 billion and $8.5 billion of individual life insurance in force, respectively, from HLA.

    Life reinsurance recoveries, which reduce death and other benefits, approximated $97, $158 and $140 for the years ended December 31, 1998, 1997 and 1996, respectively.

    Hartford Life Insurance Company has no significant reinsurance-related concentrations of credit risk.

 10. INCOME TAX

    Hartford Life and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

    As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of Hartford Life, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. It is the intention of The Hartford and its non-life subsidiaries to file a single consolidated Federal income tax return. The life insurance companies will file a separate consolidated federal income tax return. The Company's effective tax rate was 35%, 36% and 35% in 1998, 1997 and 1996, respectively.

F-16                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

    Income tax expense is as follows:

                                            FOR THE YEARS ENDED DECEMBER
                                                         31,
                                           -------------------------------
                                             1998       1997       1996
                                           ---------  ---------  ---------
Current..................................  $     307  $     162  $     118
Deferred.................................       (119)         5        (98)
                                           ---------  ---------  ---------
  Income tax expense.....................  $     188  $     167  $      20
                                           ---------  ---------  ---------
                                           ---------  ---------  ---------

    A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision for income taxes is as follows:

                                            FOR THE YEARS ENDED DECEMBER 31,
                                            ---------------------------------
                                              1998       1997        1996
                                            ---------  ---------     -----
Tax provision at the U.S. Federal
 statutory rate...........................  $     188  $     164   $      20
Other.....................................         --          3          --
                                            ---------  ---------         ---
  Total...................................  $     188  $     167   $      20
                                            ---------  ---------         ---
                                            ---------  ---------         ---

    Deferred tax assets (liabilities) include the following as of December 31:

                                                   1998       1997
                                                 ---------  ---------
Tax basis deferred policy acquisition costs....  $     751  $     639
Financial statement deferred policy acquisition
 costs and reserves............................        103         69
Employee benefits..............................          4          8
Net unrealized capital gains on securities.....        (98)       (96)
Investments and other..........................       (296)      (272)
                                                 ---------  ---------
  Total........................................  $     464  $     348
                                                 ---------  ---------
                                                 ---------  ---------

    Hartford Life Insurance Company had a current tax payable of $65 and $64 as of December 31, 1998 and 1997, respectively.

    Prior to the Tax Reform Act of 1984, the Life Insurance Company Income Tax Act of 1959 permitted the deferral from taxation of a portion of statutory income under certain circumstances. In these situations, the deferred income was accumulated in a "Policyholders' Surplus Account" and, based on current tax law, will be taxable in the future only under conditions which management considers to be remote; therefore, no Federal income taxes have been provided on this deferred income. The balance for tax return purposes of the Policyholders' Surplus Account as of December 31, 1998 was $104.

 11. RELATED PARTY TRANSACTIONS

    Transactions of the Company with HA&I and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization. Indirect expenses allocated to the Company by The Hartford were $47, $34 and $40 in 1998, 1997 and 1996, respectively. Management believes that the methods used are reasonable.

 12. COMMITMENTS AND CONTINGENT LIABILITIES

(A) LITIGATION

    Hartford Life Insurance Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary and punitive damages have been asserted. Although there can be no assurances, at the present time the Company does not anticipate that the ultimate liability arising from such pending or threatened litigation, after consideration of provisions made for potential losses and costs of defense, will have a material adverse effect on the financial condition or operating results of the Company.

(B) GUARANTY FUNDS

    Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company and its subsidiaries pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $9, $15 and $11 in 1998, 1997 and 1996, respectively, of which $4, $4 and $5, respectively, were estimated to be creditable against premium taxes.

(C) LEASES

    The rent paid to Hartford Fire for space occupied by the Company was $7 in both 1998 and 1997 and $3 in 1996. Future minimum rental commitments are as follows:

1999.............  $       7
2000.............         12
2001.............         12
2002.............         13
2003.............         13
Thereafter.......         74
                   ---------
  Total..........  $     131
                   ---------
                   ---------

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-17
--------------------------------------------------------------------------------

    Rental expense is recognized on a level basis over the term of the primary sublease, which expires on December 31, 2009, and amounted to approximately $9 in both 1998 and 1997 and $8 in 1996.

(D) TAX MATTERS

    Hartford Life's federal income tax returns are routinely audited by the Internal Revenue Service. Hartford Life is currently under audit for the years 1993 through 1995, with the audit for the years 1996 through 1997 expected to begin during early 1999. Management believes that adequate provision has been made in the financial statements for items that may result from tax examinations and other tax related matters.

(E) INVESTMENTS

    As of December 31, 1998, Hartford Life Insurance Company held $71 of asset backed securities securitized and serviced by Commercial Financial Services, Inc. (CFS) of which $50 were included in the Company's general account and $21 in the Company's guaranteed separate account. In October 1998, the Company became aware of allegations of improper activities at CFS. On December 11, 1998, CFS filed for protection under Chapter 11 of the Bankruptcy Code. As of December 31, 1998, CFS continues to service the asset backed securities, which remain current on payments of principal and interest, however, the Company does not expect to recover all of its principal investment. Based upon information available in the fourth quarter 1998, the Company recognized a $25, after-tax, writedown related to its holdings in CFS of which $18 was related to the Company's general account assets. The ultimate realizable amount depends on the outcome of the bankruptcy of CFS and these estimates are therefore subject to material change as new information becomes available. The Company is presently unable to determine the amount of further potential loss, if any, related to the securities.

 13. SEGMENT INFORMATION

    Hartford Life Insurance Company adopted SFAS No. 131, "Disclosures about Segments of an Enterprise and Related Information", during the fourth quarter of 1998. This statement replaces SFAS No. 14, "Financial Reporting for Segments of a Business Enterprise", and establishes new standards for reporting information about operating segments in annual financial statements and in interim financial reports issued to shareholders. It also establishes standards for related disclosures about products and services, geographic areas and major customers. This statement requires that the reportable operating segments be based on the Company's internal operations. On this basis, Hartford Life Insurance Company's segments represent strategic operations which offer different products and services as well as serve different markets.

    Hartford Life Insurance Company is organized into three reportable operating segments which include Investment Products, Individual Life and Corporate Owned Life Insurance (COLI). Investment Products offers individual variable annuities, fixed market value adjusted (MVA) annuities and fixed and variable immediate annuities, mutual funds, deferred compensation and retirement plan services, structured settlement contracts and other special purpose annuity contracts. Individual Life sells a variety of life insurance products, including variable life, universal life, interest-sensitive whole life and term life insurance. COLI primarily offers variable products used by employers to fund non-qualified benefits or other post-employment benefit obligations as well as leveraged COLI. The Company includes in "Other" corporate items not directly allocable to any of its reportable operating segments as well as certain employee benefit products including group life and disability insurance that is directly written by the Company and is substantially ceded to its parent, HLA.

    The accounting policies of the reportable operating segments are the same as those described in the summary of significant accounting policies in Note 2. Hartford Life Insurance Company evaluates performance of its segments based on revenues, net income and the segment's return on allocated capital. The Company charges direct operating expenses to the appropriate segment and allocates the majority of indirect expenses to the segments based on an intercompany expense arrangement. Intersegment revenues are not significant and primarily occur between corporate and the operating segments. These amounts include interest income on allocated surplus and the amortization of net realized capital gains and losses through net investment income utilizing the duration of the segment's investment portfolios. The Company's revenues are primarily derived from customers within the United States. The Company's long-lived assets primarily consist of deferred policy acquisition costs and deferred tax assets from within the United States. The following table outlines summarized financial information concerning the Company's segments. The information for 1997 and 1996 has been restated to conform to the 1998 presentation.

                                                         INVESTMENT INDIVIDUAL
1998                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,779   $  543    $  1,567  $    86  $ 3,975
Net investment income..................................       736      181         793       49    1,759
Amortization of deferred policy acquisition costs......       326      105          --       --      431
Income tax expense (benefit)...........................       145       35          12       (4)     188
Net income (loss)......................................       270       64          24       (8)     350
Assets.................................................    87,207    5,228      22,631    3,197  118,263

F-18                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

                                                         INVESTMENT INDIVIDUAL
1997                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,510   $  487    $    980  $    32  $ 3,009
Net investment income..................................       739      164         429       36    1,368
Amortization of deferred policy acquisition costs......       250       83          --        2      335
Income tax expense.....................................       111       30          15       11      167
Net income.............................................       206       55          27       14      302
Assets.................................................    72,288    4,914      17,800    2,743   97,745

                                                         INVESTMENT INDIVIDUAL
1996                                                     PRODUCTS    LIFE      COLI      OTHER    TOTAL
-------------------------------------------------------  ---------  -------  ---------  -------  -------
Total revenues.........................................   $ 1,002   $  440    $  1,360  $    87  $ 2,889
Net investment income..................................       684      153         480       80    1,397
Amortization of deferred policy acquisition costs......       174       60          --       --      234
Income tax expense (benefit)...........................       (42 )     24          11       27       20
Net income (loss)......................................       (77 )     44          26       45       38
Assets.................................................    57,410    3,753      14,222    2,377   77,762

 14. QUARTERLY RESULTS FOR 1998 AND 1997 (UNAUDITED)

                                                                       THREE MONTHS ENDED
                                     --------------------------------------------------------------------------------------
                                          MARCH 31,              JUNE 30,           SEPTEMBER 30,          DECEMBER 31,
                                     --------------------  --------------------  --------------------  --------------------
                                       1998       1997       1998       1997       1998       1997       1998       1997
                                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Revenues...........................   $    915   $    651   $    721   $    645   $    826   $    679   $  1,513   $  1,034
Benefits, claims and expenses......        787        550        591        536        688        550      1,371        904
Net income.........................         83         63         85         74         89         81         93         84

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-19
--------------------------------------------------------------------------------

  SCHEDULE I -- SUMMARY OF INVESTMENTS -- OTHER THAN INVESTMENTS IN AFFILIATES
                            AS OF DECEMBER 31, 1998
                                 (IN MILLIONS)

                                                                   AMOUNT AT
                                                                     WHICH
                                                         FAIR       SHOWN ON
TYPE OF INVESTMENT                              COST     VALUE   BALANCE SHEET
---------------------------------------------  -------  -------  --------------
Fixed Maturities
Bonds and Notes
  U. S. Government and Government agencies
   and authorities (guaranteed and
   sponsored)................................  $   121  $   123     $   123
  U. S. Government and Government agencies
   and authorities (guaranteed and sponsored)
   -- asset backed...........................    1,001    1,016       1,016
  States, municipalities and political
   subdivisions..............................      165      173         173
  Foreign governments........................      393      412         412
  Public utilities...........................      844      874         874
  All other corporate including
   international.............................    5,469    5,687       5,687
  All other corporate -- asset backed........    4,155    4,171       4,171
  Short-term investments.....................    1,847    1,847       1,847
Certificates of deposit......................      510      515         515
                                               -------  -------     -------
Total fixed maturities.......................   14,505   14,818      14,818
                                               -------  -------     -------
Equity Securities
Common Stocks
  Industrial and miscellaneous...............       30       31          31
                                               -------  -------     -------
Total equity securities......................       30       31          31
                                               -------  -------     -------
Total fixed maturities and equity
 securities..................................   14,535   14,849      14,849
                                               -------  -------     -------
Policy Loans.................................    6,684    6,684       6,684
                                               -------  -------     -------
Other Investments
  Mortgage loans on real estate..............      206      207         206
  Other invested assets......................       58      102          58
                                               -------  -------     -------
Total other investments......................      264      309         264
                                               -------  -------     -------
Total investments............................  $21,483  $21,842     $21,797
                                               -------  -------     -------
                                               -------  -------     -------

F-20                            HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
--------------------------------------------------------------------------------

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION
              FOR THE YEARS ENDED DECEMBER 31, 1998, 1997 AND 1996
                                 (IN MILLIONS)

                                                DEFERRED
                                                 POLICY       FUTURE       OTHER         PREMIUMS          NET
                                               ACQUISITION    POLICY     POLICYHOLDER    AND OTHER      INVESTMENT
SEGMENT                                           COSTS      BENEFITS      FUNDS      CONSIDERATIONS     INCOME
---------------------------------------------  -----------   ---------   ----------   ---------------   ---------

1998
Investment Products..........................    $2,823       $2,407      $ 9,194         $1,043         $  736
Individual Life..............................       931          466        2,307            363            181
Corporate Owned Life Insurance...............        --          225        8,097            774            793
Other........................................        --          497           17             38             49
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,754       $3,595      $19,615         $2,218         $1,759
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1997
Investment Products..........................    $2,478       $2,070      $ 9,620         $  771         $  739
Individual Life..............................       837          392        2,182            323            164
Corporate Owned Life Insurance...............        --           56        9,259            551            429
Other........................................        --          541          (27)            (8)            36
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $3,315       $3,059      $21,034         $1,637         $1,368
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

1996
Investment Products..........................    $2,030       $1,526      $10,140         $  537         $  684
Individual Life..............................       730          346        2,160            287            153
Corporate Owned Life Insurance...............        --           --        9,823            880            480
Other........................................        --          602           11              1             80
                                               -----------   ---------   ----------       ------        ---------
Consolidated operations......................    $2,760       $2,474      $22,134         $1,705         $1,397
                                               -----------   ---------   ----------       ------        ---------
                                               -----------   ---------   ----------       ------        ---------

                                                   NET        BENEFITS,    AMORTIZATION
                                                REALIZED     CLAIMS AND     OF DEFERRED
                                                 CAPITAL        CLAIM         POLICY
                                                  GAINS      ADJUSTMENT     ACQUISITION    DIVIDENDS TO     OTHER
SEGMENT                                         (LOSSES)      EXPENSES         COSTS       POLICYHOLDERS   EXPENSES
---------------------------------------------  -----------   -----------   -------------   -------------  ----------
1998
Investment Products..........................    $  --         $  670          $326            $ --         $  368
Individual Life..............................       (1)           262           105              --             77
Corporate Owned Life Insurance...............       --            924            --             329            278
Other........................................       (1)            55            --              --             43
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $  (2)        $1,911          $431            $329         $  766
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1997
Investment Products..........................    $  --         $  677          $250            $ --         $  266
Individual Life..............................       --            242            83              --             77
Corporate Owned Life Insurance...............       --            439            --             240            259
Other........................................        4             21             2              --            (16)
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $   4         $1,379          $335            $240         $  586
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----
1996
Investment Products..........................    $(219)        $  744          $175            $ --         $  203
Individual Life..............................       --            245            59              --             68
Corporate Owned Life Insurance...............       --            545            --             634            144
Other........................................        6              1            --               1             12
                                               -----------   -----------      -----           -----          -----
Consolidated operations......................    $(213)        $1,535          $234            $635         $  427
                                               -----------   -----------      -----           -----          -----
                                               -----------   -----------      -----           -----          -----

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES                            F-21
--------------------------------------------------------------------------------

                           SCHEDULE IV -- REINSURANCE
                                 (IN MILLIONS)

                                                                 CEDED TO      ASSUMED FROM               PERCENTAGE
                                                     GROSS        OTHER           OTHER         NET        OF AMOUNT
                                                     AMOUNT     COMPANIES       COMPANIES      AMOUNT   ASSUMED TO NET
                                                    --------  --------------  --------------  --------  ---------------
For the year ended December 31, 1998
Life insurance in force...........................  $326,400     $ 200,782       $  18,289    $143,907        12.7%
Premiums and other considerations
  Life insurance and annuities....................  $  2,329     $     271       $     142    $  2,200         6.5%
  Accident and health insurance...................       393           383               8          18        44.4%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,722     $     654       $     150    $  2,218         6.8%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1997
  Life insurance in force.........................  $245,487     $ 178,771       $  33,156    $ 99,872        33.2%
Premiums and other considerations
  Life insurance and annuities....................  $  1,818     $     340       $     157    $  1,635         9.6%
  Accident and health insurance...................       346           346               2           2       100.0%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,164     $     686       $     159    $  1,637         9.7%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------
For the year ended December 31, 1996
  Life insurance in force.........................  $177,094     $ 106,146       $  31,957    $102,905        31.1%
Premiums and other considerations
  Life insurance and annuities....................  $  1,801     $     298       $     169    $  1,672        10.1%
  Accident and health insurance...................       337           325              21          33        63.6%
                                                    --------  --------------       -------    --------
Total premiums and other considerations...........  $  2,138     $     623       $     190    $  1,705        11.1%
                                                    --------  --------------       -------    --------
                                                    --------  --------------       -------    --------

                                       PART C

                               OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a) All financial statements are included in Part A and Part B of the Registration Statement.

     (b) (1) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

          (2)  Not applicable.

          (3)  (a)  Principal Underwriter Agreement.(2)

          (3)  (b)  Form of Dealer Agreement.(2)

          (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

          (5)  Form of Application.(3)

          (6)  (a)  Articles of Incorporation of Hartford.(3)

          (6)  (b)  Bylaws of Hartford.(2)

          (7)  Not applicable.

          (8)  Not applicable.

          (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel, and Corporate Secretary.

          (10) Consent of Arthur Andersen LLP, Independent Public Accountants.

          (11) No financial statements are omitted.

-----------------
(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19605, filed May 9, 1997.

          (12) Not applicable.

          (13) Not applicable.

          (14) Not applicable.

          (15) Copy of Power of Attorney.

          (16) Organizational Chart.

Item 25.  Directors and Officers of the Depositor


-------------------------------------------------------------------------------
 NAME                         POSITION WITH HARTFORD
-------------------------------------------------------------------------------
 Wendell J. Bossen            Vice President
-------------------------------------------------------------------------------
 Gregory A. Boyko             Senior Vice President, Director*
-------------------------------------------------------------------------------
 Peter W. Cummins             Senior Vice President
-------------------------------------------------------------------------------
 Timothy M. Fitch             Vice President
-------------------------------------------------------------------------------
 Mary Jane B. Fortin          Vice President & Chief Accounting Officer
-------------------------------------------------------------------------------
 David T. Foy                 Senior Vice President & Treasurer
-------------------------------------------------------------------------------
 Lynda Godkin                 Senior Vice President, General Counsel and
                              Corporate Secretary, Director*
-------------------------------------------------------------------------------
 Lois W. Grady                Senior Vice President
-------------------------------------------------------------------------------
 Stephen T. Joyce             Vice President
-------------------------------------------------------------------------------
 Michael D. Keeler            Vice President
-------------------------------------------------------------------------------
 Robert A. Kerzner            Senior Vice President
-------------------------------------------------------------------------------
 Thomas M. Marra              Executive Vice President, Director*
-------------------------------------------------------------------------------
 Joseph J. Noto               Vice President
-------------------------------------------------------------------------------
 Craig R. Raymond             Senior Vice President and Chief Actuary
-------------------------------------------------------------------------------
 Donald A. Salama             Vice President
-------------------------------------------------------------------------------
 Lowndes A. Smith             President and Chief Executive Officer, Director*
-------------------------------------------------------------------------------
 David M. Znamierowski        Senior Vice President, Director*
-------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

          Filed herewith as Exhibit 16.

Item 27.  Number of Contract Owners

          As of March 31, 1999,  there were 220,051 Contract Owners.

Item 28.  Indemnification

          Under Section 33-772 of the Connecticut General Statutes, unless limited by its certificate of incorporation, the Registrant must indemnify a director who was wholly successful, on the merits or otherwise, in the defense of any proceeding to which he was a party because he is or was a director of the corporation against reasonable expenses incurred by him in connection with the proceeding.

          The Registrant may indemnify an individual made a party to a proceeding because he is or was a director against liability incurred in the proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Registrant, and, with respect to any criminal proceeding, had no reason to believe his conduct was unlawful. Conn. Gen. Stat. Section 33-771(a). Additionally, pursuant to Conn. Gen. Stat. Section 33-776, the Registrant may indemnify officers and employees or agents for liability incurred and for any expenses to which they becomes subject by reason of being or having been an employees or officers of the Registrant. Connecticut law does not prescribe standards for the indemnification of officers, employees and agents and expressly states that their indemnification may be broader than the right of indemnification granted to directors.

          The foregoing statements are specifically made subject to the detailed provisions of Section 33-770 et seq.

          Notwithstanding the fact that Connecticut law obligates the Registrant to indemnify a only a director that was successful on the merits in a suit, under Article VIII, Section 1 of the Registrant's bylaws, the Registrant must indemnify both directors and officers of the Registrant for (1) any claims and liabilities to which they become subject by reason of being or having been a directors or officers of the company and legal and (2) other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

          Additionally, the directors and officers of Hartford and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries. Such policy will reimburse the Registrant for any payments that it shall make to directors and officers pursuant to law and will, subject to certain exclusions contained in the policy, further pay any other costs, charges and expenses and settlements and judgments arising from any proceeding involving any director or officer of the Registrant in his past or present capacity as such, and for which he may be liable, except as to any liabilities arising from acts that are deemed to be uninsurable.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

          (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP
                 Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable
                 Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ
                 Variable Account)
               Hartford Life Insurance Company - Putnam Capital Manager Trust
                 Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five
               Hartford Life Insurance Company - Separate Account Seven Hartford Life and Annuity Insurance Company - Separate Account
                 One
               Hartford Life and Annuity Insurance Company - Putnam Capital
                 Manager Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account
                 Three
               Hartford Life and Annuity Insurance Company - Separate Account
                 Five

               Hartford Life and Annuity Insurance Company - Separate Account
                 Six
               Alpine Life Insurance Company - Separate Account One
               Alpine Life Insurance Company - Separate Account Two
               American Maturity Life Insurance - Separate Account AMLVA Royal Life Insurance Company - Separate Account One
               Royal Life Insurance Company - Separate Account Two

          (b)  Directors and Officers of HSD

          NAME AND PRINCIPAL                POSITIONS AND OFFICES
           BUSINESS ADDRESS                   WITH UNDERWRITER
          -----------------                  ------------------
          Lowndes A. Smith              President and Chief Executive Officer,
                                        Director
          Thomas M. Marra               Executive Vice President, Director
          Peter W. Cummins              Senior Vice President
          David T. Foy                  Treasurer
          Lynda Godkin                  Senior Vice President, General Counsel
                                        and Corporate Secretary
          George R. Jay                 Controller


          Unless otherwise indicated, the principal business address of each the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.  Undertakings

          (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

          (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

          (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

          (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

               The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 9th day of April, 1999.

HARTFORD LIFE INSURANCE COMPANY - SEPARATE ACCOUNT TWO
     (Registrant)

*By:    Thomas M. Marra                             *By: /s/ Marianne O'Doherty
        -----------------------------------------    --------------------------
        Thomas M. Marra, Executive Vice President            Marianne O'Doherty
                                                             Attorney-in-Fact


HARTFORD LIFE INSURANCE COMPANY
       (Depositor)

*By:    Thomas M. Marra
        -----------------------------------------
        Thomas M. Marra, Executive Vice President


Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Gregory A. Boyko, Senior Vice President,
      Director *                                    *By: /s/ Marianne O'Doherty
Lynda Godkin, Senior Vice President, General            -----------------------
   Counsel and Corporate Secretary, Director*                Marianne O'Doherty
Thomas M. Marra, Executive Vice                              Attorney-in-Fact
    President and Director, Individual Life and
    Annuity Division, Director *                            Dated: April 9, 1999
Lowndes A. Smith, President and
     Chief Executive Officer, Director*
David M. Znamierowski, Senior Vice President,
    Director*

                                   EXHIBIT INDEX

(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10) Consent of Arthur Andersen LLP, Independent Public Accountants

(15) Copy of Power of Attorney.


(16) Organizational Chart.